UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-021979

Nuveen Investment Trust V

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Income Funds
Mutual Funds
Nuveen Taxable Fixed
March 31, 2022
Semiannual
Report
Fund Name Class A Class C Class R6 Class I
Nuveen Flexible Income Fund NWQAX NWQCX NQWFX NWQIX
Nuveen Floating Rate Income Fund NFRAX NFFCX NFRFX NFRIX
Nuveen High Yield Income Fund NCOAX NCFCX NCSRX NCOIX
Nuveen Preferred Securities and Income Fund NPSAX NPSCX NPSFX NPSRX
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will not be sent to you by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports.
You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor, by calling 800-257-8787 and selecting option #1. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.

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If you receive your Nuveen Fund
distributions and statements from your
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or
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If you receive your Nuveen Fund
distributions and statements directly
from Nuveen.
Must be preceded by or accompanied
by a prospectus.
NOT FDIC INSURED MAY LOSE
VALUE NO BANK GUARANTEE

Table
of Contents

Chair’s Letter to Shareholders 4
Important Notices 5
Risk Considerations and Dividend Information 7
Fund Performance, Expense Ratios and Holdings Summaries 9
Yields 18
Expense Examples 19
Portfolios of Investments 21
Statement of Assets and Liabilities 68
Statement of Operations 70
Statement of Changes in Net Assets 71
Financial Highlights 73
Notes to Financial Statements 81
Additional Fund Information 96
Glossary of Terms Used in this Report 97
Liquidity Risk Management Program 100

Chair’s Letter
to Shareholders
Dear Shareholders,
Markets have had a turbulent start to 2022. Global economic activity has been moderating from post-pandemic peaks, and crisis-era monetary and fiscal support programs are being phased out. Inflation has surged partially due to supply chain bottlenecks, which were initially caused by the pandemic and now have been exacerbated by Russia’s war in Ukraine and recent lockdowns across China to contain a large-scale COVID-19 outbreak.
We are now almost three months into the Eastern European conflict and are witnessing the scale of the humanitarian crisis and the economic impact caused by this event. Market uncertainty is currently elevated, as the situations in Russia/Ukraine and China have increased inflation and recession risks. The U.S. Federal Reserve (Fed) and other central banks now face an even more difficult task of slowing inflation without pulling the economy into recession. As anticipated, the Fed began the rate hiking cycle in March 2022, raising its short-term rate by
0.25% from near zero for the first time since the pandemic was declared two years ago and followed it with an increase of 0.5% in May 2022. Additional rate hikes are expected at all of the remaining Fed meetings this year. Forecasting was made difficult given the wide range of potential outcomes with regard to the Russia-Ukraine war, the resilience of China’s economy, the reopening of supply chains, the impact of inflation on economic growth, and the Fed’s response to inflation. Accordingly, markets are struggling with pricing these risks.
In the meantime, while markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.
On behalf of the other members of the Nuveen Fund Board, I look forward to continuing to earn your trust in the months and years ahead.
Sincerely,
Terence J. Toth
Chairman of the Board
May 19, 2022

Important Notices

For Shareholders of
Nuveen Flexible Income Fund
Nuveen Floating Rate Income Fund
Nuveen High Yield Income Fund
Nuveen Preferred Securities and Income Fund
Change in Fiscal and Tax Year End
On February 24, 2022, the Funds’ Board of Trustees approved that each Fund’s fiscal and tax year end (collectively, “fiscal year ends”) be changed from September 30 to August 31. As a result, the next annual report for the Funds will be for the period from
October 1, 2021 through August 31, 2022. Until August 31, 2022, the Funds will continue to adhere to the fiscal reporting and regulatory filing schedule required under the September 30 fiscal year end.
Portfolio Manager Commentaries in Semiannual Reports
Beginning with this semiannual shareholder report, the Funds will include portfolio manager commentary only in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’
Comments section of each Fund’s September 30, 2021 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com .
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding
Summaries section within this report.
Additional Market Disruption Risk
In late February 2022, Russia launched a large scale military attack on Ukraine. The invasion significantly amplified already existing geopolitical tensions among Russia, Ukraine, Europe, NATO and the West, including the U.S. In response to the military action by
Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia. Such sanctions included, among other things, a prohibition on doing business with certain Russian companies, large financial institutions, officials and oligarchs; a commitment by certain countries and the European Union to remove selected Russian banks from the Society for Worldwide Interbank Financial Telecommunications (“SWIFT”), the electronic banking network that connects banks globally; and restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions.
Additional sanctions may be imposed in the future. Such sanctions may adversely impact, among other things, the Russian economy and various sectors of the global economy, including but not limited to, the financials, energy, metals and mining, engineering and defense sectors. The sanctions and any related boycotts, tariffs, and financial restrictions imposed on Russia’s government, companies and certain individuals may cause a decline in the value and liquidity of Russian securities; weaken the value of the ruble;
downgrade the country’s credit rating; freeze Russian securities and/or funds invested in prohibited assets and impair the ability to trade in Russian securities and/or other assets; and have other adverse consequences on the Russian government, economy, companies and region. Further, several large corporations and U.S. states have announced plans to divest interests or otherwise curtail business dealings with certain Russian businesses.
The ramifications of the hostilities and sanctions, however, may not be limited to Russia and Russian companies but may spill over to and negatively impact other regional and global economic markets (including Europe and the United States), companies in other countries (particularly those that have done business with Russia) and on various sectors, industries and markets for securities and commodities globally, such as oil and natural gas. Accordingly, the actions discussed above and the potential for a wider conflict could increase financial market volatility, cause severe negative effects on regional and global economic markets, industries, and companies and have a negative effect on your Fund’s investments and performance beyond any direct exposure to Russian issuers or those of adjoining geographic regions. In addition, Russia may take retaliatory actions and other countermeasures, including cyberattacks and espionage against other countries and companies around the world, which may negatively impact such countries and the companies in which your Fund invests.
The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on Fund performance and the value of an investment in the Fund, particularly with respect to Russian exposure.

Important Notices
(continued)

For Shareholders of
Nuveen Flexible Income Fund
Sub-Adviser and Fund Name Changes
In August 2021, the Fund’s Board of Trustees approved an amended and restated sub-advisory agreement, effective on December
31, 2021, between Nuveen Fund Advisors, LLC (“NFAL”), the Fund’s investment adviser, and Nuveen Asset Management, LLC
(“NAM”), pursuant to which NAM replaced NWQ Investment Management Company, LLC (“NWQ”) as the Fund’s sub-adviser. NAM and NWQ are both affiliates of NFAL and are subsidiaries of Nuveen, LLC. In connection therewith, the Fund’s Board of Trustees also approved that the Fund be renamed Nuveen Flexible Income Fund, effective December 31, 2021.
The Fund’s portfolio management team and investment strategy were not affected by these changes.
For additional information regarding these changes, please consult the Fund’s prospectus dated January 31, 2022.
For Shareholders of
Nuveen Floating Rate Income Fund
Lending of Portfolio Securities
Effective April 29, 2022, the Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. Refer to the Fund’s Statement of Additional Information dated
January 31, 2022 and to the Notes to Financial Statements, Note 4. Portfolio Securities and Investments in Derivatives of this report for further information.

Risk Considerations and Dividend
Information

Nuveen Flexible Income Fund
Mutual fund investing involves risk; principal loss is possible. Debt and fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, and income risk. As interest rates rise, bond prices fall. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. Preferred securities are subordinate to bonds and other debt instruments in a company's capital structure and therefore are subject to greater credit risk. Foreign investments involve additional risks, including currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. Asset-backed and mortgage-backed securities are subject to additional risks such as prepayment risk, liquidity risk and adverse economic developments. Concentration in the financial services sector may involve greater exposure to adverse economic or regulatory occurrences. Equity investments such as those held by the Fund, are subject to market risk, common stock risk, covered call risk, short sale risk, and derivatives risk.
Nuveen Floating Rate Income Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. Foreign investments involve additional risks, including currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. The value of the Fund's convertible securities may decline in response to such factors as rising interest rates and fluctuations in the market price of the underlying securities. This Fund is subject to loan settlement risk due to the lack of established settlement standards or remedies for failure to settle.
Nuveen High Yield Income Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Investments in below investment grade or high yield securities are subject to liquidity risk and heightened credit risk.
Credit risk arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. The Fund is subject to interest rate risk; as interest rates rise, bond prices fall. This Fund is subject to the risks of investing in loans, including loan settlement risk due to the lack of established settlement standards or remedies for failure to settle and covenant lite loan risk, which is the risk that loans with limited restrictive covenants on borrowers may weaken the Fund’s ability to access collateral securing the loan and enforce its rights as a lender. Non-U.S.
investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These and other risk considerations, such as active management, call, derivatives, income, and unrated securities risks, are described in detail in the Fund’s prospectus.
Nuveen Preferred Securities and Income Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, illiquid securities risk, concentration risk, and income risk. As interest rates rise, bond prices fall. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. Preferred securities are subordinate to bonds and other debt instruments in a company's capital structure and therefore are subject to greater credit risk. Certain types of preferred, hybrid or debt securities with special loss absorption provisions, such as contingent capital securities (CoCos), may be or become so subordinated that they present risks equivalent to, or in some cases even greater than, the same company's common stock. Foreign investments involve additional risks, including currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 – Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by the Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/

Risk Considerations and Dividend Information
(continued)

or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to
Financial Statements of this report.

Fund Performance, Expense Ratios and
Holdings Summaries

The Fund Performance, Expense Ratios, and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Returns quoted represent past performance, which is no guarantee of future results.
Investment returns and principal value will
fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note
7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Holding Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies:
Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Flexible Income Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
March 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Flexible Income Blended Benchmark. The Flexible
Income Blended Benchmark consist of: 1) 50% ICE BofA U.S. Corporate Index and 2) 50% ICE BofA U.S. High Yield Index.
** Class A Shares have a maximum 4.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for peri-
ods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2023, so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.75%
(1.25% after July 31, 2023) of the average daily net assets of any class of Fund shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual Fund operating expenses for Class R6 Shares will be less than the expense limitation. The expense limitation expiring July 31, 2023, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.
Total Returns as of
March 31, 2022**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 12/09/09 (3.93)% (0.49)% 4.39% 5.35% 1.04% 0.95%
Class A Shares at maximum Offering
Price 12/09/09 (8.50)% (5.21)% 3.38% 4.84% — —
Bloomberg U.S. Aggregate Bond
Index — (5.92)% (4.15)% 2.14% 2.24% — —
Flexible Income Blended Benchmark — (5.74)% (2.31)% 3.97% 4.71% — —
Lipper Flexible Income Funds
Classification Average — (4.51)% (1.29)% 4.03% 4.78% — —
Class C Shares 12/09/09 (4.36)% (1.25)% 3.61% 4.72% 1.79% 1.70%
Class I Shares 12/09/09 (3.81)% (0.24)% 4.66% 5.62% 0.79% 0.70%
Total Returns as of
March 31, 2022**
Cumulative Average Annual Expense Ratios***
Inception
Date 6-month 1-Year 5-Year
Since
Inception Gross Net
Class R6 Shares 6/30/16 (3.84)% (0.21)% 4.78% 5.42% 0.72% 0.64%

Holdings Summaries as of March 31, 2022
Fund Allocation
(% of net assets)
Corporate Bonds 46 .6%
$1,000 Par (or similar)
Institutional Preferred 23 .2%
Common Stocks 11 .5%
Convertible Preferred Securities 7 .7%
$25 Par (or similar) Retail
Preferred 4 .7%
Structured Notes 1 .7%
Convertible Bonds 1 .1%
Investments Purchased with
Collateral from Securities
Lending 1 .2%
Repurchase Agreements 2 .8%
Other Assets Less Liabilities (0.5)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Applied Materials Inc 0.6%
Walmart Inc 0.6%
Cisco Systems Inc 0.6%
Valero Energy Corp 0.6%
Sempra Energy 0.6%
Portfolio Composition
1
(% of net assets)
Banks 8.7%
Media 7.6%
Technology Hardware, Storage
& Peripherals 5.7%
Electric Utilities 5.3%
Semiconductors &
Semiconductor Equipment 4.3%
Consumer Finance 4.1%
Oil, Gas & Consumable Fuels 3.8%
Multi-Utilities 3.7%
Health Care Providers & Services 3.7%
Machinery 3.1%
Automobiles 2.7%
Capital Markets 2.6%
Insurance 2.6%
Chemicals 2.3%
Food & Staples Retailing 2.3%
Communications Equipment 2.1%
Specialty Retail 2.0%
Auto Components 2.0%
Life Sciences Tools & Services 1.7%
Hotels, Restaurants & Leisure 1.6%
Independent Power Producers &
Energy Traders 1.5%
Metals & Mining 1.5%
Trading Companies &
Distributors 1.4%
Other 18.5%
Structured Notes 1.7%
Investments Purchased with
Collateral from Securities
Lending 1.2%
Repurchase Agreements 2.8%
Other Assets Less Liabilities (0.5)%
Net Assets 100%
Bond Credit Quality
(% of total long-term fixed income)
A 2.6%
BBB 39.9%
BB or Lower 49.9%
N/R (not rated) 7.6%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Nuveen Floating Rate Income Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
March 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Credit Suisse Leverage Loan Index.
** Class A Shares have a maximum 3.00% sales charge (Offering Price). Class A Share purchases of $500,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for peri-
ods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Total Returns as of
March 31, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A Shares at NAV 5/02/11 0.24% 3.79% 3.42% 4.15% 1.03%
Class A Shares at maximum Offering Price 5/02/11 (2.76)% 0.68% 2.79% 3.83% —
Credit Suisse Leveraged Loan Index — 0.61% 3.22% 4.05% 4.47% —
Lipper Loan Participation Funds Classification
Average — (0.03)% 2.34% 2.93% 3.36% —
Class C Shares 5/02/11 (0.14)% 3.02% 2.64% 3.52% 1.78%
Class I Shares 5/02/11 0.42% 4.11% 3.68% 4.42% 0.78%
Total Returns as of
March 31, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-month 1-Year 5-Year
Since
Inception
Class R6 Shares 1/28/15 0.41% 4.17% 3.79% 3.92% 0.70%

Holdings Summaries as of March 31, 2022
Fund Allocation
(% of net assets)
Variable Rate Senior Loan
Interests 78 .3%
Corporate Bonds 13 .8%
Exchange-Traded Funds 2 .0%
Common Stocks 1 .0%
Warrants 0 .4%
Convertible Preferred Securities 0 .0%
Investment Companies 17 .9%
Other Assets Less Liabilities (13.4)%
Net Assets 100%
Top Five Holdings
(% of net assets)
BlackRock Liquidity Funds
T-Fund 17.9%
Scientific Games International,
Inc., Term Loan B5 1.7%
Clear Channel Outdoor
Holdings, Inc., Term Loan B 1.7%
RegionalCare Hospital Partners
Holdings, Inc., Term Loan B 1.6%
Medline Borrower, LP, Term
Loan B 1.5%
Portfolio Composition
1
(% of net assets)
Hotels, Restaurants & Leisure 12.8%
Health Care Providers & Services 10.5%
Software 9.5%
Media 9.2%
Pharmaceuticals 4.9%
Insurance 3.8%
Commercial Services & Supplies 3.4%
Oil, Gas & Consumable Fuels 3.1%
Specialty Retail 2.3%
Diversified Telecommunication
Services 2.2%
Wireless Telecommunication
Services 2.2%
Communications Equipment 1.8%
Health Care Equipment &
Supplies 1.8%
IT Services 1.6%
Airlines 1.5%
Road & Rail 1.4%
Chemicals 1.3%
Professional Services 1.2%
Auto Components 1.1%
Entertainment 1.1%
Food & Staples Retailing 1.1%
Semiconductors &
Semiconductor Equipment 1.1%
Machinery 1.0%
Other 13.6%
Exchange-Traded Funds 2.0%
Investment Companies 17.9%
Other Assets Less Liabilities (13.4)%
Net Assets 100%
Portfolio Credit Quality
(% of total long-term fixed income
investments)
BBB 7.6%
BB or Lower 91.4%
N/R (not rated) 1.0%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Nuveen High Yield Income Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
March 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the ICE BofA U.S. High Yield Index.
** Class A Shares have a maximum 4.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for peri-
ods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expens-
es, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.79% through July
31, 2023 or 1.35% after July 31, 2023 of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 shares will be less than the expense limitation. The expense limitation expiring July 31, 2023 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.
Total Returns as of
March 31, 2022**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 4/28/10 (3.39)% 0.62% 3.77% 4.92% 1.06% 0.99%
Class A Shares at maximum Offering
Price 4/28/10 (7.97)% (4.16)% 2.77% 4.41% — —
ICE BofA U.S. High Yield Index — (3.89)% (0.29)% 4.56% 5.70% — —
Lipper High Yield Funds
Classification Average — (3.54)% (0.28)% 4.05% 4.85% — —
Class C Shares 4/28/10 (3.76)% (0.15)% 3.00% 4.29% 1.81% 1.75%
Class I Shares 4/28/10 (3.26)% 0.87% 4.04% 5.18% 0.81% 0.74%
Total Returns as of
March 31, 2022**
Cumulative Average Annual Expense Ratios***
Inception
Date 6-month 1-Year 5-Year
Since
Inception Gross Net
Class R6 Shares 10/1/14 (3.20)% 1.06% 4.16% 4.16% 0.70% 0.63%

Holdings Summaries as of March 31, 2022
Fund Allocation
(% of net assets)
Corporate Bonds 79 .2%
Variable Rate Senior Loan
Interests 12 .4%
Common Stocks 1 .1%
$1,000 Par (or similar)
Institutional Preferred 0 .9%
Warrants 0 .4%
Investments Purchased with
Collateral from Securities
Lending 3 .9%
Investment Companies 6 .6%
Other Assets Less Liabilities (4.5)%
Net Assets 100%
Top Five Holdings
(% of net assets)
BlackRock Liquidity Funds
T-Fund 6.6%
State Street Navigator Securities
Lending Government Money
Market Portfolio 3.9%
Imola Merger Corp 1.4%
Ford Motor Credit Co LLC 1.3%
Revlon Consumer Products
Corporation, Term Loan B 0.9%
Portfolio Composition
1
(% of net assets)
Oil, Gas & Consumable Fuels 13.9%
Media 8.3%
Health Care Providers & Services 6.1%
Commercial Services & Supplies 5.7%
Pharmaceuticals 4.2%
Hotels, Restaurants & Leisure 4.0%
Chemicals 3.8%
Diversified Telecommunication
Services 3.3%
Metals & Mining 2.7%
Automobiles 2.7%
Capital Markets 2.6%
Software 2.6%
Specialty Retail 2.5%
Trading Companies &
Distributors 2.1%
Personal Products 1.9%
Consumer Finance 1.7%
Insurance 1.7%
Energy Equipment & Services 1.6%
Real Estate Management &
Development 1.5%
IT Services 1.4%
Electronic Equipment,
Instruments & Components 1.4%
Airlines 1.3%
Communications Equipment 1.2%
Other 15.8%
Investments Purchased with
Collateral from Securities
Lending 3.9%
Investment Companies 6.6%
Other Assets Less Liabilities (4.5)%
Net Assets 100%
Portfolio Credit Quality
(% of total long-term fixed income
investments)
BBB 1.1%
BB or Lower 98.8%
N/R (not rated) 0.1%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Nuveen Preferred Securities and Income Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
March 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Preferred Securities and Income Blended Benchmark.
The Preferred Securities and Income Blended Benchmark consists of 1) 65% ICE BofA Fixed Rate Preferred Securities Index and 2)
35% Bloomberg Capital Securities Index until December 30, 2013, and thereafter 1) 60% ICE BofA U.S. All Capital Securities Index and 2) 40% ICE BofA USD Contingent Capital Index (CDLR). Prior to January 29, 2021 the Preferred Securities and Income Blended
Benchmark consists of 1) 65% ICE BofA Fixed Rate Preferred Securities Index and 2) 35% Bloomberg Capital Securities Index until
December 30, 2013, and thereafter 1) 60% ICE BofA U.S. All Capital Securities Index and 2) 40% ICE BofA Contingent Capital Se-
curities (USD Hedged) Index (COCO). Refer to the Glossary of Terms Used in This Report for further details on the Fund's Blended
Benchmark compositions.
** Class A Shares have a maximum 4.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for peri-
ods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Total Returns as of
March 31, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A Shares at NAV 12/19/06 (4.45)% (0.92)% 4.48% 6.16% 0.99%
Class A Shares at maximum Offering Price 12/19/06 (8.99)% (5.63)% 3.47% 5.64% —
ICE BofA U.S. All Capital Securities Index — (6.35)% (2.73)% 4.51% 6.11% —
Preferred Securities and Income Blended Benchmark — (6.52)% (3.08)% 4.87% 5.77% —
Lipper Flexible Income Funds Classification Average — (4.51)% (1.29)% 4.03% 4.78% —
Class C Shares 12/19/06 (4.82)% (1.67)% 3.69% 5.53% 1.74%
Class I Shares 12/19/06 (4.33)% (0.68)% 4.74% 6.43% 0.74%
Total Returns as of
March 31, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-month 1-Year 5-Year
Since
Inception
Class R6 Shares 6/30/16 (4.29)% (0.62)% 4.81% 5.46% 0.68%

Holdings Summaries as of March 31, 2022
Fund Allocation
(% of net assets)
$1,000 Par (or similar)
Institutional Preferred 48 .1%
Contingent Capital Securities 33 .0%
$25 Par (or similar) Retail
Preferred 16 .9%
Investments Purchased with
Collateral from Securities
Lending 1 .1%
Repurchase Agreements 1 .0%
Other Assets Less Liabilities (0.1)%
Net Assets 100%
Top Five Holdings
(% of net assets)
HSBC Holdings PLC 1.7%
Deutsche Bank AG 1.6%
HSBC Holdings PLC 1.5%
Assured Guaranty Municipal
Holdings Inc 1.3%
Lloyds Banking Group PLC 1.2%
Portfolio Composition
1
(% of net assets)
Banks 47.0%
Insurance 14.3%
Capital Markets 12.0%
Food Products 4.2%
Diversified Financial Services 4.0%
Other 16.5%
Investments Purchased with
Collateral from Securities
Lending 1.1%
Repurchase Agreements 1.0%
Other Assets Less Liabilities (0.1)%
Net Assets 100%
Portfolio Credit Quality
(% of total long-term fixed income
investments)
A 0.2%
BBB 63.3%
BB or Lower 34.2%
N/R (not rated) 2.3%
Total 100%
Country Allocation
1
(% of net assets)
United States 57 .8%
United Kingdom 12 .6%
Switzerland 7 .4%
France 5 .4%
Spain 2 .4%
Australia 2 .2%
Netherlands 2 .2%
Canada 2 .2%
Germany 1 .7%
Ireland 1 .3%
Other 3 .8%
Investments Purchaed with
Collateral from Securities
Lending 1 .1%
Other Assets Less Liabilities (0.1)%
Net Assets 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Yields
as of March 31, 2022
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Subsidized yields reflect fee waivers and/or expense reimbursements from the investment adviser during the period. Unsubsidized yields do not reflect waivers and/or reimbursements from the investment adviser during the period. Refer to the Notes to Financial Statements, Note 7
– Management Fees and Other Transactions with Affiliates for further details on the investment adviser’s most recent agreement with the Fund to waive fees and/or reimburse expenses, where applicable. Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
Nuveen Flexible Income Fund
Share Class
Class A
1
Class C Class R6 Class I
Dividend Yield 4 .24% 3 .63% 4 .76% 4 .70%
SEC 30-Day Yield - Subsidized 3 .63% 3 .07% 4 .13% 4 .06%
SEC 30-Day Yield - Unsubsidized 3 .57% 3 .00% 4 .06% 3 .99%
Nuveen Floating Rate Income Fund
Share Class
Class A
1
Class C Class R6 Class I
Dividend Yield 3 .20% 2 .53% 3 .63% 3 .54%
SEC 30-Day Yield 2 .51% 1 .85% 2 .94% 2 .85%
Nuveen High Yield Income Fund
Share Class
Class A
1
Class C Class R6 Class I
Dividend Yield 4 .22% 3 .63% 4 .72% 4 .68%
SEC 30-Day Yield - Subsidized 4 .69% 4 .18% 5 .30% 5 .17%
SEC 30-Day Yield - Unsubsidized 4 .62% 4 .11% 5 .24% 5 .10%
Nuveen Preferred Securities and Income Fund
Share Class
Class A
1
Class C Class R6 Class I
Dividend Yield 4 .77% 4 .22% 5 .32% 5 .26%
SEC 30-Day Yield 4 .33% 3 .80% 4 .86% 4 .80%
1 The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.

Expense
Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended March 31, 2022.
The beginning of the period is October 1, 2021.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Flexible Income Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $960.68 $956.41 $961.64 $961.92
Expenses Incurred During the Period $4.64 $8.29 $3.13 $3.42
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,020.19 $1,016.45 $1,021.74 $1,021.44
Expenses Incurred During the Period $4.78 $8.55 $3.23 $3.53
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.95%, 1. 70%, 0.64% and 0.70% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).
Nuveen Floating Rate Income Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,002.44 $998.64 $1,004.14 $1,004.24
Expenses Incurred During the Period $4.79 $8.52 $3.10 $3.50
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,020.14 $1,016.40 $1,021.84 $1,021.44
Expenses Incurred During the Period $4.84 $8.60 $3.10 $3.50
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.96%, 1.71%, 0.62% and 0.70% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).

Expense Examples
(continued)

Nuveen High Yield Income Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $966.15 $962.36 $968.01 $967.38
Expenses Incurred During the Period $4.90 $8.56 $3.09 $3.68
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,019.95 $1,016.21 $1,021.79 $1,021.19
Expenses Incurred During the Period $5.04 $8.80 $3.18 $3.78
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.00%, 1.75%, 0.63% and 0.75% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).
Nuveen Preferred Securities and Income Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $955.52 $951.80 $957.13 $956.72
Expenses Incurred During the Period $4.78 $8.42 $3.22 $3.56
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,020.04 $1,016.31 $1,021.64 $1,021.29
Expenses Incurred During the Period $4.94 $8.70 $3.33 $3.68
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.99%, 1.73%, 0.66% and 0.73% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).

Nuveen Flexible Income Fund
Portfolio of Investments March 31, 2022
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 96.5%
CORPORATE BONDS - 46.6%
Auto Components - 0.3%
$ 4,265 American Axle & Manufacturing Inc 6.500% 4/01/27 B+ $ 4,217,104
2,000 Dana Financing Luxembourg Sarl, 144A 5.750% 4/15/25 BB+ 2,019,340
6,265 Total Auto Components 6,236,444
Automobiles - 1.9%
10,250 Ford Motor Co 5.291% 12/08/46 BB+ 9,948,701
20,780 General Motors Co 6.600% 4/01/36 BBB 24,131,760
31,030 Total Automobiles 34,080,461
Beverages - 0.9%
4,575 Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.900% 2/01/46 BBB+ 5,088,063
10,560 Anheuser-Busch InBev Finance Inc 4.900% 2/01/46 BBB+ 11,744,249
15,135 Total Beverages 16,832,312
Biotechnology - 0.5%
9,410 Emergent BioSolutions Inc, 144A(3) 3.875% 8/15/28 BB- 8,441,617
Capital Markets - 0.6%
3,685 Morgan Stanley 5.875% 3/15/71 Baa3 3,902,944
5,990 Raymond James Financial Inc 4.950% 7/15/46 A3 6,707,239
9,675 Total Capital Markets 10,610,183
Chemicals - 1.8%
9,625 Ashland LLC 6.875% 5/15/43 BB+ 11,213,125
22,199 Trinseo Materials Operating SCA / Trinseo Materials
Finance Inc, 144A
5.375% 9/01/25 B 21,951,037
31,824 Total Chemicals 33,164,162
Communications Equipment - 1.5%
9,045 Avaya Inc, 144A 6.125% 9/15/28 BB 8,919,907
13,900 Viasat Inc, 144A 5.625% 4/15/27 BB+ 13,691,500
4,925 Viasat Inc, 144A 5.625% 9/15/25 BB- 4,810,100
27,870 Total Communications Equipment 27,421,507
Consumer Finance - 1.0%
9,289 Ally Financial Inc 5.750% 11/20/25 Baa3 9,768,340
6,850 Ally Financial Inc 8.000% 11/01/31 BBB- 8,592,151
16,139 Total Consumer Finance 18,360,491
Containers & Packaging - 1.1%
16,875 Sealed Air Corp, 144A 6.875% 7/15/33 BB+ 19,237,500
Diversified Telecommunication Services - 1.1%
2,235 Embarq Corp 7.995% 6/01/36 BB 2,153,154
12,707 GCI LLC, 144A 4.750% 10/15/28 B 12,405,336
5,567 Lumen Technologies Inc 7.650% 3/15/42 BB 5,372,155
20,509 Total Diversified Telecommunication Services 19,930,645

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Electric Utilities - 1.1%
$ 6,075 Edison International 5.750% 6/15/27 BBB- $ 6,509,603
13,350 Vistra Operations Co LLC, 144A 5.000% 7/31/27 BB+ 13,133,863
19,425 Total Electric Utilities 19,643,466
Entertainment - 0.9%
6,875 Liberty Interactive LLC 8.500% 7/15/29 BB 6,428,125
9,050 Magallanes Inc, 144A 5.141% 3/15/52 BBB- 9,259,006
15,925 Total Entertainment 15,687,131
Equity Real Estate Investment Trusts (REITs) - 0.7%
9,450 Iron Mountain Inc, 144A 4.875% 9/15/29 BB- 8,995,171
4,500 Office Properties Income Trust 4.500% 2/01/25 BBB- 4,491,217
13,950 Total Equity Real Estate Investment Trusts (REITs) 13,486,388
Food & Staples Retailing - 1.7%
17,389 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
7.500% 3/15/26 BB 18,367,131
1,993 Performance Food Group Inc, 144A 5.500% 10/15/27 B+ 1,983,292
10,210 SEG Holding LLC / SEG Finance Corp, 144A 5.625% 10/15/28 BB- 10,210,000
29,592 Total Food & Staples Retailing 30,560,423
Health Care Providers & Services - 2.8%
9,025 Centene Corp 4.625% 12/15/29 BBB- 9,098,012
2,900 Encompass Health Corp 4.625% 4/01/31 B+ 2,714,516
4,425 Encompass Health Corp 4.750% 2/01/30 B+ 4,248,000
1,148 Encompass Health Corp 5.750% 9/15/25 B+ 1,168,136
7,300 HCA Inc 5.125% 6/15/39 BBB- 7,871,983
5,750 HCA Inc 5.875% 5/01/23 Baa3 5,944,062
6,345 Molina Healthcare Inc, 144A 3.875% 11/15/30 BB- 6,091,200
14,385 Tenet Healthcare Corp, 144A 4.250% 6/01/29 BB- 13,791,619
51,278 Total Health Care Providers & Services 50,927,528
Hotels, Restaurants & Leisure - 1.1%
1,985 International Game Technology PLC, 144A 5.250% 1/15/29 BB+ 1,980,037
15,800 McDonald's Corp 4.875% 12/09/45 BBB+ 17,565,251
17,785 Total Hotels, Restaurants & Leisure 19,545,288
Interactive Media & Services - 1.2%
20,765 TripAdvisor Inc, 144A 7.000% 7/15/25 BB- 21,449,207
IT Services - 0.5%
9,015 Alliance Data Systems Corp, 144A 4.750% 12/15/24 N/R 8,859,852
Life Sciences Tools & Services - 0.6%
10,700 Avantor Funding Inc, 144A 4.625% 7/15/28 BB 10,582,300
Machinery - 2.7%
9,565 ATS Automation Tooling Systems Inc, 144A 4.125% 12/15/28 B+ 8,991,100
13,440 Harsco Corp, 144A 5.750% 7/31/27 B+ 13,012,608
14,450 Roller Bearing Co of America Inc, 144A 4.375% 10/15/29 B+ 13,474,625
12,930 Stevens Holding Co Inc, 144A 6.125% 10/01/26 BB- 13,353,199
50,385 Total Machinery 48,831,532
Media - 5.6%
15,375 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 5.125% 5/01/27 BB+ 15,397,678
14,500 Charter Communications Operating LLC / Charter
Communications Operating Capital
6.484% 10/23/45 BBB- 16,506,558
8,360 DISH DBS Corp 7.750% 7/01/26 B 8,305,660

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Media (continued)
$ 7,450 DISH DBS Corp 5.125% 6/01/29 B $ 6,344,345
18,324 Nexstar Media Inc, 144A 5.625% 7/15/27 B+ 18,547,553
4,350 Nexstar Media Inc, 144A 4.750% 11/01/28 B+ 4,214,063
26,204 Paramount Global 6.875% 4/30/36 BBB 32,054,815
94,563 Total Media 101,370,672
Metals & Mining - 1.2%
6,600 ArcelorMittal SA 7.000% 10/15/39 BBB- 7,746,750
5,000 Constellium SE, 144A 3.750% 4/15/29 B 4,487,500
8,600 Southern Copper Corp 5.875% 4/23/45 BBB+ 10,513,500
20,200 Total Metals & Mining 22,747,750
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
6,500 HAT Holdings I LLC / HAT Holdings II LLC, 144A 6.000% 4/15/25 BB+ 6,662,500
Multiline Retail - 0.9%
19,344 Nordstrom Inc(3) 5.000% 1/15/44 BBB- 17,320,424
Oil, Gas & Consumable Fuels - 1.7%
4,650 Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27 BBB- 4,956,562
14,640 Enviva Partners LP / Enviva Partners Finance Corp, 144A 6.500% 1/15/26 BB- 15,051,823
9,939 Phillips 66 4.650% 11/15/34 A3 10,606,905
29,229 Total Oil, Gas & Consumable Fuels 30,615,290
Professional Services - 0.3%
5,495 Clarivate Science Holdings Corp, 144A 3.875% 7/01/28 B1 5,240,966
Real Estate Management & Development - 0.5%
8,306 Greystar Real Estate Partners LLC, 144A 5.750% 12/01/25 BB- 8,368,295
Road & Rail - 0.9%
15,229 XPO CNW Inc 6.700% 5/01/34 B+ 15,581,704
Semiconductors & Semiconductor Equipment - 2.0%
19,258 Amkor Technology Inc, 144A 6.625% 9/15/27 BB 19,893,312
11,320 Broadcom Inc, 144A 3.187% 11/15/36 BBB- 9,826,767
7,250 Entegris Inc, 144A 4.375% 4/15/28 BB 7,014,375
37,828 Total Semiconductors & Semiconductor Equipment 36,734,454
Software - 0.9%
7,800 SS&C Technologies Inc, 144A 5.500% 9/30/27 B+ 7,858,617
8,475 VMware Inc 4.700% 5/15/30 BBB 8,963,118
16,275 Total Software 16,821,735
Specialty Retail - 2.0%
18,159 Bath & Body Works Inc 6.875% 11/01/35 BB 18,703,899
10,280 Gap Inc/The, 144A 3.875% 10/01/31 BB 8,954,908
10,505 Gap Inc/The, 144A 3.625% 10/01/29 BB 9,359,955
38,944 Total Specialty Retail 37,018,762
Technology Hardware, Storage & Peripherals - 3.8%
35,794 Hewlett Packard Enterprise Co 6.350% 10/15/45 BBB+ 42,143,703
8,369 NCR Corp, 144A 5.250% 10/01/30 BB- 7,933,477
9,529 Seagate HDD Cayman 4.875% 6/01/27 BB+ 9,743,402
10,335 Seagate HDD Cayman 4.091% 6/01/29 BB+ 10,025,467
64,027 Total Technology Hardware, Storage & Peripherals 69,846,049

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Tobacco - 0.8%
$ 12,750 Altria Group Inc 5.800% 2/14/39 A3 $ 13,741,972
Trading Companies & Distributors - 1.4%
12,600 Ashtead Capital Inc, 144A 4.000% 5/01/28 BBB- 12,417,478
13,400 United Rentals North America Inc 5.250% 1/15/30 BB+ 13,818,750
26,000 Total Trading Companies & Distributors 26,236,228
Wireless Telecommunication Services - 0.2%
3,004 T-Mobile USA Inc 4.750% 2/01/28 BBB- 3,053,266
$ 821,246 Total Corporate Bonds (cost $863,059,841) 845,248,504
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 23.2%
Auto Components - 1.7%
9,635 Dana Inc 4.250% 9/01/30 BB+ 8,817,952
23,555 Goodyear Tire & Rubber Co/The, 144A 5.250% 7/15/31 BB- 21,781,309
Total Auto Components 30,599,261
Automobiles - 0.8%
10,763 General Motors Financial Co Inc 6.500% N/A (4) BB+ 10,924,445
3,613 General Motors Financial Co Inc 5.700% N/A (4) BB+ 3,785,340
Total Automobiles 14,709,785
Banks - 6.1%
8,965 Bank of America Corp 6.300% N/A (4) BBB+ 9,533,829
14,726 Bank of America Corp 6.500% N/A (4) BBB+ 15,388,670
3,375 Bank of America Corp 6.250% N/A (4) BBB+ 3,488,738
25,871 Citigroup Inc 6.250% N/A (4) BBB- 27,014,498
7,725 First Citizens BancShares Inc/NC 5.800% N/A (4) N/R 7,782,938
4,550 JPMorgan Chase & Co (3-Month LIBOR reference rate +
3.470% spread)(5)
3.769% N/A (4) BBB+ 4,550,000
3,000 JPMorgan Chase & Co 6.100% N/A (4) BBB+ 3,075,000
23,550 JPMorgan Chase & Co 6.750% N/A (4) BBB+ 24,575,838
9,100 Wells Fargo & Co 5.875% N/A (4) Baa2 9,507,680
4,883 Zions Bancorp NA 7.200% N/A (4) BB+ 5,105,225
Total Banks 110,022,416
Capital Markets - 1.2%
9,600 Ares Finance Co III LLC, 144A 4.125% 6/30/51 BBB 9,107,674
6,575 Goldman Sachs Group Inc/The 3.650% N/A (4) BBB- 6,016,125
7,075 Goldman Sachs Group Inc/The 5.300% N/A (4) BBB- 7,209,425
350 Goldman Sachs Group Inc/The 4.950% N/A (4) BBB- 349,335
Total Capital Markets 22,682,559
Consumer Finance - 2.4%
11,700 Ally Financial Inc 4.700% N/A (4) Ba2 10,647,000
21,177 Ally Financial Inc 4.700% N/A (4) Ba2 19,933,839
9,875 American Express Co 3.550% N/A (4) Baa2 8,999,088
4,035 Capital One Financial Corp 3.950% N/A (4) Baa3 3,752,953
Total Consumer Finance 43,332,880

Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Electric Utilities - 2.9%
$ 12,325 Edison International 5.000% N/A (4) BB+ $ 11,567,012
23,745 Emera Inc 6.750% 6/15/76 BB+ 24,991,613
15,390 NextEra Energy Capital Holdings Inc 5.650% 5/01/79 BBB 15,796,010
Total Electric Utilities 52,354,635
Food Products - 0.5%
3,300 Land O' Lakes Inc, 144A 7.250% N/A (4) BB 3,489,750
3,200 Land O' Lakes Inc, 144A 7.000% N/A (4) BB 3,368,000
2,042 Land O' Lakes Inc, 144A 8.000% N/A (4) BB 2,169,625
Total Food Products 9,027,375
Independent Power Producers & Energy Traders - 1.5%
20,475 Vistra Corp, 144A 8.000% N/A (4) Ba3 20,679,545
7,250 Vistra Corp, 144A 7.000% N/A (4) Ba3 7,059,688
Total Independent Power Producers & Energy Traders 27,739,233
Insurance - 1.3%
4,950 Enstar Finance LLC 5.750% 9/01/40 BB+ 4,948,812
5,825 Enstar Finance LLC 5.500% 1/15/42 BB+ 5,533,750
10,255 Liberty Mutual Group Inc, 144A(3) 7.800% 3/15/37 Baa3 13,262,689
Total Insurance 23,745,251
Media - 1.2%
5,650 DISH DBS Corp 7.375% 7/01/28 B 5,353,375
7,125 Paramount Global 6.375% 3/30/62 Baa3 7,192,688
9,255 Sirius XM Radio Inc, 144A 4.000% 7/15/28 BB 8,792,250
Total Media 21,338,313
Multi-Utilities - 1.2%
5,200 Algonquin Power & Utilities Corp 4.750% 1/18/82 BB+ 4,848,480
9,400 Dominion Energy Inc 4.350% N/A (4) BBB- 9,090,364
8,721 Sempra Energy 4.875% N/A (4) BBB- 8,764,605
Total Multi-Utilities 22,703,449
Oil, Gas & Consumable Fuels - 1.0%
5,075 Transcanada Trust 5.600% 3/07/82 BBB 5,130,673
12,781 Transcanada Trust 5.875% 8/15/76 BBB 12,918,779
Total Oil, Gas & Consumable Fuels 18,049,452
Technology Hardware, Storage & Peripherals - 1.4%
10,170 Dell International LLC / EMC Corp 6.020% 6/15/26 BBB 11,016,436
14,425 NCR Corp, 144A 5.125% 4/15/29 N/R 13,867,329
Total Technology Hardware, Storage & Peripherals 24,883,765
Total $1,000 Par (or similar) Institutional Preferred (cost $434,972,011) 421,188,374
Shares Description (1) Value
COMMON STOCKS - 11.5%
Aerospace & Defense - 0.5%
38,100 General Dynamics Corp 9,188,958
Banks - 0.3%
126,100 Wells Fargo & Co 6,110,806

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

Shares Description (1) Value
Capital Markets - 0.5%
222,284 Ares Capital Corp $ 4,656,850
70,300 KKR & Co Inc 4,110,441
Total Capital Markets 8,767,291
Chemicals - 0.5%
123,700 DuPont de Nemours Inc 9,101,846
Communications Equipment - 0.6%
204,200 Cisco Systems Inc 11,386,192
Electrical Equipment - 0.4%
205,700 nVent Electric PLC 7,154,246
Entertainment - 0.3%
73,000 Nintendo Co Ltd, Sponsored ADR (3) 4,592,430
Equity Real Estate Investment Trusts (REITs) - 0.2%
157,300 Healthcare Realty Trust Inc 4,322,604
Food & Staples Retailing - 0.6%
76,700 Walmart Inc 11,422,164
Health Care Equipment & Supplies - 0.3%
42,900 Medtronic PLC 4,759,755
Health Care Providers & Services - 0.9%
38,400 Cigna Corp 9,201,024
76,700 Tenet Healthcare Corp (6) 6,593,132
Total Health Care Providers & Services 15,794,156
Hotels, Restaurants & Leisure - 0.5%
38,400 McDonald's Corp 9,495,552
Independent Power and Renewable Electricity Producers - 0.5%
115,367 NextEra Energy Partners LP 9,616,993
IT Services - 0.5%
64,500 Global Payments Inc (7) 8,826,180
Metals & Mining - 0.3%
63,800 BHP Group Ltd, Sponsored ADR 4,928,550
Multi-Utilities - 1.1%
136,900 Public Service Enterprise Group Inc 9,583,000
60,791 Sempra Energy 10,220,183
Total Multi-Utilities 19,803,183
Oil, Gas & Consumable Fuels - 1.1%
176,800 Shell PLC, ADR 9,711,624
109,100 Valero Energy Corp 11,078,014
Total Oil, Gas & Consumable Fuels 20,789,638
Pharmaceuticals - 0.6%
79,900 AstraZeneca PLC, Sponsored ADR 5,300,566
66,700 Bristol-Myers Squibb Co 4,871,101
Total Pharmaceuticals 10,171,667

Shares Description (1) Value
Road & Rail - 0.4%
127,000 Knight-Swift Transportation Holdings Inc $ 6,408,420
Semiconductors & Semiconductor Equipment - 0.9%
86,700 Applied Materials Inc 11,427,060
28,200 QUALCOMM Inc 4,309,524
Total Semiconductors & Semiconductor Equipment 15,736,584
Technology Hardware, Storage & Peripherals - 0.5%
579,900 Hewlett Packard Enterprise Co 9,690,129
Total Common Stocks (cost $181,837,968) 208,067,344
Shares Description (1) Coupon Ratings (2) Value
CONVERTIBLE PREFERRED SECURITIES - 7.7%
Banks - 1.6%
5,870 Bank of America Corp 7.250% BBB+ 7,704,375
15,930 Wells Fargo & Co 7.500% Baa2 21,107,250
Total Banks 28,811,625
Electric Utilities - 1.3%
282,640 NextEra Energy Inc 6.219% BBB 14,849,906
132,600 NextEra Energy Inc 4.872% A- 8,193,354
Total Electric Utilities 23,043,260
Health Care Technology - 0.9%
219,450 Change Healthcare Inc 6.000% N/R 15,497,559
Life Sciences Tools & Services - 1.1%
184,250 Avantor Inc 6.250% N/R 19,075,402
Machinery - 0.4%
90,700 Stanley Black & Decker Inc (3) 5.250% BBB+ 7,973,437
Multi-Utilities - 0.8%
148,200 Dominion Energy Inc 7.250% BBB- 15,049,710
Professional Services - 0.2%
62,100 Clarivate PLC 5.250% N/R 4,214,727
Semiconductors & Semiconductor Equipment - 1.4%
12,700 Broadcom Inc 8.000% N/R 24,932,005
Total Convertible Preferred Securities (cost $120,201,150) 138,597,725
Shares Description (1) Coupon Ratings (2) Value
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 4.7%
Banks - 0.7%
127,954 Citigroup Inc (7) 7.125% BBB- 3,374,147
379,500 Western Alliance Bancorp 4.250% Ba1 9,225,645
Total Banks 12,599,792
Capital Markets - 0.3%
197,807 Morgan Stanley 7.125% Baa3 5,275,513
Total Capital Markets 5,275,513

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

Shares   Description (1) Coupon Ratings (2) Value
Consumer Finance - 0.7%
310,900 Capital One Financial Corp (3) 5.000% Baa3 $ 7,172,463
231,900 Synchrony Financial 5.625% BB- 5,649,084
Total Consumer Finance 12,821,547
Equity Real Estate Investment Trusts (REITs) - 0.2%
159,796 National Storage Affiliates Trust 6.000% N/R 4,068,406
Total Equity Real Estate Investment Trusts (REITs) 4,068,406
Food Products - 0.9%
384,432 CHS Inc 6.750% N/R 10,106,717
195,213 CHS Inc 7.100% N/R 5,173,144
63,115 CHS Inc 7.875% N/R 1,682,015
Total Food Products 16,961,876
Insurance - 1.3%
60,674 Argo Group US Inc 6.500% BBB- 1,520,490
220,806 Athene Holding Ltd 6.375% BBB 5,857,983
284,806 Athene Holding Ltd 6.350% BBB 7,535,967
294,032 Enstar Group Ltd 7.000% BB+ 7,727,161
Total Insurance 22,641,601
Multi-Utilities - 0.6%
430,660 Algonquin Power & Utilities Corp 6.200% BB+ 11,287,599
Total Multi-Utilities 11,287,599
Total $25 Par (or similar) Retail Preferred (cost $86,569,631) 85,656,334
Shares Description (1) Coupon Issue Price Cap Price Maturity Value
STRUCTURED NOTES - 1.7%
267,000 JPMorgan Chase Bank,
Mandatory Exchangeable Note,
Linked to Common Stock of
General Motors Company (Cap
113.90% of the Issue Price)
12.000% $59.4220 $67.6817 6/15/22 12,131,859
371,300 Goldman Sachs, Mandatory
Exchangeable Note, Linked
to Common Stock of Antero
Resources Corp. (Cap 129.50%
of the Issue Price)
16.000% $28.4848 $36.8878 9/27/22 11,024,521
167,800 Merrill Lynch International &
Co.C.V., Structured Warrant,
Linked to Common Stock of
Teradata Corp (Cap 112.08% of
the Issue Price)
14.000% $57.6381 $64.6008 4/19/22 8,378,903
Total Structured Notes (cost $35,636,112) 31,535,283
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
CONVERTIBLE BONDS - 1.1%
Media - 0.8%
$ 20,825 Liberty Interactive LLC 4.000% 11/15/29 BB 14,056,875
Wireless Telecommunication Services - 0.3%
8,925 Liberty Interactive LLC 3.750% 2/15/30 BB 6,124,781
$ 29,750 Total Convertible Bonds (cost $22,450,215) 20,181,656
Total Long-Term Investments (cost $1,744,726,928) 1,750,475,220

Investments in Derivatives
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -     1.2%
MONEY MARKET FUNDS - 1.2%
22,000,517 State Street Navigator Securities Lending Government
Money Market Portfolio (8)
0.290%(9) $ 22,000,517
Total Investments Purchased with Collateral from Securities Lending (cost $22,000,517) $ 22,000,517
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  2.8%
REPURCHASE AGREEMENTS - 2.8%
$ 50,905 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 3/31/22, repurchase price
$50,905,179, collateralized $52,067,100 U.S. Treasury
Bill, 0.00%, due 08/04/22, value $51,923,343
0.000% 4/01/22 $ 50,905,179
Total Short-Term Investments (cost $50,905,179) 50,905,179
Total Investments (cost $ 1,817,632,624 ) - 100 .5% 1,823,380,916
Other Assets Less Liabilities - (0.5)% (10) (9,655,581)
Net Assets - 100% $ 1,813,725,335
Options Written
Description (11) Type
Number of
Contracts
Notional
Amount (12)
Exercise
Price Expiration Date Value
QUALCOMM Inc Call (280) $ (5,320,000) $ 190 4/14/22 $ (1,540)
Total Options Written (premiums received $129,493) (280) $(5,320,000) $(1,540)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”)rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $21,525,493.
(4) Perpetual security. Maturity date is not applicable.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(7) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(8) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(9) The rate shown is the one-day yield as of the end of the reporting period.
(10) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable. Other assets less liabilities also includes the value of options as presented on the
Statement of Assets and Liabilities.
(11) Exchange-traded, unless otherwise noted.
(12) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
LIBOR London Inter-Bank Offered Rate
See accompanying notes to financial statements

Nuveen Floating Rate Income Fund
Portfolio of Investments March 31, 2022
(Unaudited)
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
LONG-TERM INVESTMENTS - 95.5%
VARIABLE RATE SENIOR LOAN INTERESTS - 78.3% (2)
Aerospace & Defense - 1.0%
$ 15,882 Maxar Technologies Ltd., Term
Loan B, (DD1)
3.210% 1-Week LIBOR 2.750% 10/05/24 B $ 15,667,351
2,918 Sequa Mezzanine Holdings
L.L.C., Term Loan, (cash
6.750%, PIK 1.000%)
7.750% 3-Month LIBOR 6.750% 7/31/23 B- 2,927,583
1,364 TransDigm, Inc., Term Loan E 2.707% 1-Month LIBOR 2.250% 5/30/25 Ba3 1,341,900
2,034 TransDigm, Inc., Term Loan F 2.707% 1-Month LIBOR 2.250% 12/09/25 Ba3 2,002,959
22,198 Total Aerospace & Defense 21,939,793
Airlines - 1.5%
3,278 AAdvantage Loyalty IP Ltd.,
Term Loan
5.500% 3-Month LIBOR 4.750% 4/20/28 Ba2 3,326,838
8,910 Air Canada, Term Loan B 4.250% 3-Month LIBOR 3.500% 8/11/28 Ba2 8,835,735
2,881 Allegiant Travel Co 3.469% 1-Month LIBOR 3.000% 2/05/24 BB+ 2,852,178
5,663 American Airlines, Inc., Term
Loan B
2.840% 3-Month LIBOR 2.000% 12/14/23 Ba3 5,603,942
2,000 American Airlines, Inc., Term
Loan B
2.197% 1-Month LIBOR 1.750% 6/27/25 Ba3 1,888,130
5,064 Kestrel Bidco Inc., Term Loan
B, (DD1)
4.000% 6-Month LIBOR 3.000% 12/11/26 BB- 4,893,795
790 Mileage Plus Holdings LLC,
Term Loan B
6.250% 3-Month LIBOR 5.250% 6/20/27 Baa3 822,366
2,525 SkyMiles IP Ltd., Term Loan B 4.750% 3-Month LIBOR 3.750% 10/20/27 Baa1 2,614,158
3,229 United Airlines, Inc., Term Loan
B
4.500% 3-Month LIBOR 3.750% 4/21/28 Ba1 3,196,208
34,340 Total Airlines 34,033,350
Auto Components - 1.0%
8,214 Adient US LLC, (DD1) 3.707% 1-Month LIBOR 3.500% 4/08/28 BB+ 8,100,746
11,863 Clarios Global LP, Term Loan B,
(DD1)
3.707% 1-Month LIBOR 3.250% 4/30/26 B1 11,732,511
550 DexKo Global Inc., Term
Loan(5)
4.717% 3-Month LIBOR 3.750% 10/04/28 B1 540,539
2,890 DexKo Global Inc., Term Loan B 4.717% 3-Month LIBOR 3.750% 10/04/28 B1 2,837,833
23,517 Total Auto Components 23,211,629
Beverages - 0.8%
1,061 City Brewing Company, LLC,
Term Loan
4.250% 3-Month LIBOR 3.500% 4/05/28 B1 975,816
8,225 Naked Juice LLC, Term Loan,
(DD1)
3.750% 2-Month LIBOR 3.250% 1/20/29 Ba3 8,107,954
475 Naked Juice LLC, Term Loan,
(DD1)
3.750% 2-Month LIBOR 3.250% 1/20/29 Ba3 467,767
1,705 Naked Juice LLC, Term Loan,
Second Lien
6.751% SOFR90A 6.000% 1/20/30 B3 1,705,333
6,590 Triton Water Holdings, Inc,
Term Loan
4.506% 3-Month LIBOR 3.500% 3/31/28 B1 6,440,066
18,056 Total Beverages 17,696,936

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Building Products - 1.0%
$ 8,958 Chamberlain Group Inc, Term
Loan B, (DD1)
4.506% 3-Month LIBOR 3.500% 10/22/28 B+ $ 8,862,376
1,465 Cornerstone Building Brands,
Inc., Term Loan B
3.750% 3-Month LIBOR 3.250% 4/12/28 B+ 1,421,852
1,250 Griffon Corporation, Term
Loan B
3.267% SOFR90A 2.750% 1/19/29 BB 1,239,063
660 Quikrete Holdings, Inc., Term
Loan, First Lien
2.957% 1-Month LIBOR 2.500% 1/31/27 BB- 645,465
2,439 Standard Industries Inc., Term
Loan B
3.788% 6-Month LIBOR 2.500% 9/22/28 BBB- 2,436,572
7,366 Zurn Holdings, Inc., Term Loan
B
2.750% 1-Month LIBOR 2.250% 10/04/28 BB 7,339,686
22,138 Total Building Products 21,945,014
Capital Markets - 0.3%
6,733 Astra Acquisition Corp., Term
Loan, First Lien
5.750% 1-Month LIBOR 5.250% 10/22/28 BB- 6,552,172
707 Sequa Mezzanine Holdings
L.L.C., Term Loan, Second Lien,
(cash 5.000%, PIK 6.750%)
11.750% 3-Month LIBOR 10.750% 7/31/24 CCC- 702,640
7,440 Total Capital Markets 7,254,812
Chemicals - 1.2%
1,656 ASP Unifrax Holdings Inc 4.756% 3-Month LIBOR 3.750% 12/14/25 BB 1,597,186
11,747 Atotech B.V., Term Loan B 3.000% 1-Month LIBOR 2.500% 3/18/28 B+ 11,630,742
3,613 Diamond (BC) B.V., Term Loan
B
3.250% 1-Month LIBOR 2.750% 9/29/28 Ba3 3,548,815
828 INEOS Styrolution US Holding
LLC, Term Loan B
3.250% 1-Month LIBOR 2.750% 1/29/26 BB+ 815,129
1,250 Kraton Corporation, Term Loan 3.990% 3-Month LIBOR 3.250% 3/15/29 BB 1,239,850
3,979 PMHC II Inc., Term Loan B, (WI/
DD)
TBD TBD TBD TBD B- 3,806,135
4,743 W.R. Grace & Co.-Conn., Term
Loan B
4.813% 3-Month LIBOR 3.750% 9/22/28 BB+ 4,717,168
27,816 Total Chemicals 27,355,025
Commercial Services & Supplies - 2.3%
4,400 Amentum Government
Services Holdings LLC, Term
Loan
4.777% SOFR90A 4.000% 2/07/29 B1 4,372,500
1,596 Anticimex International AB,
Term Loan, (WI/DD)
TBD TBD TBD TBD B 1,586,025
2,198 Anticimex International AB,
Term Loan B1, (DD1)
4.008% 3-Month LIBOR 3.500% 11/16/28 B 2,168,706
2,708 Clean Harbors Inc., Term Loan
B
2.457% 1-Month LIBOR 2.000% 10/08/28 BBB- 2,687,901
2,707 Covanta Holdings Corporation,
Term Loan B, (WI/DD)
TBD TBD TBD TBD Ba1 2,698,753
203 Covanta Holdings Corporation,
Term Loan C, (WI/DD)
TBD TBD TBD TBD Ba1 202,154
4,929 Garda World Security
Corporation, Term Loan B
4.710% 1-Month LIBOR 4.250% 10/30/26 BB+ 4,881,752
7,486 GFL Environmental Inc., Term
Loan, (DD1)
3.500% 3-Month LIBOR 3.000% 5/30/25 N/R 7,469,309
2,487 Herman Miller, Inc, Term Loan B 2.445% 1-Month LIBOR 2.000% 7/19/28 BBB- 2,457,190
313 Houghton Mifflin Harcourt 4.210% 1-Month LIBOR 4.000% 3/19/28 BBB- 308,320
6,392 Intrado Corporation, Term Loan 5.000% 3-Month LIBOR 4.000% 10/10/24 B2 5,860,182
438 KAR Auction Services, Inc.,
Term Loan B6
2.750% 1-Month LIBOR 2.250% 9/19/26 Ba3 435,196

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Commercial Services & Supplies (continued)
$ 10,469 Prime Security Services
Borrower, LLC, Term Loan,
(DD1)
3.500% 3-Month LIBOR 2.750% 9/23/26 BB- $ 10,407,935
4,894 Vertical US Newco Inc, Term
Loan B, (DD1)
4.000% 6-Month LIBOR 3.500% 7/31/27 B+ 4,857,285
1,219 West Corporation, Term Loan
B1
4.500% 3-Month LIBOR 3.500% 10/10/24 B2 1,107,255
1,077 WIN Waste Innovations
Holdings, Inc., Term Loan B
3.756% 3-Month LIBOR 2.750% 3/25/28 B+ 1,070,134
53,516 Total Commercial Services & Supplies 52,570,597
Communications Equipment - 1.0%
2,500 Avaya, Inc., Term Loan B 4.647% 1-Month LIBOR 4.250% 12/15/27 BB 2,487,500
2,656 CommScope, Inc., Term Loan B 3.707% 1-Month LIBOR 3.250% 4/04/26 Ba3 2,590,267
3,481 Delta TopCo, Inc., Term Loan
B, (DD1)
4.500% 3-Month LIBOR 3.750% 12/01/27 B2 3,432,147
650 Delta TopCo, Inc., Term Loan,
Second Lien
8.000% 3-Month LIBOR 7.250% 12/01/28 CCC 641,332
5,718 MLN US HoldCo LLC, Term
Loan, First Lien
4.742% 1-Month LIBOR 4.500% 11/30/25 B3 5,514,108
3,830 Plantronics Inc., Term Loan B 2.709% 3-Month LIBOR 2.500% 7/02/25 Ba2 3,806,555
3,224 Riverbed Technology, Inc., Exit
Term Loan, (cash 7.000%, PIK
2.000%)
7.000% 3-Month LIBOR 6.000% 12/07/26 N/R 2,792,803
1,625 ViaSat, Inc., Term Loan 5.000% SOFR90A 4.500% 3/04/29 Ba3 1,620,937
23,684 Total Communications Equipment 22,885,649
Construction & Engineering - 0.2%
746 AECOM 2.197% SOFR30A 1.750% 4/13/28 BBB- 746,716
1,050 Aegion Corp 5.500% 1-Month LIBOR 4.750% 5/17/28 B 1,045,789
2,458 Centuri Group, Inc, Term Loan
B
3.000% 3-Month LIBOR 2.500% 8/27/28 Ba2 2,424,019
4,254 Total Construction & Engineering 4,216,524
Consumer Finance - 0.1%
1,567 Fleetcor Technologies
Operating Company, LLC, Term
Loan B4
2.195% 1-Month LIBOR 1.750% 4/30/28 BB+ 1,543,888
Containers & Packaging - 0.8%
6,529 Berry Global, Inc., Term Loan Z 2.071% 1-Month LIBOR 1.750% 7/01/26 BBB- 6,448,853
3,430 Clydesdale ACQ Holdings Inc.,
Term Loan, (WI/DD)
TBD TBD TBD TBD B 3,378,550
1,229 Klockner-Pentaplast of
America, Inc., Term Loan B
5.554% 6-Month LIBOR 4.750% 2/09/26 B 1,123,685
2,811 Reynolds Group Holdings Inc. ,
Term Loan B
4.000% 1-Month LIBOR 3.500% 9/24/28 B+ 2,744,117
3,587 TricorBraun Holdings Inc 3.750% 1-Month LIBOR 3.250% 3/03/28 B2 3,506,775
17,586 Total Containers & Packaging 17,201,980
Diversified Consumer Services - 0.2%
3,982 Spin Holdco Inc., Term Loan 4.750% 3-Month LIBOR 4.000% 3/04/28 B- 3,958,927
Diversified Financial Services - 0.5%
1,484 Avaya, Inc., Term Loan B2 4.397% 1-Month LIBOR 4.000% 12/15/27 N/R 1,470,344
904 Avolon TLB Borrower 1 (US)
LLC, Term Loan B3
2.500% 1-Month LIBOR 1.750% 1/15/25 Baa2 891,313
670 Avolon TLB Borrower 1 (US)
LLC, Term Loan B4
2.250% 1-Month LIBOR 1.500% 2/12/27 Baa2 655,762

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Diversified Financial Services (continued)
$ 3,224 Filtration Group Corporation,
Term Loan
4.000% 1-Month LIBOR 3.500% 10/21/28 N/R $ 3,197,268
4,776 Trans Union, LLC, Term Loan B6 2.750% 1-Month LIBOR 2.250% 12/01/28 BBB- 4,748,701
11,058 Total Diversified Financial Services 10,963,388
Diversified Telecommunication Services - 1.7%
1,709 Altice France S.A., Term Loan
B12
3.927% 3-Month LIBOR 3.688% 1/31/26 B 1,675,058
9,721 Altice France S.A., Term Loan
B13
4.506% 3-Month LIBOR 4.000% 8/14/26 B 9,555,160
1,506 Cablevision Lightpath LLC,
Term Loan B
3.750% 3-Month LIBOR 3.250% 12/01/27 B+ 1,490,690
516 CenturyLink, Inc., Term Loan B 2.707% 1-Month LIBOR 2.250% 3/15/27 BBB- 503,416
5,756 Cincinnati Bell, Inc., Term Loan
B2, (DD1)
4.051% SOFR90A 3.250% 11/23/28 B+ 5,700,693
611 Connect Finco Sarl, Term Loan
B
4.500% 1-Month LIBOR 3.500% 12/12/26 B+ 606,579
3,669 Cyxtera DC Holdings, Inc., Term
Loan B
4.000% 3-Month LIBOR 3.000% 5/01/24 B 3,639,549
2,731 Eagle Broadband Investments
LLC, Term Loan
3.750% 3-Month LIBOR 3.000% 11/12/27 B+ 2,701,250
12,198 Frontier Communications
Corp., Term Loan B, (DD1)
4.733% 3-Month LIBOR 3.750% 10/08/27 BB+ 12,034,879
491 Windstream Services, LLC, Exit
Term Loan B
7.250% 1-Month LIBOR 6.250% 9/21/27 BB 491,166
38,908 Total Diversified Telecommunication Services 38,398,440
Electric Utilities - 0.3%
904 ExGen Renewables IV, LLC,
Term Loan
3.500% 3-Month LIBOR 2.500% 12/15/27 BB- 898,253
4,738 Pacific Gas & Electric Company,
Term Loan
3.500% 1-Month LIBOR 3.000% 6/23/25 BB 4,689,096
5,642 Total Electric Utilities 5,587,349
Electrical Equipment - 0.1%
2,137 Vertiv Group Corporation, Term
Loan B
2.991% 1-Month LIBOR 2.750% 3/02/27 BB- 2,088,250
Electronic Equipment, Instruments & Components - 0.7%
5,000 II VI Incorporated, Term Loan B,
(WI/DD)
TBD TBD TBD TBD BBB- 4,975,000
8,015 Ingram Micro Inc., Term Loan
B, (DD1)
4.506% 3-Month LIBOR 3.500% 7/02/28 BB+ 7,959,077
2,072 Mirion Technologies, Inc., Term
Loan
3.250% 2-Month LIBOR 2.750% 10/20/28 B1 2,055,192
967 TTM Technologies, Inc., Term
Loan
2.731% 1-Month LIBOR 2.500% 9/28/24 BB+ 963,561
16,054 Total Electronic Equipment, Instruments & Components 15,952,830
Energy Equipment & Services - 0.0%
620 Petroleum Geo-Services ASA,
Term Loan
8.506% 3-Month LIBOR 7.500% 3/19/24 N/R 559,511
Entertainment - 0.9%
6,841 AMC Entertainment Holdings
Inc, (DD1)
3.352% 3-Month LIBOR 3.000% 4/22/26 B- 6,123,372
5,139 Crown Finance US, Inc., Term
Loan
3.506% 3-Month LIBOR 2.500% 2/28/25 CCC 3,979,380
2,336 Crown Finance US, Inc., Term
Loan, (DD1)
3.750% 6-Month LIBOR 2.750% 9/20/26 CCC 1,774,510

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Entertainment (continued)
$ 169 Crown Finance US, Inc., Term
Loan B1
9.250% 6-Month LIBOR 8.250% 5/23/24 B- $ 180,459
876 Diamond Sports Group, LLC,
Second Lien Term Loan
5.750% 3-Month LIBOR 2.250% 8/24/26 CCC+ 303,687
556 Diamond Sports Group, LLC,
Term Loan
9.000% SOFR90A 8.000% 5/19/26 B 565,754
116 Lions Gate Capital Holdings
LLC, Term Loan A
1.855% 1-Month LIBOR 1.750% 4/06/26 Ba2 112,492
1,215 Lions Gate Capital Holdings
LLC, Term Loan B
2.459% 1-Month LIBOR 2.250% 3/24/25 Ba2 1,200,338
1,034 Playtika Holding Corp, Term
Loan
3.207% 1-Month LIBOR 2.750% 3/11/28 BB 1,021,147
4,518 Univision Communications Inc.,
Term Loan C5
3.750% 1-Month LIBOR 2.750% 3/15/24 B+ 4,516,516
22,800 Total Entertainment 19,777,655
Food & Staples Retailing - 1.1%
14,573 US Foods, Inc., Term Loan B,
(DD1)
3.258% 3-Month LIBOR 2.750% 11/22/28 BB 14,440,857
9,929 US Foods, Inc., Term Loan B,
(WI/DD)
TBD TBD TBD TBD BB 9,751,738
24,502 Total Food & Staples Retailing 24,192,595
Food Products - 0.5%
4,915 CHG PPC Parent LLC, Term
Loan
3.500% 1-Month LIBOR 3.000% 12/08/28 B1 4,810,557
2,046 H Food Holdings LLC, Term
Loan B
4.145% 1-Month LIBOR 3.688% 5/31/25 B2 1,977,260
120 H Food Holdings LLC, Term
Loan B3
6.000% 1-Month LIBOR 5.000% 5/31/25 B2 117,524
5,400 Sycamore Buyer LLC, Term
Loan B, (WI/DD)
TBD TBD TBD TBD BB+ 5,321,241
12,481 Total Food Products 12,226,582
Health Care Equipment & Supplies - 1.8%
1,417 Carestream Health, Inc., Term
Loan
7.756% 3-Month LIBOR 6.750% 5/08/23 B1 1,403,139
1,281 Embecta Corp, Term Loan B,
(WI/DD)
TBD TBD TBD TBD Ba3 1,265,460
1,265 ICU Medical, Inc., Term Loan B 3.000% 2-Month LIBOR 2.500% 12/14/28 BBB- 1,262,034
34,500 Medline Borrower, LP, Term
Loan B
3.750% 1-Month LIBOR 3.250% 10/21/28 BB- 34,195,882
1,217 Viant Medical Holdings, Inc.,
Term Loan, First Lien
4.207% 1-Month LIBOR 3.750% 7/02/25 B3 1,147,293
536 Vyaire Medical, Inc., Term Loan
B
5.750% 3-Month LIBOR 4.750% 4/30/25 B3 418,272
40,216 Total Health Care Equipment & Supplies 39,692,080
Health Care Providers & Services - 7.6%
1,485 ADMI Corp 3.875% 1-Month LIBOR 3.250% 12/23/27 B 1,461,916
2,671 Agiliti Health Inc 3.000% 3-Month LIBOR 3.000% 1/04/26 B+ 2,657,888
543 Agiliti Health Inc 3.500% 1-Month LIBOR 3.000% 1/04/26 B+ 540,143
10,319 AHP Health Partners Inc, (DD1) 4.000% 1-Month LIBOR 3.500% 8/23/28 B1 10,242,026
1,699 Air Medical Group Holdings,
Inc., Term Loan B
5.250% 3-Month LIBOR 4.250% 3/14/25 B 1,691,485
662 BW NHHC Holdco, Inc., Term
Loan, First Lien
5.488% 3-Month LIBOR 5.000% 5/15/25 CCC 499,238
5,223 Change Healthcare Holdings
LLC, Term Loan B
3.500% 1-Month LIBOR 2.500% 3/01/24 B+ 5,201,055
3,500 Electron BidCo Inc., Term Loan 3.750% 3-Month LIBOR 3.250% 11/01/28 B1 3,466,645

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Health Care Providers & Services (continued)
$ 2,666 EyeCare Partners, LLC, Term
Loan
4.756% 3-Month LIBOR 3.750% 2/20/27 B $ 2,636,450
3,328 Forefront Management
Holdings Inc., Term Loan, (WI/
DD)
TBD TBD TBD TBD B 3,294,673
622 Freeport Management
Holdings LLC, Term Loan, (WI/
DD)(5)
TBD TBD TBD TBD B 615,827
4,402 Gainwell Acquisition Corp.,
Term Loan B, (DD1)
5.006% 3-Month LIBOR 4.000% 10/01/27 BB- 4,401,826
6,490 Global Medical Response Inc,
(DD1)
5.250% 1-Month LIBOR 4.250% 10/02/25 B 6,456,312
6,401 ICON Luxembourg S.A.R.L.,
Term Loan, (DD1)
3.256% 3-Month LIBOR 2.250% 7/01/28 BB+ 6,378,683
1,235 IQVIA Inc., Term Loan B3 2.756% 3-Month LIBOR 1.750% 6/11/25 BBB- 1,229,259
3 National Mentor Holdings, Inc.,
Term Loan
4.500% 1-Month LIBOR 3.750% 3/02/28 B 3,121
1,305 Onex TSG Intermediate Corp.,
Term Loan B
5.500% 1-Month LIBOR 4.750% 2/26/28 B 1,297,392
4,234 Packaging Coordinators Midco,
Inc., Term Loan, First Lien,
(DD1)
4.500% 3-Month LIBOR 3.750% 11/30/27 B2 4,216,903
33,815 Parexel International
Corporation, Term Loan, First
Lien
4.000% 1-Month LIBOR 3.500% 11/15/28 B1 33,609,743
3,519 Phoenix Guarantor Inc, Term
Loan B
3.459% 1-Month LIBOR 3.250% 3/05/26 B1 3,485,771
2,985 Phoenix Guarantor Inc, Term
Loan B3, (DD1)
3.947% 1-Month LIBOR 3.500% 3/05/26 B1 2,957,769
234 Quorum Health Corporation,
Term Loan(6)
8.000% 3-Month LIBOR 7.000% 4/29/25 B- 207,826
35,787 RegionalCare Hospital Partners
Holdings, Inc., Term Loan B,
(DD1)
4.197% 1-Month LIBOR 3.750% 11/16/25 B1 35,632,426
13,939 Select Medical Corporation,
Term Loan B, (DD1)
2.710% 1-Month LIBOR 2.250% 3/06/25 Ba2 13,808,867
744 Sound Inpatient Physicians,
Term Loan B
3.500% 1-Month LIBOR 3.000% 6/28/25 Ba3 741,740
16,444 Surgery Center Holdings, Inc.,
Term Loan, (DD1)
4.500% 1-Month LIBOR 3.750% 8/31/26 B1 16,343,083
3,117 Team Health Holdings, Inc.,
Term Loan B
3.750% 1-Month LIBOR 5.250% 2/17/27 B 2,977,890
1,162 Team Health Holdings, Inc.,
Term Loan, First Lien
3.750% 1-Month LIBOR 2.750% 2/06/24 B 1,108,883
4,385 US Radiology Specialists, Inc.,
Term Loan
6.313% 3-Month LIBOR 5.250% 12/15/27 B- 4,377,454
172,919 Total Health Care Providers & Services 171,542,294
Health Care Technology - 0.3%
870 Athenahealth, Inc., Term
Loan(5)
4.000% 1-Month LIBOR 3.500% 1/27/29 B2 861,957
5,130 Athenahealth, Inc., Term Loan B 4.000% SOFR30A 3.500% 1/27/29 B2 5,085,543
2,046 Carestream Health, Inc., Term
Loan, Second Lien, (cash
5.506%, PIK 8.000%)
5.506% 3-Month LIBOR 4.500% 8/05/23 CCC+ 1,892,729
8,046 Total Health Care Technology 7,840,229

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Hotels, Restaurants & Leisure - 11.8%
$ 332 24 Hour Fitness Worldwide,
Inc., Exit Term Loan, (cash
0.220%, PIK 5.000%)
5.983% 3-Month LIBOR 5.000% 12/29/25 CCC- $ 169,928
134 24 Hour Fitness Worldwide,
Inc., Exit Term Loan
15.000% 3-Month LIBOR 14.000% 9/29/26 Caa3 129,149
5,868 Alterra Mountain Company,
Term Loan, (DD1)
4.000% 1-Month LIBOR 3.500% 8/17/28 B 5,831,393
4,933 Alterra Mountain Company,
Term Loan B1
3.207% 1-Month LIBOR 2.750% 7/31/24 B 4,918,469
34,514 B.C. Unlimited Liability
Company, Term Loan B4, (DD1)
2.207% 1-Month LIBOR 1.750% 11/19/26 BB+ 33,834,474
7,737 Caesars Resort Collection, LLC,
Term Loan B, First Lien
3.207% 1-Month LIBOR 2.750% 12/22/24 B+ 7,706,994
12,017 Caesars Resort Collection, LLC,
Term Loan B1, (DD1)
3.957% 1-Month LIBOR 3.500% 7/20/25 B+ 11,992,624
4,944 Carnival Corporation, Term
Loan B
3.750% 1-Month LIBOR 7.500% 6/30/25 Ba2 4,824,110
3,840 Carnival Corporation, Term
Loan B
4.000% 3-Month LIBOR 3.250% 10/18/28 Ba2 3,763,567
3,236 Churchill Downs Incorporated,
Term Loan B, (DD1)
2.460% 1-Month LIBOR 2.000% 12/27/24 BBB- 3,201,559
4,819 Churchill Downs Incorporated,
Term Loan B1, (WI/DD)
TBD TBD TBD TBD BBB- 4,766,730
10,316 ClubCorp Holdings, Inc., Term
Loan B, (DD1)
3.756% 3-Month LIBOR 2.750% 9/18/24 B- 9,824,827
376 Crown Finance US, Inc., Term
Loan B1, (cash 7.132%, PIK
8.250%)
8.006% 3-Month LIBOR 7.000% 5/23/24 B- 445,089
2,593 Crown Finance US, Inc., Term
Loan B1, (WI/DD)(5)
TBD TBD TBD TBD CCC+ 2,180,497
34,069 Delta 2 (LUX) S.a.r.l., Term Loan,
(DD1)
3.500% 1-Month LIBOR 2.500% 2/01/24 BB- 34,005,343
4,675 Equinox Holdings, Inc., Term
Loan, First Lien
4.006% 3-Month LIBOR 3.000% 3/08/24 CCC 4,417,668
583 Equinox Holdings, Inc., Term
Loan, Second Lien
8.006% 3-Month LIBOR 7.000% 3/08/25 CC 515,299
2,244 Everi Holdings Inc., Term Loan
B
3.000% 1-Month LIBOR 2.500% 8/03/28 BB+ 2,233,153
16,526 Fertitta Entertainment LLC,
Term Loan B, (WI/DD)
TBD TBD TBD TBD B 16,464,603
5,729 Hilton Grand Vacations
Borrower LLC, Term Loan B
3.500% 1-Month LIBOR 3.000% 8/02/28 BB+ 5,702,236
1,997 IRB Holding Corp, Term Loan B 3.750% 1-Week LIBOR 3.000% 12/15/27 B+ 1,988,736
1,169 Life Time Fitness Inc , Term
Loan B
5.750% 3-Month LIBOR 4.750% 12/15/24 B 1,166,349
17,049 NASCAR Holdings, Inc, Term
Loan B, (DD1)
2.957% 1-Month LIBOR 2.500% 10/18/26 BB+ 16,932,695
711 PCI Gaming Authority, Term
Loan
2.957% 1-Month LIBOR 2.500% 5/31/26 BBB- 706,666
3,718 Scientific Games International,
Inc., Term Loan B, (WI/DD)
TBD TBD TBD TBD BB- 3,689,446
38,381 Scientific Games International,
Inc., Term Loan B5, (DD1)
3.207% 1-Month LIBOR 2.750% 8/14/24 B+ 38,284,967
4,613 SeaWorld Parks &
Entertainment, Inc., Term Loan
B
3.500% 1-Month LIBOR 3.000% 8/25/28 BB- 4,570,692
23,194 Stars Group Holdings B.V. (The),
Term Loan
3.256% 3-Month LIBOR 2.250% 7/10/25 BBB 23,034,889
2,540 Station Casinos LLC, Term Loan
B
2.710% 1-Month LIBOR 2.250% 2/08/27 BB- 2,510,404
14,464 Twin River Worldwide Holdings,
Inc., Term Loan B
3.750% 6-Month LIBOR 3.250% 10/01/28 BB+ 14,403,870

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Hotels, Restaurants & Leisure (continued)
$ 3,039 William Morris Endeavor
Entertainment, LLC, Term Loan,
First Lien
2.960% 1-Month LIBOR 2.750% 5/16/25 B $ 2,992,939
270,360 Total Hotels, Restaurants & Leisure 267,209,365
Household Durables - 0.8%
4,278 AI Aqua Merger Sub Inc, (WI/
DD)
TBD TBD TBD TBD B3 4,239,021
4,000 AI Aqua Merger Sub Inc, (DD1) 4.250% SOFR30A 4.000% 7/30/28 B 3,968,140
972 AI Aqua Merger Sub Inc, (WI/
DD)
TBD TBD TBD TBD B3 963,414
250 AI Aqua Merger Sub Inc, (WI/
DD)
TBD TBD TBD TBD B 248,009
1,496 Installed Building Products,
Inc., Term Loan B
2.750% 1-Month LIBOR 2.250% 12/14/28 BB+ 1,493,632
2,325 Serta Simmons Bedding, LLC,
Term Loan(6)
8.500% 1-Month LIBOR 7.500% 8/10/23 B- 2,200,669
92 Serta Simmons Bedding, LLC,
Term Loan(6)
8.500% 1-Month LIBOR 7.500% 8/10/23 B 92,324
4,648 Weber-Stephen Products LLC,
Term Loan B
4.750% 6-Month LIBOR 3.250% 10/30/27 B+ 4,515,814
18,061 Total Household Durables 17,721,023
Household Products - 0.1%
2,015 Illuminate Merger Sub Corp.,
Term Loan
4.506% 3-Month LIBOR 3.500% 9/30/28 B1 1,953,061
5 Kronos Acquisition Holdings
Inc., Term Loan, First Lien
7.000% SOFR90A 6.000% 12/22/26 B2 5,037
2,020 Total Household Products 1,958,098
Insurance - 3.8%
3,768 Acrisure LLC, Term Loan B 3.957% 1-Month LIBOR 3.500% 2/15/27 B 3,722,687
3,457 Alliant Holdings I LLC, Term
Loan B, (DD1)
3.707% 1-Month LIBOR 3.250% 5/10/25 B 3,423,327
8,540 Alliant Holdings Intermediate
LLC
4.000% 1-Month LIBOR 3.500% 11/12/27 B 8,497,416
3,000 Assured Parteners Inc., Term
Loan, (WI/DD)
TBD TBD TBD TBD B 2,970,945
1,995 Assured Parteners Inc., Term
Loan B, (WI/DD)
TBD TBD TBD TBD B 1,973,453
2,996 AssuredPartners, Inc., Term
Loan B
4.000% 1-Month LIBOR 3.500% 2/13/27 B 2,965,641
6,769 Asurion LLC, Term Loan B4,
Second Lien
5.707% 1-Month LIBOR 5.250% 1/15/29 B 6,627,291
8,828 Asurion LLC, Term Loan B6 3.582% 1-Month LIBOR 3.125% 11/03/23 Ba3 8,787,489
4,987 Asurion LLC, Term Loan B7 3.457% 1-Month LIBOR 3.000% 11/03/24 Ba3 4,930,045
399 Asurion LLC, Term Loan B8 3.707% 1-Month LIBOR 3.250% 12/23/26 Ba3 390,976
995 Broadstreet Partners, Inc., Term
Loan B
3.457% 1-Month LIBOR 3.000% 1/27/27 B1 978,483
7,471 Broadstreet Partners, Inc., Term
Loan B2, (DD1)
3.750% 1-Month LIBOR 3.250% 1/27/27 B1 7,389,530
4,631 Hub International Limited, Term
Loan B
3.153% 2-Month LIBOR 3.000% 4/25/25 B 4,584,981
7,385 Hub International Limited, Term
Loan B, (DD1)
4.000% 3-Month LIBOR 3.250% 4/25/25 B 7,348,338
10,791 Ryan Specialty Group, LLC,
Term Loan, (DD1)
3.750% 1-Month LIBOR 3.000% 9/01/27 BB- 10,736,660
5,603 USI, Inc., Term Loan 4.006% 3-Month LIBOR 3.000% 5/16/24 B 5,573,659
4,964 USI, Inc., Term Loan B, (DD1) 4.256% 3-Month LIBOR 3.250% 12/02/26 B 4,934,131
86,579 Total Insurance 85,835,052

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Interactive Media & Services - 0.5%
$ 11,806 Rackspace Technology Global,
Inc., Term Loan B
3.500% 3-Month LIBOR 2.750% 2/09/28 B+ $ 11,605,585
Internet & Direct Marketing Retail - 0.2%
1,983 CNT Holdings I Corp, Term
Loan
4.250% 3-Month LIBOR 3.500% 11/08/27 B 1,974,422
560 Medical Solutions Holdings,
Inc., Term Loan(5)
3.500% Unfunded 3.500% 11/01/28 B1 556,150
2,940 Pitney Bowes Inc., Term Loan B 4.000% 1-Month LIBOR 3.500% 11/01/28 B1 2,919,788
5,483 Total Internet & Direct Marketing Retail 5,450,360
IT Services - 1.6%
1,346 Ahead DB Holdings LLC 4.756% 1-Month LIBOR 3.750% 10/16/27 B+ 1,335,063
291 iQor US Inc., Exit Term Loan 8.500% 1-Month LIBOR 7.500% 9/15/27 B1 291,705
1,309 KBR, Inc., Term Loan B 3.207% 1-Month LIBOR 2.750% 2/07/27 Ba1 1,305,877
972 Peraton Corp., Term Loan B 4.500% 1-Month LIBOR 3.750% 2/01/28 BB- 967,252
3,096 Perforce Software, Inc., Term
Loan B
4.207% 1-Month LIBOR 3.750% 7/01/26 B2 3,065,602
9,159 Sabre GLBL Inc., Term Loan B,
(DD1)
2.457% 1-Month LIBOR 2.000% 2/22/24 Ba3 9,027,862
7,063 Syniverse Holdings, Inc., Term
Loan, First Lien
6.000% 3-Month LIBOR 5.000% 3/09/23 CCC+ 6,873,381
56 Syniverse Holdings, Inc., Term
Loan, Second Lien
10.000% 3-Month LIBOR 9.000% 3/11/24 CCC- 53,349
5,659 Tempo Acquisition LLC, Term
Loan B
3.500% SOFR30A 3.000% 8/31/28 Ba3 5,633,069
4,126 Travelport Finance, Term Laon,
(cash 3.500%, PIK 6.500%)
3.482% 1-Month LIBOR 7.000% 2/28/25 B- 4,289,792
3,000 Virtusa Corporation, Term Loan 4.600% SOFR30A 3.850% 2/08/29 B 2,979,375
788 WEX Inc., Term Loan 2.707% 1-Month LIBOR 2.250% 4/01/28 Ba2 779,266
36,865 Total IT Services 36,601,593
Leisure Products - 0.2%
3,469 Hayward Industries, Inc., Term
Loan
3.000% 1-Month LIBOR 2.500% 5/28/28 BB- 3,430,871
886 SRAM, LLC , Term Loan B 3.250% 1-Month LIBOR 2.750% 5/18/28 BB- 877,682
4,355 Total Leisure Products 4,308,553
Life Sciences Tools & Services - 0.2%
2,326 Avantor Funding, Inc., Term
Loan B5
2.750% 1-Month LIBOR 2.250% 11/06/27 BB+ 2,311,283
1,197 Curia Global Inc 4.500% 1-Month LIBOR 3.750% 8/30/26 B 1,188,117
1,614 ICON Luxembourg S.A.R.L.,
Term Loan, (DD1)
3.256% 3-Month LIBOR 2.250% 7/01/28 BB+ 1,608,970
5,137 Total Life Sciences Tools & Services 5,108,370
Machinery - 1.0%
6,000 Ali Group North America Corp.,
Term Loan B, (WI/DD)
TBD TBD TBD TBD Baa3 5,922,510
1,319 Alliance Laundry Systems LLC 4.251% 1-Month LIBOR 3.500% 10/08/27 B 1,307,129
9,972 Gates Global LLC, Term Loan
B3
3.250% 1-Month LIBOR 2.500% 3/31/27 Ba3 9,855,819
4,535 Grinding Media Inc., Term Loan
B, (DD1)
4.796% 3-Month LIBOR 4.000% 10/12/28 B 4,503,530
744 Madison IAQ LLC, Term Loan 4.524% 6-Month LIBOR 3.250% 6/21/28 B1 734,761
983 Star US Bidco LLC, Term Loan B 5.250% 1-Month LIBOR 4.250% 3/17/27 B- 974,719
23,553 Total Machinery 23,298,468

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Marine - 0.1%
$ 2,747 HGIM Corp., Exit Term Loan 7.000% 3-Month LIBOR 6.000% 7/02/23 CCC+ $ 2,662,901
Media - 7.1%
640 ABG Intermediate Holdings 2
LLC, Term Loan, Second Lien
6.801% SOFR90A 6.000% 12/20/29 CCC+ 636,000
378 ABG Intermediate Holdings 2
LLC, Term Loan, Second Lien,
(WI/DD)(5)
TBD TBD TBD TBD B1 372,714
2,409 ABG Intermediate Holdings 2
LLC, Term Loan, Second Lien,
(WI/DD)
TBD TBD TBD TBD B1 2,376,053
378 ABG Intermediate Holdings 2
LLC, Term Loan, Second Lien,
(WI/DD)
TBD TBD TBD TBD B1 372,714
2,757 Altice Financing SA, Term Loan,
First Lien
2.989% 3-Month LIBOR 2.750% 1/31/26 B 2,664,442
3,226 Cable One, Inc., Term Loan B4 2.457% 1-Month LIBOR 2.000% 5/03/28 BB+ 3,192,774
11,638 Cengage Learning, Inc., Term
Loan B
5.750% 3-Month LIBOR 4.750% 7/14/26 B 11,559,874
280 Checkout Holding Corp., First
Out Term Loan
8.500% 1-Month LIBOR 7.500% 2/15/23 N/R 253,572
517 Checkout Holding Corp., Last
Out Term Loan, (cash  2.000%,
PIK 9.500%)
2.000% 1-Month LIBOR 1.000% 8/15/23 N/R 202,845
37,748 Clear Channel Outdoor
Holdings, Inc., Term Loan B,
(DD1)
3.799% 3-Month LIBOR 3.500% 8/21/26 B1 37,170,364
6,877 CSC Holdings, LLC, Term Loan 2.647% 3-Month LIBOR 2.250% 1/15/26 BB 6,790,666
5,472 CSC Holdings, LLC, Term Loan
B1
2.647% 1-Month LIBOR 2.250% 7/17/25 BB 5,396,996
3,843 CSC Holdings, LLC, Term Loan
B5
2.897% 1-Month LIBOR 2.500% 4/15/27 BB 3,783,016
15,371 DirecTV Financing, LLC, Term
Loan
5.750% 1-Month LIBOR 5.000% 8/02/27 BBB- 15,373,791
7,485 Dotdash Meredith Inc, Term
Loan B, (DD1)
4.500% SOFR30A 4.000% 12/01/28 BB- 7,485,000
644 Emerald Expositions Holding,
Inc., Term Loan B
2.957% 1-Month LIBOR 2.500% 5/22/24 B 619,626
995 Gray Television, Inc., Term Loan
B
2.731% 1-Month LIBOR 2.500% 2/07/24 BB+ 989,336
1,507 Gray Television, Inc., Term Loan
C
2.731% 1-Month LIBOR 2.500% 1/02/26 BB+ 1,498,057
21 Houghton Mifflin Harcourt,
Term Loan B
7.250% 1-Month LIBOR 6.250% 11/22/24 B+ 20,934
22,577 iHeartCommunications, Inc.,
Term Loan, (DD1)
3.457% 1-Month LIBOR 3.000% 5/01/26 BB- 22,473,883
3,805 LCPR Loan Financing LLC, Term
Loan B, (DD1)
4.147% 3-Month LIBOR 3.750% 10/15/28 BB+ 3,798,249
7,465 McGraw-Hill Global Education
Holdings, LLC, Term Loan,
(DD1)
5.250% 1-Month LIBOR 4.750% 7/30/28 BB+ 7,398,543
723 Mission Broadcasting, Inc.,
Term Loan B
2.731% 1-Month LIBOR 2.500% 6/03/28 BBB- 714,563
1,555 Nexstar Broadcasting, Inc.,
Term Loan B3
2.707% 1-Month LIBOR 2.250% 1/17/24 BBB- 1,550,279
2,907 Outfront Media Capital LLC,
Term Loan B, (DD1)
2.207% 1-Month LIBOR 1.750% 11/18/26 Ba1 2,858,540
7,815 Radiate Holdco, LLC, Term
Loan B
4.000% 1-Month LIBOR 3.250% 9/25/26 B1 7,760,236
1,570 Sinclair Television Group Inc.,
Term Loan B1
2.710% 1-Month LIBOR 2.250% 1/03/24 Ba2 1,549,147

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Media (continued)
$ 3,469 Virgin Media Bristol LLC, Term
Loan N
2.897% 3-Month LIBOR 2.500% 1/31/28 BB+ $ 3,432,142
3,920 WideOpenWest Finance LLC,
Term Loan B
3.500% SOFR90A 3.000% 12/20/28 BB 3,903,436
4,871 Ziggo Financing Partnership,
Term Loan I
2.897% 3-Month LIBOR 2.500% 4/30/28 BB 4,807,140
162,863 Total Media 161,004,932
Multiline Retail - 0.0%
165 Belk, Inc., Term Loan 8.500% 3-Month LIBOR 7.500% 7/31/25 B- 164,243
763 Belk, Inc., Term Loan, (cash
5.000%, PIK 8.000%)
13.000% 3-Month LIBOR 13.000% 7/31/25 CCC- 498,027
928 Total Multiline Retail 662,270
Oil, Gas & Consumable Fuels - 1.9%
394 BCP Renaissance Parent LLC,
Term Loan B3
4.500% SOFR30A 3.500% 11/01/24 B+ 389,108
4,284 Buckeye Partners, L.P., Term
Loan B
2.707% 1-Month LIBOR 2.250% 11/01/26 BBB- 4,259,002
442 Citgo Petroleum Corporation,
Term Loan B
7.250% 1-Month LIBOR 6.250% 3/28/24 BB 442,037
2,516 Delek US Holdings, Inc., Term
Loan B
2.707% 1-Month LIBOR 2.250% 3/30/25 BB+ 2,454,868
1,950 Delek US Holdings, Inc., Term
Loan B
6.500% 1-Month LIBOR 5.500% 3/30/25 BB+ 1,942,303
397 DT Midstream, Inc, Term Loan B 3.006% 3-Month LIBOR 2.000% 6/10/28 Baa2 396,944
1,218 EG America LLC, Term Loan 5.006% 3-Month LIBOR 4.000% 2/05/25 B- 1,201,388
4,783 Freeport LNG Investments,
LLLP, Term Loan B, (WI/DD)
TBD TBD TBD TBD N/R 4,722,829
7,250 Freeport LNG Investments,
LLLP, Term Loan B
4.000% 3-Month LIBOR 3.500% 12/21/28 B+ 7,207,297
9,073 Gulf Finance, LLC, Term Loan,
(DD1)
7.750% 1-Month LIBOR 6.750% 8/25/26 B 8,329,848
5,030 QuarterNorth Energy Holding
Inc., Exit Term Loan, Second
Lien
9.000% 3-Month LIBOR 8.000% 8/27/26 B 5,069,523
4,342 TransMontaigne Operating
Company L.P., Term Loan B,
(DD1)
4.000% 1-Month LIBOR 3.500% 11/05/28 BB 4,320,829
1,365 Traverse Midstream Partners
LLC, Term Loan B
5.500% 3-Month LIBOR 5.000% 9/27/24 B 1,361,909
43,044 Total Oil, Gas & Consumable Fuels 42,097,885
Paper & Forest Products - 0.1%
1,276 Asplundh Tree Expert, LLC,
Term Loan B
2.207% 1-Month LIBOR 1.750% 9/04/27 BBB- 1,264,300
Personal Products - 0.2%
995 Conair Holdings, LLC, Term
Loan B
4.756% 3-Month LIBOR 3.750% 5/17/28 B1 980,821
1 Kronos Acquisition Holdings
Inc., Term Loan B
4.250% 3-Month LIBOR 3.750% 12/22/26 B2 675
4,035 Revlon Consumer Products
Corporation, Term Loan B,
(DD1)(7)
4.250% 3-Month LIBOR 3.500% 9/07/23 CC 3,065,286
5,031 Total Personal Products 4,046,782

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Pharmaceuticals - 3.9%
$ 4,647 Bausch Health Companies Inc.,
Term Loan B, (WI/DD)
TBD TBD TBD TBD BB $ 4,617,493
10,667 Bausch Health Companies Inc.,
Term Loan B, (WI/DD)
TBD TBD TBD TBD BB 10,580,853
2,706 Catalent Pharma Solutions Inc.,
Term Loan B3
2.500% 1-Month LIBOR 2.000% 2/22/28 BBB- 2,709,786
13,235 Endo Luxembourg Finance
Company I S.a r.l., Term Loan,
(DD1)
5.750% 1-Month LIBOR 5.000% 3/25/28 B- 12,434,043
30,475 Jazz Financing Lux S.a.r.l., Term
Loan, (DD1)
4.000% 1-Month LIBOR 3.500% 5/05/28 BB+ 30,401,029
3,491 LSCS Holdings, Inc., Term Loan,
First Lien
5.000% 3-Month LIBOR 4.500% 11/23/28 B2 3,460,719
6,724 Mallinckrodt International
Finance S.A., Term Loan B,
(DD1)(6)
6.000% 3-Month LIBOR 5.250% 9/24/24 D 6,178,724
1,553 Mallinckrodt International
Finance S.A., Term Loan B(6)
6.250% 3-Month LIBOR 5.500% 2/24/25 D 1,424,967
16,405 Organon & Co, Term Loan 3.563% 3-Month LIBOR 3.000% 6/02/28 BB 16,343,336
89,903 Total Pharmaceuticals 88,150,950
Professional Services - 1.1%
2,783 CCRR Parent, Inc, Term Loan B 4.756% 3-Month LIBOR 3.750% 3/05/28 B 2,774,446
2,930 CHG Healthcare Services Inc.,
Term Loan
4.506% 3-Month LIBOR 3.500% 9/30/28 B1 2,908,298
733 Creative Artists Agency, LLC ,
Term Loan B
4.207% 1-Month LIBOR 3.750% 11/26/26 B 732,898
3,171 Dun & Bradstreet Corporation
(The), Term Loan, (DD1)
3.697% 1-Month LIBOR 3.250% 2/08/26 BB+ 3,146,994
2,665 Dun & Bradstreet Corporation
(The), Term Loan B2
3.560% SOFR30A 3.250% 1/18/29 BB+ 2,645,012
2,111 Nielsen Finance LLC, Term
Loan B4
2.306% 1-Month LIBOR 2.000% 10/04/23 BBB- 2,111,791
3,450 Physician Partners LLC, Term
Loan
4.500% SOFR30A 4.000% 2/01/29 B 3,416,587
7,902 Verscend Holding Corp., Term
Loan B
4.457% 1-Month LIBOR 4.000% 8/27/25 BB- 7,891,961
25,745 Total Professional Services 25,627,987
Real Estate Management & Development - 0.1%
2,121 Forest City Enterprises, L.P.,
Term Loan B
3.957% 1-Month LIBOR 3.500% 12/07/25 B+ 2,109,616
Road & Rail - 1.4%
1,683 First Student Bidco Inc, Term
Loan B
3.983% 3-Month LIBOR 3.000% 7/21/28 BB+ 1,671,681
623 First Student Bidco Inc, Term
Loan C
3.983% 3-Month LIBOR 3.000% 7/21/28 BB+ 618,410
9,479 Genesee & Wyoming Inc.
(New), Term Loan
3.006% 3-Month LIBOR 2.000% 12/30/26 BB+ 9,388,596
17,467 Hertz Corporation, (The), Term
Loan B, (DD1)
3.707% 1-Month LIBOR 3.250% 6/30/28 BB+ 17,364,208
3,312 Hertz Corporation, (The), Term
Loan C, (DD1)
3.750% 1-Month LIBOR 3.500% 6/30/28 BB+ 3,292,509
32,564 Total Road & Rail 32,335,404

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Semiconductors & Semiconductor Equipment - 1.1%
$ 12,475 Bright Bidco B.V., Term Loan B,
(DD1)
4.774% 6-Month LIBOR 3.500% 6/30/24 CCC $ 7,553,362
2,875 Entegris Inc., Term Loan B, (WI/
DD)
TBD TBD TBD TBD Baa3 2,872,010
165 MACOM Technology Solutions
Holdings, Inc., Term Loan
2.707% 1-Month LIBOR 2.250% 5/19/24 BB 163,576
10,597 MKS Instruments Inc., Term
Loan, (WI/DD)
TBD TBD TBD TBD BBB- 10,527,431
1,704 Synaptics Incorporated, Term
Loan B
2.750% 3-Month LIBOR 2.250% 10/20/28 BBB- 1,699,420
1,142 Ultra Clean Holdings, Inc, Term
Loan B
4.207% 1-Month LIBOR 3.750% 8/27/25 B1 1,140,388
28,958 Total Semiconductors & Semiconductor Equipment 23,956,187
Software - 9.5%
1,471 Applied Systems, Inc., Term
Loan, First Lien
4.006% 3-Month LIBOR 3.000% 9/19/24 B2 1,463,042
3,421 AppLovin Corporation, Term
Loan B
3.500% 1-Month LIBOR 3.000% 10/21/28 BB- 3,399,117
1,315 Apttus Corporation, Term Loan 5.000% 3-Month LIBOR 4.250% 5/06/28 BB 1,315,058
5,759 Banff Merger Sub Inc, Term
Loan, (DD1)
4.756% 3-Month LIBOR 3.750% 10/02/25 B2 5,732,320
8,288 Camelot U.S. Acquisition 1 Co.,
Term Loan B, (DD1)
3.457% 1-Month LIBOR 3.000% 10/31/26 B1 8,213,363
987 Camelot U.S. Acquisition 1 Co.,
Term Loan B
4.000% 1-Month LIBOR 3.000% 10/31/26 B1 980,509
4,075 CCC Intelligent Solutions Inc.,
Term Loan B
3.256% 3-Month LIBOR 2.250% 9/21/28 B1 4,044,736
7,430 Ceridian HCM Holding Inc.,
Term Loan B
2.957% 1-Month LIBOR 2.500% 4/30/25 B+ 7,352,422
730 DTI Holdco, Inc., Term Loan B 5.750% 1-Month LIBOR 4.750% 9/30/23 CCC+ 714,165
2,759 Emerald TopCo Inc, Term Loan,
(DD1)
3.957% 1-Month LIBOR 3.500% 7/25/26 B2 2,728,355
13,200 Epicor Software Corporation,
Term Loan, (DD1)
4.000% 1-Month LIBOR 3.250% 7/31/27 B2 13,112,504
17,490 Finastra USA Inc 4.500% 3-Month LIBOR 3.500% 6/13/24 BB- 17,295,166
10,578 Greeneden U.S. Holdings II,
LLC, Term Loan B4
4.750% 1-Month LIBOR 4.000% 12/01/27 B- 10,574,700
556 Greenway Health, LLC, Term
Loan, First Lien
4.750% 3-Month LIBOR 3.750% 2/16/24 B- 522,134
3,382 IGT Holding IV AB, Term Loan
B2
4.506% 3-Month LIBOR 3.500% 3/29/28 B 3,358,859
11,900 Informatica LLC, Term Loan B,
(DD1)
3.250% 1-Month LIBOR 2.750% 10/14/28 BB- 11,816,700
3,830 Instructure Holdings, Inc., Term
Loan B
3.269% 3-Month LIBOR 2.750% 10/29/28 BB+ 3,820,425
803 iQor US Inc., Second Out Term
Loan
8.500% 1-Month LIBOR 7.500% 11/19/25 CCC+ 686,516
5,973 MA FinanceCo., LLC, Term Loan
B, (DD1)
5.250% 3-Month LIBOR 4.250% 6/05/25 BB+ 5,933,379
5,731 Magenta Buyer LLC, Term Loan,
First Lien, (DD1)
5.750% 3-Month LIBOR 5.000% 7/27/28 BB- 5,696,838
9,395 McAfee, LLC, Term Loan B 4.500% SOFR90A 4.000% 2/03/29 BB+ 9,342,142
18,250 Nortonlifelock Inc, Term Loan B,
(WI/DD)
TBD TBD TBD TBD BBB- 18,048,520
6,135 Polaris Newco LLC, Term Loan
B, (DD1)
4.500% 1-Month LIBOR 4.000% 6/04/28 B2 6,098,557
396 Project Ruby Ultimate Parent
Corp., Term Loan
4.000% 1-Month LIBOR 3.250% 3/10/28 B 392,634
5,791 Proofpoint, Inc., Term Loan,
First Lien
3.758% 3-Month LIBOR 3.250% 8/31/28 BB- 5,736,379

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Software (continued)
$ 4,694 RealPage, Inc, Term Loan, First
Lien
3.750% 1-Month LIBOR 3.250% 4/22/28 B+ $ 4,646,992
7,119 Seattle Spinco, Inc., Term Loan
B3
3.207% 1-Month LIBOR 2.750% 6/21/24 BB+ 7,043,254
5,068 Seattle Spinco, Inc., Term Loan
B5
4.500% SOFR30A 4.000% 1/14/27 BB+ 5,017,474
9,147 Sophia, L.P., Term Loan B, (DD1) 4.256% 3-Month LIBOR 3.250% 10/07/27 B2 9,074,560
869 SS&C European Holdings Sarl,
Term Loan B4
2.207% 1-Month LIBOR 1.750% 4/16/25 BB+ 856,796
1,070 SS&C Technologies Inc., Term
Loan B3
2.207% 1-Month LIBOR 1.750% 4/16/25 BB+ 1,055,455
8,130 SS&C Technologies Inc., Term
Loan B5
2.207% 1-Month LIBOR 1.750% 4/16/25 BB+ 8,015,425
1,784 SS+C Technologies Inc., Term
Loan B6, (WI/DD)
TBD TBD TBD TBD BB+ 1,770,191
2,416 SS+C Technologies Inc., Term
Loan B7, (WI/DD)
TBD TBD TBD TBD BB+ 2,396,566
249 Tibco Software Inc., Term Loan
B3
4.210% 1-Month LIBOR 3.750% 7/03/26 B+ 247,801
11,522 Ultimate Software Group Inc
(The), Term Loan
3.750% 3-Month LIBOR 3.250% 5/03/26 B1 11,444,949
3,990 Ultimate Software Group Inc
(The), Term Loan B, (DD1)
4.756% 3-Month LIBOR 3.750% 5/03/26 B1 3,979,795
1,065 Ultimate Software Group Inc
(The), Term Loan, Second Lien
5.750% 3-Month LIBOR 5.250% 5/03/27 Caa1 1,060,176
4,735 Vision Solutions, Inc., Term
Loan
4.750% 3-Month LIBOR 4.000% 5/28/28 B2 4,693,547
267 Zelis Healthcare Corporation,
Term Loan(5)
3.731% 1-Month LIBOR 3.500% 9/30/26 B 264,417
3,248 Zelis Healthcare Corporation,
Term Loan, (DD1)
3.731% 1-Month LIBOR 3.500% 9/30/26 B 3,220,898
1,459 Zelis Healthcare Corporation,
Term Loan B
3.731% 1-Month LIBOR 3.500% 9/30/26 B 1,446,969
216,477 Total Software 214,613,805
Specialty Retail - 2.2%
1,262 Academy Ltd 4.500% 1-Month LIBOR 3.750% 11/06/27 BB- 1,255,945
7,897 Avis Budget Car Rental, LLC,
Term Loan C, (DD1)
4.000% SOFR30A 3.500% 3/15/29 BB+ 7,852,579
5,120 Driven Holdings, LLC, Term
Loan B
3.916% 3-Month LIBOR 3.000% 12/17/28 B2 5,081,600
2,859 Jo-Ann Stores, Inc., Term Loan
B1, (DD1)
5.500% 3-Month LIBOR 4.750% 6/30/28 B 2,514,574
1,155 LBM Acquisition LLC, Term
Loan B, (DD1)
4.500% 1-Month LIBOR 3.750% 12/18/27 B+ 1,129,016
478 LBM Acquisition LLC, Term
Loan B2
4.756% 3-Month LIBOR 3.750% 12/18/27 B+ 467,377
240 LBM Acquisition LLC, Term
Loan B2(5)
4.500% 3-Month LIBOR 3.750% 12/18/27 B+ 234,275
3,145 Les Schwab Tire Centers, Term
Loan B
4.000% 3-Month LIBOR 3.250% 11/02/27 B 3,124,847
16,980 PetSmart, Inc., Term Loan B 4.500% 3-Month LIBOR 3.750% 2/12/28 BB- 16,947,914
3,980 Restoration Hardware, Inc.,
Term Loan B
3.000% 1-Month LIBOR 2.500% 10/15/28 BB 3,915,325
855 SRS Distribution Inc., Term Loan 4.000% SOFR90A 3.500% 6/04/28 B2 845,916
655 Staples, Inc., Term Loan 5.317% 3-Month LIBOR 5.000% 4/12/26 B 620,379
3,244 Staples, Inc., Term Loan B2,
(DD1)
4.817% 3-Month LIBOR 4.500% 9/12/24 B 3,164,747
2,501 Wand NewCo 3, Inc., Term
Loan
3.457% 1-Month LIBOR 3.000% 2/05/26 B2 2,431,859
50,371 Total Specialty Retail 49,586,353

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Technology Hardware, Storage & Peripherals - 0.2%
$ 3,606 NCR Corporation, Term Loan 2.800% 3-Month LIBOR 2.500% 8/28/26 BB+ $ 3,572,504
Textiles, Apparel & Luxury Goods - 0.5%
4,777 Birkenstock GmbH & Co. KG,
Term Loan B, (DD1)
3.750% 6-Month LIBOR 3.250% 4/28/28 BB- 4,735,037
1,481 Canada Goose Inc., Term Loan 4.506% 3-Month LIBOR 3.500% 10/07/27 BB 1,472,963
6,000 Crocs Inc., Term Loan B, (WI/
DD)
TBD TBD TBD TBD Ba2 5,867,160
12,258 Total Textiles, Apparel & Luxury Goods 12,075,160
Thrifts & Mortgage Finance - 0.0%
2,270 Ditech Holding Corporation,
Term Loan(6)
0.000% N/A N/A 6/30/22 N/R 452,035
Trading Companies & Distributors - 0.4%
4,437 Core & Main LP, Term Loan B,
(DD1)
2.947% 1-Month LIBOR 2.500% 6/10/28 Ba3 4,409,756
2,343 Fly Funding II S.a.r.l., Term
Loan B
2.110% 3-Month LIBOR 1.750% 8/09/25 BB+ 2,290,102
1,706 Univar Solutions USA Inc., Term
Loan B6
2.207% 1-Month LIBOR 1.750% 6/03/28 BBB- 1,696,740
8,486 Total Trading Companies & Distributors 8,396,598
Transportation Infrastructure - 0.4%
3,967 Brown Group Holding, LLC,
Term Loan B
3.506% 3-Month LIBOR 2.500% 4/22/28 B+ 3,921,055
6,234 KKR Apple Bidco, LLC, Term
Loan
3.500% 1-Month LIBOR 3.000% 9/23/28 B+ 6,171,533
10,201 Total Transportation Infrastructure 10,092,588
Wireless Telecommunication Services - 1.0%
5,219 GOGO Intermediate Holdings
LLC, Term Loan B, (DD1)
4.500% 3-Month LIBOR 3.750% 4/30/28 B 5,188,332
12,968 Intelsat Jackson Holdings SA,
Term Loan B, (WI/DD)
TBD TBD TBD TBD BB- 12,778,045
3,491 MetroNet Systems Holdings,
LLC, Term Loan, First Lien
4.500% 1-Month LIBOR 3.864% 6/02/28 B 3,461,790
21,678 Total Wireless Telecommunication Services 21,428,167
$ 1,800,223 Total Variable Rate Senior Loan Interests (cost $1,780,194,649) 1,767,868,218
Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
CORPORATE BONDS - 13.8%
Airlines - 0.0%
500 United Airlines Inc, 144A 4.625% 4/15/29 Ba1 475,475
Auto Components - 0.1%
500 Adient Global Holdings Ltd, 144A 4.875% 8/15/26 BB- 475,855
2,210 Adient US LLC, 144A 9.000% 4/15/25 BB+ 2,298,400
2,710 Total Auto Components 2,774,255
Automobiles - 0.7%
5,000 Ford Motor Credit Co LLC 5.584% 3/18/24 BB+ 5,142,650
10,000 Ford Motor Credit Co LLC 4.375% 8/06/23 BB+ 10,090,200
15,000 Total Automobiles 15,232,850

Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
Banks - 0.4%
$ 10,000 JPMorgan Chase & Co, (3-Month LIBOR reference rate +
3.320% spread)
4.287% 1/01/71 BBB+ $ 9,962,500
Chemicals - 0.1%
1,425 Rayonier AM Products Inc, 144A 7.625% 1/15/26 B+ 1,410,750
Commercial Services & Supplies - 1.1%
8,800 GFL Environmental Inc, 144A 5.125% 12/15/26 BB- 8,874,800
2,000 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.250% 4/15/24 BB- 2,047,680
2,250 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 B- 2,201,839
11,655 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.750% 4/15/26 BB- 11,890,139
24,705 Total Commercial Services & Supplies 25,014,458
Communications Equipment - 0.8%
13,024 Avaya Inc, 144A 6.125% 9/15/28 BB 12,843,878
3,500 Commscope Inc, 144A 6.000% 3/01/26 Ba3 3,540,565
1,000 Commscope Inc, 144A 8.250% 3/01/27 B3 972,500
17,524 Total Communications Equipment 17,356,943
Diversified Telecommunication Services - 0.5%
9,784 Frontier Communications Holdings LLC, 144A 5.875% 10/15/27 BB+ 9,718,447
2,500 Lumen Technologies Inc 6.750% 12/01/23 BB 2,595,900
12,284 Total Diversified Telecommunication Services 12,314,347
Electric Utilities - 0.0%
5,340 Bruce Mansfield Unit 1 2007 Pass Through Trust(6) 6.850% 6/01/34 N/R 6,675
496 Pacific Gas and Electric Co 3.150% 1/01/26 BBB- 478,254
497 Pacific Gas and Electric Co 4.500% 7/01/40 BBB- 452,215
6,333 Total Electric Utilities 937,144
Energy Equipment & Services - 0.1%
1,500 Weatherford International Ltd, 144A 8.625% 4/30/30 B- 1,523,025
Entertainment - 0.2%
2,000 AMC Entertainment Holdings Inc, (cash 10.000%, PIK
12.000%), 144A
10.000% 6/15/26 CCC- 1,796,290
2,000 Diamond Sports Group LLC / Diamond Sports Finance Co,
144A
6.625% 8/15/27 CCC- 411,900
1,955 Diamond Sports Group LLC / Diamond Sports Finance Co,
144A
5.375% 8/15/26 Caa3 757,563
1,250 Univision Communications Inc, 144A 9.500% 5/01/25 B+ 1,312,500
7,205 Total Entertainment 4,278,253
Equity Real Estate Investment Trusts (REITs) - 0.4%
3,000 RLJ Lodging Trust LP, 144A 3.750% 7/01/26 BB- 2,850,000
5,565 Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC,
144A
7.875% 2/15/25 BB+ 5,782,091
8,565 Total Equity Real Estate Investment Trusts (REITs) 8,632,091
Health Care Providers & Services - 2.9%
350 CHS/Community Health Systems Inc, 144A 8.000% 12/15/27 BB- 371,136
2,250 CHS/Community Health Systems Inc, 144A 6.000% 1/15/29 BB- 2,273,501
585 CHS/Community Health Systems Inc, 144A 8.000% 3/15/26 BB- 609,231
2,000 Global Medical Response Inc, 144A 6.500% 10/01/25 B 1,985,000
1,000 HCA Inc 5.000% 3/15/24 BBB- 1,036,562

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
Health Care Providers & Services (continued)
$ 4,901 HCA Inc 5.375% 2/01/25 Baa3 $ 5,099,491
7,000 HCA Inc 5.875% 5/01/23 Baa3 7,236,250
8,500 Legacy LifePoint Health LLC, 144A 6.750% 4/15/25 B1 8,782,455
9,086 Legacy LifePoint Health LLC, 144A 4.375% 2/15/27 B1 8,777,939
1,250 LifePoint Health Inc, 144A 5.375% 1/15/29 CCC+ 1,181,103
3,000 RegionalCare Hospital Partners Holdings Inc / LifePoint
Health Inc, 144A
9.750% 12/01/26 CCC+ 3,138,150
1,500 Team Health Holdings Inc, 144A 6.375% 2/01/25 CCC 1,346,250
5,412 Tenet Healthcare Corp 4.625% 7/15/24 BB- 5,435,272
500 Tenet Healthcare Corp, 144A 4.625% 6/15/28 BB- 490,625
2,500 Tenet Healthcare Corp, 144A 4.625% 9/01/24 BB- 2,517,113
500 Tenet Healthcare Corp, 144A 6.125% 10/01/28 B+ 508,125
8,250 Tenet Healthcare Corp, 144A 4.875% 1/01/26 BB- 8,322,187
6,000 Tenet Healthcare Corp 6.750% 6/15/23 B+ 6,248,880
64,584 Total Health Care Providers & Services 65,359,270
Hotels, Restaurants & Leisure - 1.0%
12,230 Caesars Entertainment Inc, 144A 6.250% 7/01/25 B1 12,626,741
5,500 Life Time Inc, 144A 5.750% 1/15/26 B 5,494,445
2,000 MGM Resorts International 6.000% 3/15/23 B+ 2,045,400
2,000 MGM Resorts International 6.750% 5/01/25 B+ 2,063,420
1,500 Scientific Games International Inc, 144A 8.625% 7/01/25 B- 1,576,875
23,230 Total Hotels, Restaurants & Leisure 23,806,881
Insurance - 0.0%
100 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
4.250% 10/15/27 B 96,187
Media - 2.1%
2,900 Clear Channel Outdoor Holdings Inc, 144A 7.750% 4/15/28 CCC 2,915,167
3,250 CSC Holdings LLC, 144A 5.500% 4/15/27 BB 3,221,562
12,000 CSC Holdings LLC 5.875% 9/15/22 B+ 12,090,000
2,000 DISH DBS Corp 5.000% 3/15/23 B 2,007,080
7,000 DISH DBS Corp, 144A 5.250% 12/01/26 Ba3 6,667,500
1,000 Houghton Mifflin Harcourt Publishers Inc, 144A 9.000% 2/15/25 B+ 1,045,000
1,502 iHeartCommunications Inc 8.375% 5/01/27 B- 1,552,864
4,005 iHeartCommunications Inc 6.375% 5/01/26 BB- 4,115,331
7,000 iHeartCommunications Inc, 144A 5.250% 8/15/27 BB- 6,921,250
250 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 BB+ 238,674
6,000 McGraw-Hill Education Inc, 144A 5.750% 8/01/28 BB+ 5,722,620
500 Outfront Media Capital LLC / Outfront Media Capital Corp,
144A
5.000% 8/15/27 B+ 488,790
47,407 Total Media 46,985,838
Oil, Gas & Consumable Fuels - 1.1%
2,000 Callon Petroleum Co, 144A 9.000% 4/01/25 BB- 2,120,000
2,000 Calumet Specialty Products Partners LP / Calumet Finance
Corp, 144A
8.125% 1/15/27 B- 1,860,000
972 Calumet Specialty Products Partners LP / Calumet Finance
Corp, 144A
9.250% 7/15/24 B+ 1,037,610
1,500 Citgo Holding Inc, 144A 9.250% 8/01/24 B+ 1,515,000
3,500 Citgo Petroleum Corp, 144A 7.000% 6/15/25 BB 3,521,875
3,000 EQM Midstream Partners LP 4.750% 7/15/23 BB 3,022,500
500 Gulfport Energy Corp, 144A 8.000% 5/17/26 BB- 514,345
1,000 Laredo Petroleum Inc 9.500% 1/15/25 B 1,042,655
4,000 Matador Resources Co 5.875% 9/15/26 BB- 4,073,200
2,000 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 BB- 1,967,380
250 NGL Energy Partners LP / NGL Energy Finance Corp 6.125% 3/01/25 CCC+ 217,518
250 NGL Energy Partners LP / NGL Energy Finance Corp 7.500% 11/01/23 CCC+ 239,375

Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
Oil, Gas & Consumable Fuels (continued)
$ 3,500 PBF Holding Co LLC / PBF Finance Corp, 144A 9.250% 5/15/25 BB $ 3,605,770
485 PBF Holding Co LLC / PBF Finance Corp 7.250% 6/15/25 B 439,948
24,957 Total Oil, Gas & Consumable Fuels 25,177,176
Pharmaceuticals - 1.0%
5,300 Bausch Health Cos Inc, 144A 6.125% 4/15/25 B 5,346,375
3,767 Bausch Health Cos Inc, 144A 9.000% 12/15/25 B 3,902,895
3,000 Elanco Animal Health Inc 5.772% 8/28/23 BB 3,097,500
4,000 Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A 5.875% 10/15/24 B- 3,770,000
3,250 Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A 9.500% 7/31/27 Caa2 2,851,875
2,981 Par Pharmaceutical Inc, 144A 7.500% 4/01/27 B- 2,781,720
22,298 Total Pharmaceuticals 21,750,365
Specialty Retail - 0.1%
2,200 PetSmart Inc / PetSmart Finance Corp, 144A 7.750% 2/15/29 CCC+ 2,271,500
Wireless Telecommunication Services - 1.2%
26,000 Sprint Corp 7.875% 9/15/23 BB+ 27,625,000
$ 318,527 Total Corporate Bonds (cost $319,344,752) 312,984,308
Shares Description (1) Value
EXCHANGE-TRADED FUNDS - 2.0%
1,062,052 Invesco Senior Loan ETF 23,120,872
514,048 SPDR Blackstone Senior Loan ETF 23,111,598
Total Exchange-Traded Funds (cost $47,007,699) 46,232,470
Shares Description (1) Value
COMMON STOCKS - 1.0%
Banks - 0.0%
28,137 iQor US Inc (8),(9) 196,959
Communications Equipment - 0.0%
24,672 Windstream Services PE LLC (8),(9) 407,088
Construction & Engineering - 0.0%
2,687 TNT Crane & Rigging Inc (8),(9) 42,320
4,761 TNT Crane & Rigging Inc (8),(9) 4,285
Total Construction & Engineering 46,605
Diversified Consumer Services - 0.0%
17,726 Cengage Learning Holdings II Inc (8),(9) 293,596
Diversified Telecommunication Services - 0.0%
18,781 Windstream Services PE LLC (8),(9) 292,289
Energy Equipment & Services - 0.5%
85,364 Fieldwood Energy LLC (8),(9) 11,524,140
76,990 Transocean Ltd (9) 351,844
5,884 Vantage Drilling International (8),(9) 62,765
Total Energy Equipment & Services 11,938,749
Health Care Providers & Services - 0.0%
61,430 Millennium Health LLC (7),(9) 61
57,666 Millennium Health LLC (7),(9) 58
Total Health Care Providers & Services 119

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

Shares Description (1) Value
Hotels, Restaurants & Leisure - 0.0%
159,883 24 Hour Fitness Worldwide Inc (8),(9) $ 66,831
76,044 24 Hour Fitness Worldwide Inc (8) 152,088
Total Hotels, Restaurants & Leisure 218,919
Independent Power and Renewable Electricity Producers - 0.3%
115,290 Energy Harbor Corp (8),(9),(10) 6,989,456
Internet & Direct Marketing Retail - 0.0%
7,503 Catalina Marketing Corp (8),(9) 2,251
Marine - 0.0%
1,018 ACBL HLDG CORP (8),(9) 22,735
Media - 0.0%
7 Cumulus Media Inc, Class A (9) 69
Multiline Retail - 0.0%
99 Belk Inc (8),(9) 1,188
Oil, Gas & Consumable Fuels - 0.1%
8,735 California Resources Corp 390,717
3,891 Whiting Petroleum Corp 317,155
Total Oil, Gas & Consumable Fuels 707,872
Professional Services - 0.1%
109,621 Skillsoft Corp (9) 662,111
Total Common Stocks (cost $22,661,759) 21,780,006
Shares Description (1) Value
WARRANTS - 0.4%
Energy Equipment & Services - 0.4%
55,057 Fieldwood Energy LLC (8) 7,432,695
55,290 Fieldwood Energy LLC (8) 442,320
28,708 Fieldwood Energy LLC (8) 315,788
Total Energy Equipment & Services 8,190,803
Entertainment - 0.0%
90,106 Cineworld Warrant (8) 10,362
Industrial Conglomerates - 0.0%
21,203 American Commercial Barge Line LLC (8) 7,421
Marine - 0.0%
3,984 ACBL HLDG CORP (8) 92,297
3,029 ACBL HLDG CORP (8) 160,537
1,071 ACBL HLDG CORP (8) 23,919
27,888 American Commercial Barge Line LLC (8) 6,972
Total Marine 283,725
Oil, Gas & Consumable Fuels - 0.0%
500 California Resources Corp 7,195
Software - 0.0%
16,108 Avaya Holdings Corp (8) 4,027

Shares Description (1) Value
Wireless Telecommunication Services - 0.0%
4 Intelsat Emergence SA (8) $ 9
Total Warrants (cost $2,532,885) 8,503,542
Shares Description (1) Coupon Ratings (4) Value
CONVERTIBLE PREFERRED SECURITIES - 0.0%
Communications Equipment - 0.0%
28,482 riverbed technology inc (8) 0.000% N/R 279,122
Marine - 0.0%
4,313 ACBL HLDG CORP (8) 0.000% N/R 230,745
3,789 ACBL HLDG CORP (8) 0.000% N/R 87,780
Total Marine 318,525
Total Convertible Preferred Securities (cost $822,217) 597,647
Total Long-Term Investments (cost $2,172,563,961) 2,157,966,191
Shares Description (1) Coupon Value
SHORT-TERM INVESTMENTS -  17.9%
INVESTMENT COMPANIES - 17.9%
403,294,619 BlackRock Liquidity Funds T-Fund 10.000% 403,294,619
Total Short-Term Investments (cost $403,294,619) 403,294,619
Total Investments (cost $ 2,575,858,580 ) - 113 .4% 2,561,260,810
Other Assets Less Liabilities - (13.4)% (302,412,559)
Net Assets - 100% $ 2,258,848,251
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”)rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8) For fair value measurement disclosure purposes, investment classified as Level 2.
(9) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10) Common Stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1 2007 Pass-Through Trust.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1 Portion of investment purchased on a delayed delivery basis.
ETF Exchange-Traded Fund
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
SPDR Standard & Poor's Depositary Receipt
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements

Nuveen High Yield Income Fund
Portfolio of Investments March 31, 2022
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 94.0%
CORPORATE BONDS - 79.2%
Aerospace & Defense - 0.4%
$ 2,250 Rolls-Royce PLC, 144A 5.750% 10/15/27 BB- $ 2,309,400
Air Freight & Logistics - 0.4%
2,475 Cargo Aircraft Management Inc, 144A 4.750% 2/01/28 BB 2,415,798
Airlines - 1.0%
1,850 American Airlines Inc/AAdvantage Loyalty IP Ltd, 144A 5.750% 4/20/29 Ba2 1,843,062
1,850 American Airlines Inc/AAdvantage Loyalty IP Ltd, 144A 5.500% 4/20/26 Ba2 1,863,875
1,250 United Airlines Inc, 144A 4.625% 4/15/29 Ba1 1,188,688
675 United Airlines Inc, 144A 4.375% 4/15/26 Ba1 663,981
5,625 Total Airlines 5,559,606
Auto Components - 1.1%
2,000 Adient Global Holdings Ltd, 144A 4.875% 8/15/26 BB- 1,903,420
1,850 Goodyear Tire & Rubber Co/The, 144A(3) 5.000% 7/15/29 BB- 1,723,386
2,730 Goodyear Tire & Rubber Co/The, 144A 5.250% 7/15/31 BB- 2,524,431
6,580 Total Auto Components 6,151,237
Automobiles - 2.7%
2,300 Ford Motor Credit Co LLC 5.113% 5/03/29 BB+ 2,313,639
2,610 Ford Motor Credit Co LLC 4.950% 5/28/27 BB+ 2,653,848
3,000 Ford Motor Credit Co LLC 3.375% 11/13/25 BB+ 2,932,335
8,000 Ford Motor Credit Co LLC 2.300% 2/10/25 BB+ 7,593,740
15,910 Total Automobiles 15,493,562
Beverages - 0.8%
5,175 Primo Water Holdings Inc, 144A 4.375% 4/30/29 B1 4,683,893
Capital Markets - 2.0%
2,625 Compass Group Diversified Holdings LLC, 144A 5.250% 4/15/29 B+ 2,467,500
3,000 Hunt Cos Inc, 144A 5.250% 4/15/29 BB- 2,857,950
4,625 Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/01/29 BB 4,243,437
2,265 NFP Corp, 144A 6.875% 8/15/28 CCC+ 2,163,075
12,515 Total Capital Markets 11,731,962
Chemicals - 3.8%
3,320 ASP Unifrax Holdings Inc, 144A 5.250% 9/30/28 BB 3,084,064
5,105 Consolidated Energy Finance SA, 144A 5.625% 10/15/28 B+ 4,722,125
3,930 EverArc Escrow Sarl, 144A 5.000% 10/30/29 BB- 3,591,037
1,800 OCI NV, 144A 4.625% 10/15/25 BB+ 1,813,500
1,850 Olympus Water US Holding Corp, 144A 4.250% 10/01/28 B2 1,680,142
2,470 Rayonier AM Products Inc, 144A 7.625% 1/15/26 B+ 2,445,300
3,200 Tronox Inc, 144A 4.625% 3/15/29 BB- 2,996,000
2,005 WR Grace Holdings LLC, 144A 5.625% 8/15/29 B+ 1,874,876
23,680 Total Chemicals 22,207,044
Commercial Services & Supplies - 5.1%
3,245 ADT Security Corp/The, 144A 4.125% 8/01/29 BB- 3,013,794
5,000 Allied Universal Holdco LLC/Allied Universal Finance Corp/
Atlas Luxco 4 Sarl, 144A
4.625% 6/01/28 B 4,724,500
1,250 Covanta Holding Corp, 144A 4.875% 12/01/29 B1 1,193,375
3,000 Garda World Security Corp, 144A 4.625% 2/15/27 BB+ 2,875,350

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Commercial Services & Supplies (continued)
$ 3,425 GFL Environmental Inc, 144A 4.750% 6/15/29 B- $ 3,258,031
2,800 Pitney Bowes Inc, 144A(3) 6.875% 3/15/27 B2 2,648,296
3,225 Pitney Bowes Inc, 144A(3) 7.250% 3/15/29 BB 3,042,046
3,750 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.750% 4/15/26 BB- 3,825,656
5,225 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 B- 5,113,159
30,920 Total Commercial Services & Supplies 29,694,207
Communications Equipment - 1.2%
2,150 Avaya Inc, 144A 6.125% 9/15/28 BB 2,120,266
2,000 Ciena Corp, 144A 4.000% 1/31/30 Ba1 1,925,000
1,350 Commscope Inc, 144A 6.000% 3/01/26 Ba3 1,365,646
1,800 Viasat Inc, 144A 5.625% 4/15/27 BB+ 1,773,000
7,300 Total Communications Equipment 7,183,912
Consumer Finance - 1.7%
1,975 Navient Corp 5.500% 3/15/29 Ba3 1,839,219
3,000 Navient Corp 4.875% 3/15/28 Ba3 2,758,972
2,040 OneMain Finance Corp 3.500% 1/15/27 BB 1,887,000
2,850 OneMain Finance Corp 4.000% 9/15/30 BB 2,515,125
1,250 OneMain Finance Corp 5.375% 11/15/29 BB 1,214,463
11,115 Total Consumer Finance 10,214,779
Containers & Packaging - 0.6%
725 Clydesdale Acquisition Holdings Inc, (WI/DD), 144A 6.625% 4/15/29 N/R 733,156
3,000 LABL Inc, 144A 5.875% 11/01/28 B2 2,812,500
3,725 Total Containers & Packaging 3,545,656
Diversified Telecommunication Services - 3.3%
4,975 Altice France SA/France, 144A 5.125% 7/15/29 B 4,458,844
4,500 Cablevision Lightpath LLC, 144A 3.875% 9/15/27 B+ 4,207,500
1,600 Frontier Communications Holdings LLC, 144A 5.875% 10/15/27 BB+ 1,589,280
2,500 Frontier Communications Holdings LLC, 144A(3) 6.000% 1/15/30 BB- 2,312,500
2,770 Iliad Holding SASU, 144A 6.500% 10/15/26 BB- 2,777,479
3,110 Iliad Holding SASU, 144A 7.000% 10/15/28 BB- 3,114,603
700 Virgin Media Finance PLC, 144A 5.000% 7/15/30 B 661,146
20,155 Total Diversified Telecommunication Services 19,121,352
Electric Utilities - 0.6%
1,800 Bruce Mansfield Unit 1 2007 Pass Through Trust(4) 6.850% 6/01/34 N/R 2,250
1,800 TerraForm Power Operating LLC, 144A 4.750% 1/15/30 BB- 1,755,540
2,000 Vistra Operations Co LLC, 144A 5.000% 7/31/27 BB+ 1,967,620
5,600 Total Electric Utilities 3,725,410

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Electronic Equipment, Instruments & Components - 1.4%
$ 8,250 Imola Merger Corp, 144A 4.750% 5/15/29 BB+ $ 7,944,420
Energy Equipment & Services - 0.7%
3,950 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.250% 4/01/28 B+ 3,893,080
Entertainment - 0.7%
4,500 Univision Communications Inc, 144A 4.500% 5/01/29 B+ 4,283,483
Equity Real Estate Investment Trusts (REITs) - 1.1%
2,000 Iron Mountain Inc, 144A 4.875% 9/15/27 BB- 1,977,500
1,815 Iron Mountain Information Management Services Inc, 144A 5.000% 7/15/32 BB- 1,701,563
1,755 RLJ Lodging Trust LP, 144A 4.000% 9/15/29 BB- 1,623,129
1,090 RLJ Lodging Trust LP, 144A 3.750% 7/01/26 BB- 1,035,500
6,660 Total Equity Real Estate Investment Trusts (REITs) 6,337,692
Food & Staples Retailing - 0.4%
2,500 Performance Food Group Inc, 144A 4.250% 8/01/29 B+ 2,278,125
Food Products - 0.4%
1,000 Chobani LLC / Chobani Finance Corp Inc, 144A 4.625% 11/15/28 B1 922,500
1,575 Post Holdings Inc, 144A 4.625% 4/15/30 B+ 1,418,209
2,575 Total Food Products 2,340,709
Gas Utilities - 0.8%
2,425 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.375% 4/01/26 B- 2,289,830
2,650 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 B- 2,445,871
5,075 Total Gas Utilities 4,735,701
Health Care Equipment & Supplies - 0.9%
2,735 Embecta Corp, 144A 5.000% 2/15/30 Ba3 2,579,666
1,500 Mozart Debt Merger Sub Inc, 144A 5.250% 10/01/29 B- 1,394,505
1,500 Mozart Debt Merger Sub Inc, 144A 3.875% 4/01/29 BB- 1,387,500
5,735 Total Health Care Equipment & Supplies 5,361,671
Health Care Providers & Services - 4.9%
1,400 AdaptHealth LLC, 144A 5.125% 3/01/30 B1 1,300,250
4,000 CHS/Community Health Systems Inc, 144A(3) 6.875% 4/15/29 CCC 3,930,000
1,750 Global Medical Response Inc, 144A 6.500% 10/01/25 B 1,736,875
4,189 Legacy LifePoint Health LLC, 144A 4.375% 2/15/27 B1 4,046,972
3,075 LifePoint Health Inc, 144A 5.375% 1/15/29 CCC+ 2,905,514
1,425 Owens & Minor Inc, 144A 6.625% 4/01/30 BB- 1,466,339
4,000 Team Health Holdings Inc, 144A 6.375% 2/01/25 CCC 3,590,000
2,000 Tenet Healthcare Corp, 144A 6.125% 10/01/28 B+ 2,032,500
3,600 Tenet Healthcare Corp, 144A 4.375% 1/15/30 BB- 3,455,748
4,500 Tenet Healthcare Corp, 144A 4.625% 6/15/28 BB- 4,415,625
29,939 Total Health Care Providers & Services 28,879,823
Hotels, Restaurants & Leisure - 2.9%
3,050 CDI Escrow Issuer Inc, 144A 5.750% 4/01/30 B+ 3,080,500
1,840 Constellation Merger Sub Inc, 144A 8.500% 9/15/25 CCC- 1,725,000
2,300 Fertitta Entertainment LLC / Fertitta Entertainment Finance
Co Inc, 144A
4.625% 1/15/29 B 2,179,250
855 Fertitta Entertainment LLC / Fertitta Entertainment Finance
Co Inc, 144A
6.750% 7/15/30 CCC+ 786,574
2,485 Hilton Grand Vacations Borrower Escrow LLC / Hilton
Grand Vacations Borrower Esc, 144A
5.000% 6/01/29 BB- 2,371,423

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Hotels, Restaurants & Leisure (continued)
$ 1,320 International Game Technology PLC, 144A 5.250% 1/15/29 BB+ $ 1,316,700
1,500 Life Time Inc, 144A 5.750% 1/15/26 B 1,498,485
3,960 Yum! Brands Inc, (WI/DD) 5.375% 4/01/32 BB 3,968,950
17,310 Total Hotels, Restaurants & Leisure 16,926,882
Independent Power Producers & Energy Traders - 0.8%
1,850 Clearway Energy Operating LLC, 144A 4.750% 3/15/28 BB 1,858,010
2,600 TerraForm Power Operating LLC, 144A 5.000% 1/31/28 BB- 2,588,950
4,450 Total Independent Power Producers & Energy Traders 4,446,960
Insurance - 1.7%
3,700 Acrisure LLC / Acrisure Finance Inc, 144A 4.250% 2/15/29 B 3,361,154
2,920 BroadStreet Partners Inc, 144A 5.875% 4/15/29 CCC+ 2,722,900
4,000 Ryan Specialty Group LLC, 144A 4.375% 2/01/30 BB- 3,780,000
10,620 Total Insurance 9,864,054
IT Services - 1.3%
2,895 Ahead DB Holdings LLC, 144A 6.625% 5/01/28 CCC+ 2,586,451
1,500 CA Magnum Holdings, 144A 5.375% 10/31/26 BB- 1,477,500
2,100 MPH Acquisition Holdings LLC, 144A 5.500% 9/01/28 Ba3 2,013,091
1,425 Presidio Holdings Inc, 144A 8.250% 2/01/28 CCC+ 1,453,500
7,920 Total IT Services 7,530,542
Machinery - 0.9%
1,800 Allison Transmission Inc, 144A 5.875% 6/01/29 Ba2 1,835,046
3,425 WASH Multifamily Acquisition Inc, 144A 5.750% 4/15/26 B- 3,433,562
5,225 Total Machinery 5,268,608
Media - 7.6%
2,025 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.500% 8/15/30 BB+ 1,900,042
5,650 CCO Holdings LLC / CCO Holdings Capital Corp 4.500% 5/01/32 BB+ 5,168,055
4,000 CSC Holdings LLC, 144A 4.125% 12/01/30 BB 3,507,460
2,000 Directv Financing LLC / Directv Financing Co-Obligor Inc,
144A
5.875% 8/15/27 BBB- 1,967,500
2,750 DISH DBS Corp 7.375% 7/01/28 B 2,605,625
2,740 DISH DBS Corp, 144A 5.750% 12/01/28 Ba3 2,592,725
2,970 DISH DBS Corp, 144A 5.250% 12/01/26 Ba3 2,828,925
3,095 Gray Escrow Inc, 144A 5.375% 11/15/31 BB- 2,959,486
1,800 Houghton Mifflin Harcourt Publishers Inc, 144A 9.000% 2/15/25 B+ 1,881,000
2,420 iHeartCommunications Inc, 144A 4.750% 1/15/28 BB- 2,311,100
904 iHeartCommunications Inc 6.375% 5/01/26 BB- 929,310
3,400 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 BB+ 3,245,963
1,150 News Corp, 144A 5.125% 2/15/32 BB+ 1,156,118
5,120 Sirius XM Radio Inc, 144A 4.000% 7/15/28 BB 4,864,000
1,800 UPC Broadband Finco BV, 144A 4.875% 7/15/31 BB+ 1,689,966
5,200 VZ Secured Financing BV, 144A 5.000% 1/15/32 BB 4,862,000
47,024 Total Media 44,469,275
Metals & Mining - 2.7%
2,275 Commercial Metals Co 4.125% 1/15/30 BB+ 2,124,281
2,750 Constellium SE, 144A(3) 3.750% 4/15/29 B 2,468,125
2,000 First Quantum Minerals Ltd, 144A 6.875% 3/01/26 B+ 2,055,700
4,300 First Quantum Minerals Ltd, 144A 6.875% 10/15/27 B+ 4,504,250
2,000 Novelis Corp, 144A 4.750% 1/30/30 BB 1,941,730
3,145 SunCoke Energy Inc, 144A 4.875% 6/30/29 BB 2,965,012
16,470 Total Metals & Mining 16,059,098

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
$ 1,550 Blackstone Mortgage Trust Inc, 144A 3.750% 1/15/27 Ba2 $ 1,441,500
750 Starwood Property Trust Inc, 144A 3.750% 12/31/24 BB+ 727,500
2,300 Total Mortgage Real Estate Investment Trusts (REITs) 2,169,000
Oil, Gas & Consumable Fuels - 13.3%
1,700 Antero Midstream Partners LP / Antero Midstream Finance
Corp, 144A
7.875% 5/15/26 BB 1,839,604
1,835 Antero Midstream Partners LP / Antero Midstream Finance
Corp, 144A
5.375% 6/15/29 BB 1,833,128
1,203 Antero Resources Corp, 144A 8.375% 7/15/26 BB+ 1,326,307
2,000 Apache Corp 5.100% 9/01/40 BB+ 2,015,000
935 Ascent Resources Utica Holdings LLC / ARU Finance Corp,
144A
7.000% 11/01/26 B 958,833
2,750 Buckeye Partners LP, 144A 4.500% 3/01/28 BB 2,634,390
4,125 Callon Petroleum Co 6.125% 10/01/24 B 4,104,375
1,710 Calumet Specialty Products Partners LP / Calumet Finance
Corp, 144A
8.125% 1/15/27 B- 1,590,300
1,530 CNX Midstream Partners LP, 144A 4.750% 4/15/30 BB 1,432,799
925 Crestwood Midstream Partners LP / Crestwood Midstream
Finance Corp, 144A
5.625% 5/01/27 BB- 916,527
4,050 Crestwood Midstream Partners LP / Crestwood Midstream
Finance Corp, 144A
6.000% 2/01/29 BB- 4,034,812
2,000 DT Midstream Inc, 144A 4.125% 6/15/29 BB+ 1,917,610
1,900 Energean Israel Finance Ltd, 144A 4.500% 3/30/24 BB- 1,880,019
2,900 Energean Israel Finance Ltd, 144A 5.875% 3/30/31 BB- 2,766,357
3,100 EnLink Midstream LLC, 144A 5.625% 1/15/28 BB+ 3,162,000
1,840 EQM Midstream Partners LP, 144A 6.500% 7/01/27 BB 1,921,954
3,075 EQM Midstream Partners LP, 144A 4.750% 1/15/31 BB 2,875,125
1,625 Genesis Energy LP / Genesis Energy Finance Corp 8.000% 1/15/27 B 1,671,646
1,130 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 6.000% 2/01/31 BB 1,132,825
575 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 5.750% 2/01/29 BB 575,345
3,650 Laredo Petroleum Inc 9.500% 1/15/25 B 3,805,691
2,750 Matador Resources Co 5.875% 9/15/26 BB- 2,800,325
1,975 MEG Energy Corp, 144A 5.875% 2/01/29 BB- 2,002,156
1,850 Murphy Oil Corp 7.050% 5/01/29 BB+ 1,956,375
1,850 Murphy Oil Corp 6.375% 7/15/28 BB+ 1,924,000
3,615 New Fortress Energy Inc, 144A 6.500% 9/30/26 BB- 3,581,634
3,800 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 BB- 3,738,022
1,150 NuStar Logistics LP 6.375% 10/01/30 BB- 1,165,571
1,500 Occidental Petroleum Corp 8.875% 7/15/30 BB+ 1,923,750
2,150 Occidental Petroleum Corp 6.450% 9/15/36 BB+ 2,525,573
1,625 Occidental Petroleum Corp 4.200% 3/15/48 BB+ 1,519,375
3,150 Parkland Corp/Canada, 144A 4.625% 5/01/30 BB 2,929,500
1,835 Range Resources Corp, 144A(3) 4.750% 2/15/30 BB- 1,822,485
620 SM Energy Co 6.500% 7/15/28 BB- 639,797
1,400 SM Energy Co 5.625% 6/01/25 BB- 1,398,250
1,850 Southwestern Energy Co 5.375% 3/15/30 BB+ 1,879,988
1,500 Sunoco LP / Sunoco Finance Corp 4.500% 5/15/29 BB 1,415,153
77,178 Total Oil, Gas & Consumable Fuels 77,616,601
Personal Products - 1.0%
4,050 HFC Prestige Products Inc/HFC Prestige International US
LLC, 144A
4.750% 1/15/29 B+ 3,779,116
2,350 Kronos Acquisition Holdings Inc / KIK Custom Products Inc,
144A(3)
7.000% 12/31/27 CCC 1,985,750
6,400 Total Personal Products 5,764,866

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Pharmaceuticals - 2.9%
$ 2,750 Bausch Health Cos Inc, 144A 5.000% 1/30/28 B $ 2,264,817
1,600 Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A(3) 9.500% 7/31/27 Caa2 1,404,000
2,350 Endo Luxembourg Finance Co I Sarl / Endo US Inc, 144A 6.125% 4/01/29 B- 2,144,375
3,000 ORGANON & CO/ORG, 144A 4.125% 4/30/28 BB 2,858,115
3,750 ORGANON & CO/ORG, 144A 5.125% 4/30/31 BB- 3,618,750
2,300 Par Pharmaceutical Inc, 144A 7.500% 4/01/27 B- 2,146,245
2,600 Teva Pharmaceutical Finance Netherlands III BV 4.750% 5/09/27 Ba2 2,495,870
18,350 Total Pharmaceuticals 16,932,172
Real Estate Management & Development - 1.5%
900 Cushman & Wakefield US Borrower LLC, 144A 6.750% 5/15/28 BB- 940,500
1,675 Kennedy-Wilson Inc 4.750% 3/01/29 BB 1,614,918
1,750 Kennedy-Wilson Inc 5.000% 3/01/31 BB 1,680,000
5,000 Realogy Group LLC / Realogy Co-Issuer Corp, 144A 5.250% 4/15/30 B+ 4,600,000
9,325 Total Real Estate Management & Development 8,835,418
Road & Rail - 0.2%
1,335 First Student Bidco Inc / First Transit Parent Inc, 144A 4.000% 7/31/29 BB+ 1,244,914
Software - 0.3%
1,875 Rocket Software Inc, 144A 6.500% 2/15/29 CCC 1,701,563
Specialty Retail - 2.1%
1,850 Asbury Automotive Group Inc, 144A 5.000% 2/15/32 BB 1,719,649
1,590 LCM Investments Holdings II LLC, 144A 4.875% 5/01/29 BB- 1,501,723
1,875 Michaels Cos Inc/The, 144A 7.875% 5/01/29 B3 1,605,469
2,575 Michaels Cos Inc/The, 144A 5.250% 5/01/28 Ba3 2,364,107
5,975 Staples Inc, 144A 10.750% 4/15/27 CCC+ 5,317,750
13,865 Total Specialty Retail 12,508,698
Textiles, Apparel & Luxury Good - 0.3%
1,850 Crocs Inc, 144A 4.250% 3/15/29 B 1,637,250
Textiles, Apparel & Luxury Goods - 0.4%
2,490 Wolverine World Wide Inc, 144A 4.000% 8/15/29 Ba2 2,209,875
Thrifts & Mortgage Finance - 0.5%
2,000 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc, 144A 3.625% 3/01/29 BB+ 1,827,700
1,000 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc, 144A 2.875% 10/15/26 BB+ 918,145
3,000 Total Thrifts & Mortgage Finance 2,745,845
Trading Companies & Distributors - 2.1%
2,965 Albion Financing 1 SARL / Aggreko Holdings Inc, 144A 6.125% 10/15/26 BB+ 2,861,225
4,000 Albion Financing 2SARL, 144A(3) 8.750% 4/15/27 BB- 3,850,800
3,325 NESCO Holdings II Inc, 144A 5.500% 4/15/29 B 3,266,812
2,000 WESCO Distribution Inc, 144A 7.250% 6/15/28 BB 2,124,270
12,290 Total Trading Companies & Distributors 12,103,107
Wireless Telecommunication Services - 0.3%
1,935 Vmed O2 UK Financing I PLC, 144A 4.750% 7/15/31 BB+ 1,823,738
$ 483,421 Total Corporate Bonds (cost $481,529,740) 461,950,988

Principal
Amount (000) Description (1) Coupon (5)
Reference
Rate (5) Spread (5) Maturity (6) Ratings (2) Value
VARIABLE RATE SENIOR LOAN INTERESTS - 12.4% (5)
Airlines - 0.3%
$ 1,850 Air Canada, Term Loan B 4.250% 3-Month LIBOR 3.500% 8/11/28 Ba2 $ 1,834,580
Beverages - 0.3%
1,666 Triton Water Holdings, Inc,
Term Loan
4.506% 3-Month LIBOR 3.500% 3/31/28 B1 1,628,602
Capital Markets - 0.6%
3,646 Astra Acquisition Corp., Term
Loan, First Lien
5.750% 1-Month LIBOR 5.250% 10/22/28 BB- 3,547,880
Commercial Services & Supplies - 0.6%
4,030 Intrado Corporation, Term Loan 5.000% 3-Month LIBOR 4.000% 10/10/24 B2 3,695,122
Diversified Consumer Services - 0.7%
4,232 Spin Holdco Inc., Term Loan 4.750% 3-Month LIBOR 4.000% 3/04/28 B- 4,207,259
Food Products - 0.4%
2,339 H Food Holdings LLC, Term
Loan B
4.145% 1-Month LIBOR 3.688% 5/31/25 B2 2,260,116
Health Care Providers & Services - 1.2%
5,005 Surgery Center Holdings, Inc.,
Term Loan
4.500% 1-Month LIBOR 3.750% 8/31/26 B1 4,974,355
2,005 US Radiology Specialists, Inc.,
Term Loan
6.313% 3-Month LIBOR 5.250% 12/15/27 B- 2,001,240
7,010 Total Health Care Providers & Services 6,975,595
Hotels, Restaurants & Leisure - 1.0%
379 24 Hour Fitness Worldwide,
Inc., Exit Term Loan, (cash
0.220%, PIK 5.000%)
5.983% 3-Month LIBOR 5.000% 12/29/25 CCC- 193,787
138 24 Hour Fitness Worldwide,
Inc., Exit Term Loan
15.000% 3-Month LIBOR 14.000% 9/29/26 Caa3 133,210
2,764 ClubCorp Holdings, Inc., Term
Loan B
3.756% 3-Month LIBOR 2.750% 9/18/24 B- 2,631,830
2,351 IRB Holding Corp, Term Loan B 3.750% 1-Week LIBOR 3.000% 12/15/27 B+ 2,340,963
597 Life Time Fitness Inc , Term
Loan B
5.750% 3-Month LIBOR 4.750% 12/15/24 B 595,910
6,229 Total Hotels, Restaurants & Leisure 5,895,700
Interactive Media & Services - 0.3%
15 Arches Buyer Inc., Term Loan B 3.750% 1-Month LIBOR 3.250% 12/06/27 B1 14,799
1,831 Getty Images, Inc., Term Loan B 5.063% 3-Month LIBOR 4.500% 2/19/26 B2 1,823,241
1,846 Total Interactive Media & Services 1,838,040
IT Services - 0.1%
348 iQor US Inc., Exit Term Loan 8.500% 1-Month LIBOR 7.500% 9/15/27 B1 349,066
Media - 0.7%
3,748 DirecTV Financing, LLC, Term
Loan
5.750% 1-Month LIBOR 5.000% 8/02/27 BBB- 3,749,106
3,748 Total Media 3,749,106

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon (5)
Reference
Rate (5) Spread (5) Maturity (6) Ratings (2) Value
Oil, Gas & Consumable Fuels - 0.2%
$ 1,266 QuarterNorth Energy Holding
Inc., Exit Term Loan, Second
Lien
9.000% 3-Month LIBOR 8.000% 8/27/26 B $ 1,276,182
Paper & Forest Products - 0.5%
2,742 Sylvamo Corporation, Term
Loan B
5.000% 1-Month LIBOR 4.500% 9/13/28 BB+ 2,683,950
Personal Products - 0.9%
7,214 Revlon Consumer Products
Corporation, Term Loan B(7)
4.250% 3-Month LIBOR 3.500% 9/07/23 CC 5,480,044
Pharmaceuticals - 1.3%
4,286 Bausch Health Companies Inc.,
Term Loan B, (DD1)
3.207% 1-Month LIBOR 5.250% 1/27/27 BB 4,251,235
3,414 Jazz Financing Lux S.a.r.l., Term
Loan
4.000% 1-Month LIBOR 3.500% 5/05/28 BB+ 3,405,837
7,700 Total Pharmaceuticals 7,657,072
Professional Services - 0.4%
2,163 Verscend Holding Corp., Term
Loan B
4.457% 1-Month LIBOR 4.000% 8/27/25 BB- 2,160,082
Semiconductors & Semiconductor Equipment - 0.2%
2,322 Bright Bidco B.V., Term Loan B,
(DD1)
4.774% 6-Month LIBOR 3.500% 6/30/24 CCC 1,405,957
Software - 2.3%
3,157 Finastra USA Inc 4.500% 3-Month LIBOR 3.500% 6/13/24 BB- 3,122,002
961 iQor US Inc., Second Out Term
Loan
8.500% 1-Month LIBOR 7.500% 11/19/25 CCC+ 821,515
2,750 Magenta Buyer LLC, Term Loan,
First Lien
5.750% 3-Month LIBOR 5.000% 7/27/28 BB- 2,733,500
2,300 McAfee, LLC, Term Loan B 4.500% SOFR90A 4.000% 2/03/29 BB+ 2,287,063
2,871 Polaris Newco LLC, Term Loan
B
4.500% 1-Month LIBOR 4.000% 6/04/28 B2 2,853,710
1,293 Rocket Software, Inc., Term
Loan B
4.750% 1-Month LIBOR 4.250% 11/28/25 B2 1,278,932
13,332 Total Software 13,096,722
Specialty Retail - 0.4%
2,565 PECF USS Intermediate
Holding III Corporation, Term
Loan B
4.750% 1-Month LIBOR 4.250% 11/04/28 B2 2,545,120
$ 76,248 Total Variable Rate Senior Loan Interests (cost $73,422,764) 72,286,195
Shares Description (1) Value
COMMON STOCKS - 1.1%
Banks - 0.0%
32,423 iQor US Inc (8),(9) 226,961
Energy Equipment & Services - 0.5%
23,016 Fieldwood Energy LLC (8),(9) 3,107,160

Shares Description (1) Value
Hotels, Restaurants & Leisure - 0.1%
86,730 24 Hour Fitness Worldwide Inc (8) $ 173,460
182,331 24 Hour Fitness Worldwide Inc (8),(9) 76,214
Total Hotels, Restaurants & Leisure 249,674
Independent Power and Renewable Electricity Producers - 0.4%
38,861 Energy Harbor Corp (8),(9) 2,355,948
Internet & Direct Marketing Retail - 0.0%
652 Catalina Marketing Corp (8),(9) 196
Media - 0.0%
9,292 Tribune Co, Class C (8),(9) 93
Professional Services - 0.1%
117,284 Skillsoft Corp (9) 708,395
Total Common Stocks (cost $7,677,401) 6,648,427
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 0.9%
Electric Utilities - 0.5%
$ 2,725 Edison International 5.375% N/A (10) BB+ 2,628,944
Total Electric Utilities 2,628,944
Oil, Gas & Consumable Fuels - 0.4%
2,600 Energy Transfer LP 6.500% N/A (10) BB 2,555,280
Total Oil, Gas & Consumable Fuels 2,555,280
Total $1,000 Par (or similar) Institutional Preferred (cost $5,325,000) 5,184,224
Shares Description (1) Value
WARRANTS - 0.4%
Energy Equipment & Services - 0.4%
13,860 Fieldwood Energy LLC (8) 1,871,100
36,435 Fieldwood Energy LLC (8) 291,480
18,918 Fieldwood Energy LLC (8) 208,098
Total Energy Equipment & Services 2,370,678
Software - 0.0%
45,063 Avaya Holdings Corp (8) 11,266
Total Warrants (cost $5,005,088) 2,381,944
Total Long-Term Investments (cost $572,959,993) 548,451,778
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -     3.9%
MONEY MARKET FUNDS - 3.9%
22,919,983 State Street Navigator Securities Lending Government
Money Market Portfolio (11)
0.290%(12) $ 22,919,983
Total Investments Purchased with Collateral from Securities Lending (cost $22,919,983) 22,919,983

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

Shares Description (1) Coupon Value
SHORT-TERM INVESTMENTS -  6.6%
INVESTMENT COMPANIES - 6.6%
38,289,618 BlackRock Liquidity Funds T-Fund 10.000% $ 38,289,618
Total Short-Term Investments (cost $38,289,618) 38,289,618
Total Investments (cost $ 634,169,594 ) - 104 .5% 609,661,379
Other Assets Less Liabilities - (4.5)% (26,266,537)
Net Assets - 100% $ 583,394,842
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”)rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $20,580,318.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(6) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(7) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8) For fair value measurement disclosure purposes, investment classified as Level 2.
(9) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10) Perpetual security. Maturity date is not applicable.
(11) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(12) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1 Portion of investment purchased on a delayed delivery basis.
LIBOR London Inter-Bank Offered Rate
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SOFR
90A 90 Day Average Secured Overnight Financing Rate
WI/DD Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements

Nuveen Preferred Securities and Income Fund
Portfolio of Investments March 31, 2022
(Unaudited)
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 98.0%
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 48.1%
Automobiles - 1.5%
$ 23,815 General Motors Financial Co Inc 5.700% N/A (3) BB+ $ 24,950,975
55,368 General Motors Financial Co Inc(4) 5.750% N/A (3) BB+ 55,229,580
Total Automobiles 80,180,555
Banks - 17.5%
16,626 Bank of America Corp(4) 6.500% N/A (3) BBB+ 17,374,170
10,750 Bank of America Corp 6.100% N/A (3) BBB+ 11,212,841
23,600 Bank of America Corp 6.250% N/A (3) BBB+ 24,395,321
21,745 Bank of America Corp 4.375% N/A (3) BBB+ 20,435,951
25,206 Bank of America Corp(4) 6.300% N/A (3) BBB+ 26,805,321
12,595 Citigroup Inc 6.250% N/A (3) BBB- 13,151,699
14,505 Citigroup Inc 4.150% N/A (3) BBB- 13,589,372
36,431 Citigroup Inc 5.000% N/A (3) BBB- 36,066,690
52,287 Citigroup Inc 5.950% N/A (3) BBB- 53,296,139
46,869 Citigroup Inc 6.300% N/A (3) BBB- 47,056,476
7,846 Citizens Financial Group Inc(4) 6.375% N/A (3) BB+ 7,669,465
20,295 Citizens Financial Group Inc 4.000% N/A (3) BB+ 18,620,662
23,396 CoBank ACB 6.250% N/A (3) BBB+ 24,214,860
5,865 Commerzbank AG, 144A 8.125% 9/19/23 Baa3 6,194,895
29,665 Farm Credit Bank of Texas, 144A 5.700% N/A (3) Baa1 30,851,600
14,461 Fifth Third Bancorp 4.500% N/A (3) Baa3 14,207,932
17,141 First Citizens BancShares Inc/NC 5.800% N/A (3) N/R 17,269,558
10,510 Goldman Sachs Group Inc/The 3.800% N/A (3) BBB- 9,741,456
965 Goldman Sachs Group Inc/The 4.400% N/A (3) BB+ 916,750
9,768 HSBC Capital Funding Dollar 1 LP, 144A 10.176% N/A (3) BBB 14,945,040
27,515 Huntington Bancshares Inc/OH 5.625% N/A (3) Baa3 28,656,873
37,473 JPMorgan Chase & Co 5.000% N/A (3) BBB+ 37,348,402
61,161 JPMorgan Chase & Co 6.750% N/A (3) BBB+ 63,825,173
24,887 JPMorgan Chase & Co 3.650% N/A (3) BBB+ 23,269,345
18,045 JPMorgan Chase & Co 6.100% N/A (3) BBB+ 18,496,125
12,491 KeyCorp 5.000% N/A (3) Baa3 12,334,863
8,046 M&T Bank Corp 6.450% N/A (3) Baa2 8,166,690
9,548 M&T Bank Corp 5.125% N/A (3) Baa2 9,548,000
14,785 M&T Bank Corp 3.500% N/A (3) Baa2 13,287,723
16,830 PNC Financial Services Group Inc/The 3.400% N/A (3) Baa2 15,155,415
14,930 PNC Financial Services Group Inc/The 5.000% N/A (3) Baa2 14,930,000
11,189 PNC Financial Services Group Inc/The (3-Month LIBOR
reference rate + 3.678% spread)(5)
3.804% N/A (3) Baa2 11,132,848
12,453 Regions Financial Corp(4) 5.750% N/A (3) Baa3 12,966,686
4,675 SVB Financial Group 4.700% N/A (3) Baa2 4,172,438
11,255 SVB Financial Group 4.000% N/A (3) Baa2 10,410,875
7,752 SVB Financial Group 4.100% N/A (3) Baa2 6,589,200
55,096 Truist Financial Corp 4.800% N/A (3) Baa2 54,131,820
22,271 Truist Financial Corp 5.100% N/A (3) Baa2 22,582,794
12,446 Truist Financial Corp 5.050% N/A (3) Baa2 11,979,275
13,263 Wells Fargo & Co 5.900% N/A (3) Baa2 13,362,473
6,580 Wells Fargo & Co 7.950% 11/15/29 Baa1 8,390,450
42,281 Wells Fargo & Co 5.875% N/A (3) Baa2 44,175,189
50,005 Wells Fargo & Co 3.900% N/A (3) Baa2 47,932,293
7,645 Zions Bancorp NA 7.200% N/A (3) BB+ 7,992,924
7,490 Zions Bancorp NA 5.800% N/A (3) BB+ 7,390,878
Total Banks 916,244,950

Nuveen Preferred Securities and Income Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Capital Markets - 2.2%
$ 7,300 Bank of New York Mellon Corp/The 4.700% N/A (3) Baa1 $ 7,475,200
8,010 Charles Schwab Corp/The (3-Month LIBOR reference rate +
4.820% spread)(5)
5.137% N/A (3) BBB 7,989,975
11,210 Charles Schwab Corp/The 4.000% N/A (3) BBB 10,733,575
25,486 Charles Schwab Corp/The 5.375% N/A (3) BBB 26,250,580
1,250 Dresdner Funding Trust I, 144A 8.151% 6/30/31 Baa3 1,568,750
8,925 Goldman Sachs Group Inc/The 4.125% N/A (3) BBB- 8,369,419
24,229 Goldman Sachs Group Inc/The 5.500% N/A (3) BBB- 24,720,849
25,800 Goldman Sachs Group Inc/The 5.300% N/A (3) BBB- 26,290,200
Total Capital Markets 113,398,548
Communications Equipment - 0.2%
12,580 Vodafone Group PLC 4.125% 6/04/81 BB+ 11,421,885
Total Communications Equipment 11,421,885
Consumer Finance - 1.7%
19,980 Ally Financial Inc 4.700% N/A (3) Ba2 18,807,374
20,925 Ally Financial Inc 4.700% N/A (3) Ba2 19,041,750
18,210 American Express Co 3.550% N/A (3) Baa2 16,594,773
22,795 Capital One Financial Corp(4) 3.950% N/A (3) Baa3 21,201,630
10,000 Discover Financial Services(4) 5.500% N/A (3) Ba2 9,666,000
4,705 Discover Financial Services(4) 6.125% N/A (3) Ba2 4,896,399
Total Consumer Finance 90,207,926
Diversified Financial Services - 2.4%
20,560 American AgCredit Corp, 144A 5.250% N/A (3) BB+ 20,148,800
13,295 Capital Farm Credit ACA, 144A 5.000% N/A (3) BB 13,029,100
3,955 Citigroup Capital III 7.625% 12/01/36 Baa3 5,351,942
33 Compeer Financial ACA, 144A 6.750% N/A (3) BB+ 33,466,250
6,700 Compeer Financial ACA, 144A 4.875% N/A (3) BB+ 6,499,000
25,209 Equitable Holdings Inc 4.950% N/A (3) BBB- 24,767,843
21,248 Voya Financial Inc(4) 6.125% N/A (3) BBB- 21,088,640
Total Diversified Financial Services 124,351,575
Electric Utilities - 1.9%
16,285 American Electric Power Co Inc 3.875% 2/15/62 BBB 15,044,762
13,929 Edison International 5.000% N/A (3) BB+ 13,072,367
6,127 Edison International 5.375% N/A (3) BB+ 5,911,023
6,963 Electricite de France SA, 144A 5.250% N/A (3) BBB- 6,945,593
40,749 Emera Inc 6.750% 6/15/76 BB+ 42,888,322
14,140 Southern Co/The 4.000% 1/15/51 BBB- 13,680,450
Total Electric Utilities 97,542,517
Food Products - 2.8%
13,835 Dairy Farmers of America Inc, 144A 7.125% N/A (3) BB+ 13,558,301
42,301 Land O' Lakes Inc, 144A 7.000% N/A (3) BB 44,521,805
40,847 Land O' Lakes Inc, 144A 7.250% N/A (3) BB 43,195,702
42,890 Land O' Lakes Inc, 144A 8.000% N/A (3) BB 45,570,625
Total Food Products 146,846,433
Independent Power Producers & Energy Traders - 0.6%
13,450 AES Andes SA, 144A 6.350% 10/07/79 BB 13,282,010
7,705 AES Andes SA, 144A 7.125% 3/26/79 BB 7,733,971
7,900 Vistra Corp, 144A 7.000% N/A (3) Ba3 7,692,625
3,960 Vistra Corp, 144A 8.000% N/A (3) Ba3 3,999,560
Total Independent Power Producers & Energy Traders 32,708,166

Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Industrial Conglomerates - 0.9%
$ 48,672 General Electric Co (3-Month LIBOR reference rate +
3.330% spread)(5)
4.156% N/A (3) BBB- $ 46,664,280
Total Industrial Conglomerates 46,664,280
Insurance - 9.6%
9,895 Aegon NV 5.500% 4/11/48 Baa1 10,395,192
9,025 American International Group Inc 5.750% 4/01/48 BBB- 9,076,443
47,922 Assurant Inc 7.000% 3/27/48 BB+ 50,557,710
66,640 Assured Guaranty Municipal Holdings Inc, 144A(4) 6.400% 12/15/66 BBB+ 68,459,990
12,610 AXIS Specialty Finance LLC 4.900% 1/15/40 BBB 12,294,751
9,950 Enstar Finance LLC 5.500% 1/15/42 BB+ 9,452,500
16,218 Enstar Finance LLC 5.750% 9/01/40 BB+ 16,214,108
13,545 Fidelis Insurance Holdings Ltd, 144A 6.625% 4/01/41 BB+ 13,252,699
9,234 Legal & General Group PLC 5.250% 3/21/47 A3 9,728,486
30,766 Markel Corp 6.000% N/A (3) BBB- 31,842,810
6,931 MetLife Inc(4) 5.875% N/A (3) BBB 6,938,689
24,448 MetLife Inc, 144A 9.250% 4/08/38 BBB 31,748,141
15,470 MetLife Inc(4) 3.850% N/A (3) BBB 15,256,514
20,099 PartnerRe Finance B LLC 4.500% 10/01/50 Baa1 19,395,535
24,242 Provident Financing Trust I 7.405% 3/15/38 BB+ 28,423,745
3,085 Prudential Financial Inc 3.700% 10/01/50 BBB+ 2,827,094
7,115 Prudential Financial Inc 5.125% 3/01/52 BBB+ 7,192,554
41,288 QBE Insurance Group Ltd, 144A(4) 7.500% 11/24/43 Baa1 43,455,620
14,681 QBE Insurance Group Ltd 6.750% 12/02/44 BBB 15,374,971
20,951 QBE Insurance Group Ltd, 144A(4) 5.875% N/A (3) Baa2 21,448,586
17,570 SBL Holdings Inc, 144A 6.500% N/A (3) BB 16,032,625
66,824 SBL Holdings Inc, 144A 7.000% N/A (3) BB 61,812,200
Total Insurance 501,180,963
Media - 0.2%
10,550 Paramount Global 6.375% 3/30/62 Baa3 10,650,225
Total Media 10,650,225
Multi-Utilities - 1.9%
12,930 Algonquin Power & Utilities Corp 4.750% 1/18/82 BB+ 12,055,932
35,086 CenterPoint Energy Inc(4) 6.125% N/A (3) BBB- 34,559,710
11,789 CMS Energy Corp 4.750% 6/01/50 BBB- 11,671,110
6,839 NiSource Inc 5.650% N/A (3) BBB- 6,702,220
16,740 Sempra Energy 4.125% 4/01/52 BBB- 15,626,756
17,730 Sempra Energy 4.875% N/A (3) BBB- 17,818,650
Total Multi-Utilities 98,434,378
Oil, Gas & Consumable Fuels - 1.6%
21,437 Enbridge Inc 5.750% 7/15/80 BBB- 22,187,295
11,854 Enbridge Inc 6.000% 1/15/77 BBB- 12,150,507
4,735 Enbridge Inc 5.500% 7/15/77 BBB- 4,676,618
12,442 Energy Transfer LP 6.500% N/A (3) BB 12,228,000
10,480 MPLX LP 6.875% N/A (3) BB+ 10,270,400
12,730 Transcanada Trust 5.600% 3/07/82 BBB 12,869,648
8,414 Transcanada Trust 5.500% 9/15/79 BBB 8,397,172
Total Oil, Gas & Consumable Fuels 82,779,640
Trading Companies & Distributors - 2.5%
46,645 AerCap Global Aviation Trust, 144A 6.500% 6/15/45 BB+ 45,671,985
22,977 AerCap Holdings NV(4) 5.875% 10/10/79 BB+ 22,057,920
12,455 Air Lease Corp 4.650% N/A (3) BB+ 11,178,363
15,564 ILFC E-Capital Trust I, 144A 4.050% 12/21/65 B+ 12,295,560

Nuveen Preferred Securities and Income Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Trading Companies & Distributors (continued)
$ 50,949 ILFC E-Capital Trust I, 144A 4.300% 12/21/65 BB+ $ 41,268,690
Total Trading Companies & Distributors 132,472,518
U.S. Agency - 0.1%
6,770 Farm Credit Bank of Texas, 144A 6.200% N/A (3) BBB+ 7,108,500
Total U.S. Agency 7,108,500
Wireless Telecommunication Services - 0.5%
21,619 Vodafone Group PLC 7.000% 4/04/79 BB+ 23,872,132
Total Wireless Telecommunication Services 23,872,132
Total $1,000 Par (or similar) Institutional Preferred (cost $2,466,154,207) 2,516,065,191
Principal
Amount (000) Description (1) ,(6) Coupon Maturity Ratings (2) Value
CONTINGENT CAPITAL SECURITIES - 33.0%
Banks - 24.8%
12,702 Australia & New Zealand Banking Group Ltd/United
Kingdom, 144A
6.750% N/A (3) Baa2 13,648,299
37,225 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (3) Ba2 37,364,594
24,172 Banco Bilbao Vizcaya Argentaria SA(4) 6.125% N/A (3) Ba2 23,477,055
10,700 Banco Mercantil del Norte SA/Grand Cayman, 144A 7.500% N/A (3) Ba2 10,491,457
16,450 Banco Mercantil del Norte SA/Grand Cayman, 144A(4) 7.625% N/A (3) Ba2 16,525,177
34,235 Banco Santander SA(4) 4.750% N/A (3) Ba1 31,564,670
33,000 Banco Santander SA 7.500% N/A (3) Ba1 34,237,500
47,935 Barclays PLC 8.000% N/A (3) BBB- 50,643,329
39,900 Barclays PLC 6.125% N/A (3) BBB- 40,747,875
8,270 Barclays PLC 4.375% N/A (3) BBB- 7,283,802
53,205 Barclays PLC 7.750% N/A (3) BBB- 55,148,845
57,531 BNP Paribas SA, 144A 7.375% N/A (3) BBB 61,989,652
9,150 BNP Paribas SA, 144A 7.000% N/A (3) BBB 9,882,000
43,780 BNP Paribas SA, 144A 6.625% N/A (3) BBB 45,224,740
40,819 Credit Agricole SA, 144A 8.125% N/A (3) BBB 45,387,462
30,508 Credit Agricole SA, 144A 7.875% N/A (3) BBB 32,147,805
31,396 Credit Suisse Group AG, 144A 5.250% N/A (3) BB+ 29,041,300
10,485 Danske Bank A/S 6.125% N/A (3) BBB- 10,611,994
7,491 Danske Bank A/S 7.000% N/A (3) BBB- 7,734,457
14,435 Danske Bank A/S 4.375% N/A (3) BBB- 13,524,094
87,177 HSBC Holdings PLC 6.375% N/A (3) BBB 90,199,427
28,325 HSBC Holdings PLC 6.375% N/A (3) BBB 29,203,075
75,865 HSBC Holdings PLC 6.000% N/A (3) BBB 77,192,638
35,070 ING Groep NV 5.750% N/A (3) BBB 35,262,885
27,200 ING Groep NV 6.500% N/A (3) BBB 28,220,000
40,460 ING Groep NV, Reg S 6.750% N/A (3) BBB 41,673,800
12,795 Intesa Sanpaolo SpA, 144A 7.700% N/A (3) BB- 13,370,775
61,896 Lloyds Banking Group PLC 7.500% N/A (3) Baa3 64,988,943
47,280 Lloyds Banking Group PLC 7.500% N/A (3) Baa3 50,254,615
22,370 Macquarie Bank Ltd/London, 144A 6.125% N/A (3) BB+ 22,291,705
31,345 NatWest Group PLC 6.000% N/A (3) BBB- 32,007,947
47,929 NatWest Group PLC 8.000% N/A (3) BBB- 52,065,273
24,375 Nordea Bank Abp, 144A 6.625% N/A (3) BBB+ 25,464,563
10,183 Societe Generale SA, 144A(4) 8.000% N/A (3) BB 10,999,167
22,820 Societe Generale SA, 144A 4.750% N/A (3) BB+ 21,251,125
35,590 Societe Generale SA, 144A(4) 7.875% N/A (3) BB+ 37,191,550
13,411 Societe Generale SA, 144A(4) 6.750% N/A (3) BB 13,545,110
14,349 Standard Chartered PLC, 144A 7.750% N/A (3) BBB- 14,887,088
14,151 Standard Chartered PLC, 144A 6.000% N/A (3) BBB- 14,593,219
21,225 Standard Chartered PLC, 144A(4) 4.300% N/A (3) BBB- 18,625,680

Principal
Amount (000) Description (1),(6) Coupon Maturity Ratings (2) Value
Banks (continued)
$ 17,825 UniCredit SpA, Reg S 8.000% N/A (3) BB- $ 18,582,562
1,255,030 Total Banks 1,288,547,254
Capital Markets - 8.2%
50,349 Credit Suisse Group AG, 144A 7.500% N/A (3) BB+ 51,116,822
62,450 Credit Suisse Group AG, 144A 7.250% N/A (3) BB+ 63,152,563
22,473 Credit Suisse Group AG, 144A 7.500% N/A (3) BB+ 23,231,464
12,260 Credit Suisse Group AG, 144A(4) 6.375% N/A (3) BB+ 12,101,478
83,385 Deutsche Bank AG(4) 6.000% N/A (3) BB- 81,300,375
51,470 UBS Group AG, 144A 7.000% N/A (3) BBB 53,699,166
42,840 UBS Group AG 6.875% N/A (3) BBB 44,821,350
26,125 UBS Group AG, 144A 3.875% N/A (3) BBB 24,059,819
13,440 UBS Group AG, 144A 4.875% N/A (3) BBB 12,965,568
11,580 UBS Group AG 5.125% N/A (3) BBB 11,615,342
56,827 UBS Group AG 7.000% N/A (3) BBB 60,215,480
433,199 Total Capital Markets 438,279,427
Total Contingent Capital Securities (cost $1,768,953,217) 1,726,826,681
Shares Description (1) Coupon Ratings (2) Value
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 16.9%
Banks - 4.7%
400,675 Bank of America Corp 4.375% BBB+ 8,674,614
168,671 CoBank ACB (7) 6.200% BBB+ 17,710,455
569,136 CoBank ACB (7) 6.250% BBB+ 57,556,724
441,610 Farm Credit Bank of Texas (7) 6.750% Baa1 46,148,245
563,126 Fifth Third Bancorp 6.625% Baa3 14,703,220
280,000 Huntington Bancshares Inc/OH (7) 3.667% Baa3 6,160,000
285,287 KeyCorp (4) 6.125% Baa3 7,905,303
221,714 PNC Financial Services Group Inc/The 6.125% Baa2 5,613,798
745,483 Regions Financial Corp 6.375% Baa3 19,568,929
302,269 Regions Financial Corp (4) 5.700% Baa3 7,880,153
610,175 Synovus Financial Corp 5.875% BB- 15,986,585
309,800 Truist Financial Corp 4.750% Baa2 7,091,322
342,966 Wells Fargo & Co 4.750% Baa2 7,603,556
327,000 Western Alliance Bancorp (4) 4.250% Ba1 7,949,370
470,441 Wintrust Financial Corp 6.875% BB 13,257,027
Total Banks 243,809,301
Capital Markets - 1.6%
223,890 Goldman Sachs Group Inc/The 5.500% BB+ 5,702,478
1,379,881 Morgan Stanley 5.850% Baa3 36,083,888
725,688 Morgan Stanley 7.125% Baa3 19,354,099
552,788 Morgan Stanley 6.875% Baa3 14,764,968
348,668 Morgan Stanley 6.375% Baa3 9,267,595
Total Capital Markets 85,173,028
Consumer Finance - 0.2%
350,835 Synchrony Financial 5.625% BB- 8,546,341
Total Consumer Finance 8,546,341
Diversified Financial Services - 1.6%
408,534 AgriBank FCB (7) 6.875% BBB+ 43,100,337
558,300 Equitable Holdings Inc 5.250% BBB- 13,170,297
1,158,054 Voya Financial Inc (4) 5.350% BBB- 29,819,891
Total Diversified Financial Services 86,090,525

Nuveen Preferred Securities and Income Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

Shares   Description (1) Coupon Ratings (2) Value
Diversified Telecommunication Services - 0.1%
314,900 AT&T Inc 4.750% BBB- $ 6,890,012
Total Diversified Telecommunication Services 6,890,012
Food Products - 1.4%
1,451,502 CHS Inc 7.100% N/R 38,464,803
506,287 CHS Inc 7.875% N/R 13,492,548
528,896 CHS Inc 6.750% N/R 13,904,676
12,881 CHS Inc 7.500% N/R 356,546
66,700 Dairy Farmers of America Inc (7) 7.875% BB+ 6,770,050
Total Food Products 72,988,623
Insurance - 4.7%
853,711 American Equity Investment Life Holding Co 6.625% BB 22,426,988
1,474,718 American Equity Investment Life Holding Co (4) 5.950% BB 37,679,045
1,320,871 Aspen Insurance Holdings Ltd (4) 5.950% BB+ 34,250,185
603,290 Aspen Insurance Holdings Ltd 5.625% BB+ 15,221,007
229,700 Assurant Inc 5.250% BB+ 5,333,634
856,816 Athene Holding Ltd 6.375% BBB 22,731,328
1,074,674 Athene Holding Ltd (4) 6.350% BBB 28,435,874
171,383 Axis Capital Holdings Ltd 5.500% BBB 4,267,437
236,820 Delphi Financial Group Inc (7) 3.696% BBB 5,210,040
717,116 Enstar Group Ltd 7.000% BB+ 18,845,808
1,026,075 Maiden Holdings North America Ltd 7.750% N/R 21,537,314
863,405 Reinsurance Group of America Inc (4) 5.750% BBB+ 23,657,297
85,997 Reinsurance Group of America Inc (4) 6.200% BBB+ 2,184,324
221,929 Selective Insurance Group Inc 4.600% BBB- 4,649,413
Total Insurance 246,429,694
Multi-Utilities - 0.1%
143,700 NiSource Inc 6.500% BBB- 3,858,345
Total Multi-Utilities 3,858,345
Oil, Gas & Consumable Fuels - 1.4%
258,400 Energy Transfer LP 7.600% BB 6,397,984
832,558 NuStar Energy LP 7.592% B2 20,006,369
1,237,707 NuStar Energy LP 7.625% B2 26,251,766
753,936 NuStar Logistics LP 6.975% B 18,855,939
Total Oil, Gas & Consumable Fuels 71,512,058
Thrifts & Mortgage Finance - 0.7%
400,000 Federal Agricultural Mortgage Corp 6.000% N/R 10,400,000
1,041,927 New York Community Bancorp Inc (4) 6.375% Ba2 27,913,224
Total Thrifts & Mortgage Finance 38,313,224
Trading Companies & Distributors - 0.4%
844,551 Air Lease Corp 6.150% BB+ 21,198,230
Total Trading Companies & Distributors 21,198,230
Total $25 Par (or similar) Retail Preferred (cost $879,430,240) 884,809,381
Total Long-Term Investments (cost $5,114,537,664) 5,127,701,253
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -     1.1%
MONEY MARKET FUNDS - 1.1%
56,333,446 State Street Navigator Securities Lending Government
Money Market Portfolio (8)
0.290%(9) $ 56,333,446
Total Investments Purchased with Collateral from Securities Lending (cost $56,333,446) 56,333,446

Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.0%
REPURCHASE AGREEMENTS - 1.0%
$ 51,734 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 3/31/22, repurchase price
$51,733,684, collateralized by $48,868,500, U.S. Treasury
Inflation Index, 0.125%, due 1/15/32, value $52,768,396
0.000% 4/01/22 $ 51,733,684
Total Short-Term Investments (cost $51,733,684) 51,733,684
Total Investments (cost $ 5,222,604,794 ) - 100 .1% 5,235,768,383
Other Assets Less Liabilities - (0.1)% (5,947,794)
Net Assets - 100% $ 5,229,820,589
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”)rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Perpetual security. Maturity date is not applicable.
(4) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $54,953,852.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the termsmay specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio fallingbelow a specified level.
(7) For fair value measurement disclosure purposes, investment classified as Level 2.
(8) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(9) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
See accompanying notes to financial statements

Statement of Assets and Liabilities
March 31, 2022
(Unaudited)
See accompanying notes to financial statements.

Flexible Income
Floating Rate
Income
High Yield
Income
Preferred
Securities and
Income
Assets
Long-term investments, at value
†‡
$ 1,750,475,220 $ 2,157,966,191 $ 548,451,778 $ 5,127,701,253
Investments purchased with collateral from securities lending, at value (cost approximates value) 22,000,517 – 22,919,983 56,333,446
Short-term investments, at value
◊
50,905,179 403,294,619 38,289,618 51,733,684
Cash 43,929 1,375,885 208,089 1,591,441
Receivable for dividends 575,023 – – 4,805,267
Receivable for due from affiliate 14,137 – – –
Receivable for interest 19,900,628 10,956,489 8,270,063 50,131,086
Receivable for investments sold – 57,702,739 9,330,909 4,301,946
Receivable for reclaims 96,232 – 3,881 –
Receivable for shares sold 1,980,069 32,565,404 1,083,197 15,925,440
Other assets 124,358 280,257 134,199 423,032
Total assets 1,846,115,292 2,664,141,584 628,691,717 5,312,946,595
Liabilities
Options written, at value
#
1,540 – – –
Payable for collateral from securities lending 22,000,517 — 22,919,983 56,333,446
Payable for dividends 161,367 718,031 80,827 2,696,571
Payable for investments purchased - regular settlement 2,762,695 15,016,781 2,750,806 3,091,725
Payable for investments purchased - when-issued/delayed-delivery settlement — 382,531,165 17,907,131 —
Payable for shares redeemed 5,597,702 3,350,593 517,804 16,274,280
Payable for unfunded senior loans — 1,816,065 — —
Accrued expenses:
Management fees 926,242 1,011,137 256,632 2,855,355
Trustees fees 52,389 94,687 59,713 259,452
12b-1 distribution and service fees 273,641 85,357 31,744 300,978
Other 613,864 669,517 772,235 1,314,199
Total liabilities 32,389,957 405,293,333 45,296,875 83,126,006
Net assets $ 1,813,725,335 $ 2,258,848,251 $ 583,394,842 $ 5,229,820,589
†
Long-term investments, cost $ 1,744,726,928 $ 2,172,563,961 $ 572,959,993 $ 5,114,537,664
◊
Short-term investments, cost $ 50,905,179 $ 403,294,619 $ 38,289,618 $ 51,733,684
‡ Includes securities loaned of $ 21,525,493 $ — $ 20,580,318 $ 54,953,852
#
Options written, premiums received $ 129,493 $ — $ — $ —

Statement of Assets and Liabilities
(Unaudited) (continued)
See accompanying notes to financial statements.

Flexible Income
Floating Rate
Income
High Yield
Income
Preferred
Securities and
Income
Class A Shares
Net Assets $ 278,358,160 $ 221,724,028 $ 55,082,418 $ 575,537,283
Shares outstanding 13,325,695 11,817,114 2,947,223 34,582,091
Net asset value ("NAV") per share $ 20.89 $ 18.76 $ 18.69 $ 16.64
Maximum sales charge 4.75% 3.00% 4.75% 4.75%
Offering price per share (NAV per share plus maximum sales charge) $ 21.93 $ 19.34 $ 19.62 $ 17.47
Class C Shares
Net Assets $ 252,109,002 $ 50,811,849 $ 23,476,759 $ 209,539,715
Shares outstanding 12,094,459 2,708,115 1,257,271 12,582,171
NAV and offering price per share $ 20.85 $ 18.76 $ 18.67 $ 16.65
Class R6 Shares
Net Assets $ 17,061,083 $ 223,879,818 $ 8,055,371 $ 901,070,303
Shares outstanding 811,090 11,871,052 428,572 53,985,872
NAV and offering price per share $ 21.03 $ 18.86 $ 18.80 $ 16.69
Class I Shares
Net Assets $ 1,266,197,090 $ 1,762,432,556 $ 496,780,294 $ 3,543,673,288
Shares outstanding 60,536,546 93,815,568 26,548,659 212,700,375
NAV and offering price per share $ 20.92 $ 18.79 $ 18.71 $ 16.66
Fund level net assets consist of:
Capital paid-in $ 1,909,598,350 $ 2,475,535,063 $ 763,244,275 $ 5,443,980,689
Total distributable earnings (loss) (95,873,015) (216,686,812) (179,849,433) (214,160,100)
Fund level net assets $ 1,813,725,335 $ 2,258,848,251 $ 583,394,842 $ 5,229,820,589
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01

Statement of Operations
March 31, 2022
See accompanying notes to financial statements.

Flexible Income
Floating Rate
Income
High Yield
Income
Preferred
Securities and
Income
Investment Income
Dividends $ 11,773,004 $ 356,805 $ — $ 29,129,991
Interest 30,976,072 29,814,612 16,140,831 113,708,631
Securities lending income, net 59,879 — 22,399 121,012
Total Investment Income 42,808,955 30,171,417 16,163,230 142,959,634
Expenses
Management fees 6,236,379 4,392,329 1,801,711 17,755,303
12b-1 service fees - Class A Shares 365,659 209,373 70,496 732,826
12b-1 distribution and service fees - Class C Shares 1,334,538 200,694 134,961 1,123,009
Shareholder servicing agent fees 606,880 586,545 397,335 1,472,821
Interest expense 5,046 66,739 40,971 50,157
Custodian expenses 74,010 121,185 56,543 171,333
Trustees fees 28,974 20,984 9,454 88,695
Professional fees 53,700 55,462 44,068 85,982
Shareholder reporting expenses 65,434 37,692 54,457 114,504
Federal and state registration fees 80,793 82,252 46,276 105,379
Other 11,926 15,566 10,062 21,224
Total expenses before fee waiver/expense reimbursement 8,863,339 5,788,821 2,666,334 21,721,233
Fee waiver/expense reimbursement (580,910) — (143,553) —
Net expenses 8,282,429 5,788,821 2,522,781 21,721,233
Net investment income (loss) 34,526,526 24,382,596 13,640,449 121,238,401
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments 8,409,611 (1,433,022) (3,196,448) (14,458,762)
Net realized gain (loss) from futures contracts — — — 11,792,804
Net realized gain (loss) from options written 339,520 — — —
Net realized gain (loss) from swaps — — (48,961) —
Change in net unrealized appreciation (depreciation) of investments (119,452,371) (19,649,425) (31,298,426) (365,479,991)
Change in net unrealized appreciation (depreciation) of futures contracts — — — (2,069,139)
Change in net unrealized appreciation (depreciation) of options written (37,340) — — —
Net realized and unrealized gain (loss) (110,740,580) (21,082,447) (34,543,835) (370,215,088)
Net increase (decrease) in net assets from operations $ (76,214,054) $ 3,300,149 $ (20,903,386) $ (248,976,687)

Statement of Changes in Net Assets
See accompanying notes to financial statements.

Flexible Income Floating Rate Income
Unaudited
Six Months Ended
3/31/22
Year Ended
9/30/21
Unaudited
Six Months Ended
3/31/22
Year Ended
9/30/21
Operations
Net investment income (loss) $ 34,526,526 $ 65,072,855 $ 24,382,596 $ 32,669,283
Net realized gain (loss) from investments 8,409,611 13,408,927 (1,433,022) (8,740,231)
Net realized gain (loss) from options written 339,520 1,231 – –
Change in net unrealized appreciation (depreciation) of
investments (119,452,371) 64,611,491 (19,649,425) 62,295,861
Change in net unrealized appreciation (depreciation) of options written (37,340) 165,292 – –
Net increase (decrease) in net assets from operations (76,214,054) 143,259,796 3,300,149 86,224,913
Distributions to Shareholders
Dividends:
Class A Shares (6,862,552) (12,116,702) (3,049,532) (3,923,887)
Class C Shares (5,226,306) (9,533,349) (580,097) (1,099,742)
Class R6 Shares (410,161) (460,978) (3,084,957) (3,286,851)
Class I Shares (32,011,885) (52,878,328) (22,869,831) (26,580,531)
Decrease in net assets from distributions to shareholders (44,510,904) (74,989,357) (29,584,417) (34,891,011)
Fund Share Transactions
Proceeds from sale of shares 265,130,866 583,992,891 1,704,151,498 648,316,331
Proceeds from shares issued to shareholders due to reinvestment of distributions 43,478,417 73,767,550 26,310,829 31,264,656
308,609,283 657,760,441 1,730,462,327 679,580,987
Cost of shares redeemed (247,716,228) (446,475,445) (513,988,815) (377,359,108)
Net increase (decrease) in net assets from Fund share transactions 60,893,055 211,284,996 1,216,473,512 302,221,879
Net increase (decrease) in net assets (59,831,903) 279,555,435 1,190,189,244 353,555,781
Net assets at the beginning of period 1,873,557,238 1,594,001,803 1,068,659,007 715,103,226
Net assets at the end of period $ 1,813,725,335 $ 1,873,557,238 $ 2,258,848,251 $ 1,068,659,007

See accompanying notes to financial statements.

High Yield Income Preferred Securities and Income
Unaudited
Six Months Ended
3/31/22
Year Ended
9/30/21
Unaudited
Six Months Ended
3/31/22
Year Ended
9/30/21
Operations
Net investment income (loss) $ 13,640,449 $ 27,444,946 $ 121,238,401 $ 214,372,042
Net realized gain (loss) from investments (3,196,448) 14,738,521 (14,458,762) 15,660,019
Net realized gain (loss) from futures contracts — — 11,792,804 2,358,134
Net realized gain (loss) from swaps (48,961) – – –
Change in net unrealized appreciation (depreciation) of
investments (31,298,426) 26,995,711 (365,479,991) 271,055,986
Change in net unrealized appreciation (depreciation) of futures contracts – – (2,069,139) 2,722,673
Net increase (decrease) in net assets from operations (20,903,386) 69,179,178 (248,976,687) 506,168,854
Distributions to Shareholders
Dividends:
Class A Shares (1,225,199) (2,442,754) (14,128,896) (24,863,918)
Class C Shares (481,271) (1,478,044) (4,526,092) (9,343,513)
Class R3 Shares
(1)
– – – (123,631)
Class R6 Shares (179,434) (382,235) (25,349,397) (33,907,594)
Class I Shares (12,047,128) (27,432,689) (94,752,472) (164,197,788)
Decrease in net assets from distributions to shareholders (13,933,032) (31,735,722) (138,756,857) (232,436,444)
Fund Share Transactions
Proceeds from sale of shares 155,577,564 297,420,498 1,245,866,743 2,511,404,036
Proceeds from shares issued to shareholders due to reinvestment of distributions 13,386,007 30,297,730 122,069,265 202,562,578
168,963,571 327,718,228 1,367,936,008 2,713,966,614
Cost of shares redeemed (221,823,642) (204,424,085) (1,367,008,974) (1,314,089,393)
Net increase (decrease) in net assets from Fund share transactions (52,860,071) 123,294,143 927,034 1,399,877,221
Net increase (decrease) in net assets (87,696,489) 160,737,599 (386,806,510) 1,673,609,631
Net assets at the beginning of period 671,091,331 510,353,732 5,616,627,099 3,943,017,468
Net assets at the end of period $ 583,394,842 $ 671,091,331 $ 5,229,820,589 $ 5,616,627,099
(1) Class R3 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Financial Highlights

Flexible Income
The Fund's fiscal year end is September 30th.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022(f) $ 22.27 $ 0.39 $ (1.26) $ (0.87) $ (0.51) $ — $ (0.51) $ 20.89
2021 21.36 0.81 1.04 1.85 (0.94) — (0.94) 22.27
2020 22.06 0.88 (0.39) 0.49 (1.19) — (1.19) 21.36
2019 21.44 1.02 0.76 1.78 (1.16) — (1.16) 22.06
2018 22.13 1.01 (0.52) 0.49 (1.18) — (1.18) 21.44
2017 21.81 1.11 0.33 1.44 (1.12) — (1.12) 22.13
Class
C
2022(f) 22.22 0.31 (1.25) (0.94) (0.43) — (0.43) 20.85
2021 21.31 0.64 1.04 1.68 (0.77) — (0.77) 22.22
2020 22.01 0.72 (0.39) 0.33 (1.03) — (1.03) 21.31
2019 21.40 0.86 0.75 1.61 (1.00) — (1.00) 22.01
2018 22.08 0.85 (0.52) 0.33 (1.01) — (1.01) 21.40
2017 21.77 0.95 0.32 1.27 (0.96) — (0.96) 22.08
Class
R6
2022(f) 22.42 0.43 (1.27) (0.84) (0.55) — (0.55) 21.03
2021 21.50 0.89 1.04 1.93 (1.01) — (1.01) 22.42
2020 22.20 0.96 (0.40) 0.56 (1.26) — (1.26) 21.50
2019 21.57 1.11 0.74 1.85 (1.22) — (1.22) 22.20
2018 22.19 1.13 (0.51) 0.62 (1.24) — (1.24) 21.57
2017 21.88 1.21 0.26 1.47 (1.16) — (1.16) 22.19
Class
I
2022(f) 22.29 0.42 (1.25) (0.83) (0.54) — (0.54) 20.92
2021 21.38 0.87 1.03 1.90 (0.99) — (0.99) 22.29
2020 22.08 0.93 (0.39) 0.54 (1.24) — (1.24) 21.38
2019 21.47 1.08 0.74 1.82 (1.21) — (1.21) 22.08
2018 22.16 1.07 (0.53) 0.54 (1.23) — (1.23) 21.47
2017 21.84 1.17 0.33 1.50 (1.18) — (1.18) 22.16
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
Excludes the Fund's voluntary compensation from the Adviser.  See Note 7-Management Fees and Other Transactions
with Affiliates for more information.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions with Affiliates for more information.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)
Unaudited.  For the six months ended March 31, 2022.
(g)
Annualized.
N/A
Fund did not have Payment from Affiliates for the periods prior to the fiscal year ended September 30 , 2020.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Total
Return
Excluding
Payment from
Affiliates(b),(c)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(d)
NII
(Loss)(d)
NII (Loss)
Excluding
Payment from
Affiliates(c),(d)
Portfolio
Turnover
Rate(e)
(3.93) % (3.93) % $ 278,358 1.02% (g) 0.95% (g) 3.61% (g) 3.61% (g) 17%
8.71 8.71 298,734 1.04 0.95 3.66 3.65 30
2.35 N/A 264,865 1.04 0.96 4.13 N/A 38
8.69 N/A 221,484 1.06 0.96 4.85 N/A 24
2.27 N/A 176,014 1.08 0.96 4.66 N/A 29
6.77 N/A 125,547 1.12 0.96 5.11 N/A 24
(4.36) (4.36) 252,109 1.77 (g) 1.70 (g) 2.86 (g) 2.86 (g) 17
7.97 7.97 276,035 1.79 1.70 2.91 2.90 30
1.59 N/A 262,068 1.79 1.71 3.38 N/A 38
7.85 N/A 223,364 1.81 1.71 4.10 N/A 24
1.49 N/A 182,049 1.83 1.71 3.91 N/A 29
6.04 N/A 128,801 1.87 1.71 4.37 N/A 24
(3.84) (3.84) 17,061 0.70 (g) 0.64 (g) 3.95 (g) 3.95 (g) 17
9.09 9.09 14,881 0.72 0.64 3.97 3.96 30
2.69 N/A 6,682 0.72 0.64 4.46 N/A 38
9.03 N/A 649 0.74 0.64 5.22 N/A 24
2.86 N/A 272 0.75 0.64 5.12 N/A 29
6.95 N/A 43 0.80 0.63 5.51 N/A 24
(3.81) (3.81) 1,266,197 0.77 (g) 0.70 (g) 3.87 (g) 3.87 (g) 17
9.02 9.02 1,283,908 0.79 0.70 3.90 3.89 30
2.60 N/A 1,060,386 0.79 0.71 4.38 N/A 38
8.91 N/A 961,413 0.80 0.71 5.09 N/A 24
2.53 N/A 632,596 0.83 0.71 4.92 N/A 29
7.05 N/A 413,189 0.86 0.71 5.40 N/A 24

Financial Highlights
(continued)
Floating Rate Income
The Fund's fiscal year end is September 30th.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022(e) $ 19.06 $ 0.28 $ (0.23) $ 0.05 $ (0.35) $ — $ (0.35) $ 18.76
2021 17.80 0.72 1.32 2.04 (0.78) — (0.78) 19.06
2020 19.08 0.80 (1.14) (0.34) (0.94) — (0.94) 17.80
2019 19.65 0.93 (0.56) 0.37 (0.94) — (0.94) 19.08
2018 19.64 0.79 0.05 0.84 (0.83) — (0.83) 19.65
2017 19.71 0.78 0.18 0.96 (1.03) — (1.03) 19.64
Class
C
2022(e) 19.06 0.21 (0.24) (0.03) (0.27) — (0.27) 18.76
2021 17.80 0.59 1.31 1.90 (0.64) — (0.64) 19.06
2020 19.08 0.66 (1.14) (0.48) (0.80) — (0.80) 17.80
2019 19.65 0.79 (0.56) 0.23 (0.80) — (0.80) 19.08
2018 19.63 0.64 0.06 0.70 (0.68) — (0.68) 19.65
2017 19.71 0.64 0.16 0.80 (0.88) — (0.88) 19.63
Class
R6
2022(e) 19.16 0.31 (0.23) 0.08 (0.38) — (0.38) 18.86
2021 17.88 0.79 1.33 2.12 (0.84) — (0.84) 19.16
2020 19.17 0.86 (1.15) (0.29) (1.00) — (1.00) 17.88
2019 19.73 1.06 (0.62) 0.44 (1.00) — (1.00) 19.17
2018 19.68 0.90 0.02 0.92 (0.87) — (0.87) 19.73
2017 19.74 0.86 0.16 1.02 (1.08) — (1.08) 19.68
Class
I
2022(e) 19.08 0.30 (0.22) 0.08 (0.37) — (0.37) 18.79
2021 17.81 0.77 1.32 2.09 (0.82) — (0.82) 19.08
2020 19.10 0.84 (1.15) (0.31) (0.98) — (0.98) 17.81
2019 19.67 0.97 (0.55) 0.42 (0.99) — (0.99) 19.10
2018 19.65 0.84 0.05 0.89 (0.87) — (0.87) 19.67
2017 19.72 0.82 0.19 1.01 (1.08) — (1.08) 19.65
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Note 7 - Management Fees and Other
Transactions with Affiliates for more information.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)
Unaudited.  For the six months ended March 31, 2022.
(f)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000) Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate(d)
0.24% $ 221,724 0.96% (f) 2.95% (f) 19%
11.67 121,925 1.03 3.88 52
(1.81) 90,684 1.01 4.43 63
1.93 112,723 1.00 4.81 32
4.40 220,648 1.04 4.02 33
4.95 257,236 0.99 3.96 58
(0.14) 50,812 1.71 (f) 2.20 (f) 19
10.79 34,192 1.78 3.14 52
(2.50) 33,375 1.76 3.66 63
1.21 53,639 1.75 4.10 32
3.61 87,289 1.79 3.28 33
4.12 90,616 1.74 3.22 58
0.41 223,880 0.62 (f) 3.31 (f) 19
12.03 83,970 0.70 4.20 52
(1.46) 55,634 0.67 4.75 63
2.34 54,122 0.66 5.53 32
4.80 2,298 0.65 4.58 33
5.26 1,114 0.66 4.33 58
0.42 1,762,433 0.70 (f) 3.20 (f) 19
11.93 828,572 0.78 4.10 52
(1.56) 535,410 0.76 4.65 63
2.24 895,304 0.76 5.04 32
4.65 2,126,985 0.79 4.29 33
5.20 1,866,183 0.75 4.20 58

Financial Highlights
(continued)
High Yield Income
The Fund's fiscal year end is September 30th.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022(e) $ 19.77 $ 0.41 $ (1.07) $ (0.66) $ (0.42) $ — $ (0.42) $ 18.69
2021 18.51 0.86 1.40 2.26 (1.00) — (1.00) 19.77
2020 20.16 1.04 (1.57) (0.53) (1.12) — (1.12) 18.51
2019 20.14 1.03 0.07 1.10 (1.08) — (1.08) 20.16
2018 20.36 1.04 (0.12) 0.92 (1.14) — (1.14) 20.14
2017 20.11 1.25 0.50 1.75 (1.50) — (1.50) 20.36
Class
C
2022(e) 19.75 0.34 (1.08) (0.74) (0.34) — (0.34) 18.67
2021 18.49 0.72 1.40 2.12 (0.86) — (0.86) 19.75
2020 20.14 0.89 (1.56) (0.67) (0.98) — (0.98) 18.49
2019 20.11 0.88 0.08 0.96 (0.93) — (0.93) 20.14
2018 20.33 0.89 (0.13) 0.76 (0.98) — (0.98) 20.11
2017 20.08 1.11 0.49 1.60 (1.35) — (1.35) 20.33
Class
R6
2022(e) 19.88 0.45 (1.08) (0.63) (0.45) — (0.45) 18.80
2021 18.60 0.93 1.42 2.35 (1.07) — (1.07) 19.88
2020 20.25 1.11 (1.57) (0.46) (1.19) — (1.19) 18.60
2019 20.22 1.11 0.07 1.18 (1.15) — (1.15) 20.25
2018 20.42 1.12 (0.13) 0.99 (1.19) — (1.19) 20.22
2017 20.14 1.39 0.45 1.84 (1.56) — (1.56) 20.42
Class
I
2022(e) 19.79 0.43 (1.07) (0.64) (0.44) — (0.44) 18.71
2021 18.53 0.91 1.40 2.31 (1.05) — (1.05) 19.79
2020 20.17 1.08 (1.55) (0.47) (1.17) — (1.17) 18.53
2019 20.15 1.08 0.07 1.15 (1.13) — (1.13) 20.17
2018 20.37 1.10 (0.13) 0.97 (1.19) — (1.19) 20.15
2017 20.11 1.28 0.53 1.81 (1.55) — (1.55) 20.37
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions with Affiliates for more information.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)
Unaudited.  For the six months ended March 31, 2022.
(f)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate(d)
( 3 .39 ) % $ 55,082 1 .05% (f) 1 .00% (f) 4 .24% (f) 62%
12 .44 53,994 1 .06 0 .99 4 .40 134
( 2 .58 ) 39,747 1 .04 1 .00 5 .43 128
5 .73 47,647 1 .04 1 .00 5 .22 70
4 .68 52,494 1 .04 1 .00 5 .19 43
8 .95 86,950 0 .99 0 .99 6 .14 55
( 3 .76 ) 23,477 1 .80 (f) 1 .75 (f) 3 .49 (f) 62
11 .61 30,391 1 .81 1 .75 3 .69 134
( 3 .33 ) 36,222 1 .80 1 .75 4 .70 128
4 .94 54,408 1 .80 1 .75 4 .47 70
3 .93 63,854 1 .79 1 .75 4 .43 43
8 .15 80,828 1 .75 1 .74 5 .45 55
( 3 .20 ) 8,055 0 .67 (f) 0 .63 (f) 4 .62 (f) 62
12 .87 7,568 0 .70 0 .63 4 .78 134
( 2 .19 ) 6,567 0 .68 0 .63 5 .82 128
6 .09 6,651 0 .68 0 .64 5 .58 70
5 .09 7,064 0 .68 0 .64 5 .54 43
9 .32 4,494 0 .67 0 .67 6 .76 55
( 3 .26 ) 496,780 0 .80 (f) 0 .75 (f) 4 .48 (f) 62
12 .69 579,139 0 .81 0 .74 4 .66 134
( 2 .29 ) 427,818 0 .79 0 .75 5 .67 128
5 .98 492,539 0 .79 0 .75 5 .45 70
4 .93 586,060 0 .79 0 .75 5 .45 43
9 .26 556,776 0 .74 0 .74 6 .31 55

Financial Highlights
(continued)
Preferred Securities and Income
The Fund's fiscal year end is September 30th.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022(e) $ 17.84 $ 0.36 $ (1.14) $ (0.78) $ (0.42) $ — $ (0.42) $ 16.64
2021 16.73 0.76 1.18 1.94 (0.83) — (0.83) 17.84
2020 17.21 0.83 (0.45) 0.38 (0.86) — (0.86) 16.73
2019 16.75 0.90 0.46 1.36 (0.90) — (0.90) 17.21
2018 17.72 0.90 (0.97) (0.07) (0.90) — (0.90) 16.75
2017 17.14 0.90 0.62 1.52 (0.94) — (0.94) 17.72
Class
C
2022(e) 17.85 0.30 (1.15) (0.85) (0.35) — (0.35) 16.65
2021 16.74 0.63 1.18 1.81 (0.70) — (0.70) 17.85
2020 17.21 0.70 (0.44) 0.26 (0.73) — (0.73) 16.74
2019 16.77 0.78 0.44 1.22 (0.78) — (0.78) 17.21
2018 17.73 0.77 (0.96) (0.19) (0.77) — (0.77) 16.77
2017 17.15 0.77 0.62 1.39 (0.81) — (0.81) 17.73
Class
R6
2022(e) 17.89 0.39 (1.15) (0.76) (0.44) — (0.44) 16.69
2021 16.77 0.83 1.18 2.01 (0.89) — (0.89) 17.89
2020 17.25 0.89 (0.46) 0.43 (0.91) — (0.91) 16.77
2019 16.79 0.95 0.46 1.41 (0.95) — (0.95) 17.25
2018 17.74 0.97 (0.97) — (0.95) — (0.95) 16.79
2017 17.15 0.95 0.62 1.57 (0.98) — (0.98) 17.74
Class
I
2022(e) 17.86 0.38 (1.14) (0.76) (0.44) — (0.44) 16.66
2021 16.74 0.81 1.19 2.00 (0.88) — (0.88) 17.86
2020 17.22 0.87 (0.45) 0.42 (0.90) — (0.90) 16.74
2019 16.77 0.95 0.44 1.39 (0.94) — (0.94) 17.22
2018 17.73 0.94 (0.95) (0.01) (0.95) — (0.95) 16.77
2017 17.14 0.95 0.62 1.57 (0.98) — (0.98) 17.73
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Note 7 - Management Fees and Other
Transactions with Affiliates for more information.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)
Unaudited.  For the six months ended March 31, 2022.
(f)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000) Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate(d)
(4.45) % $ 575,537 0.98% (f) 4.19% (f) 8%
11.79 597,657 0.99 4.32 14
2.33 458,391 1.03 4.97 37
8.45 416,289 1.03 5.44 34
(0.39) 383,353 1.03 5.20 30
9.11 458,980 1.04 5.19 9
(4.82) 209,540 1.73 (f) 3.42 (f) 8
10.96 232,618 1.74 3.57 14
1.63 235,790 1.78 4.21 37
7.54 260,290 1.79 4.69 34
(1.07) 276,059 1.78 4.47 30
(8.31) 291,647 1.79 4.46 9
(4.29) 901,070 0.66 (f) 4.49 (f) 8
12.16 944,235 0.68 4.65 14
2.66 453,348 0.69 5.32 37
8.77 382,299 0.70 5.73 34
(0.01) 673,119 0.71 5.63 30
9.42 4,021 0.72 5.51 9
(4.33) 3,543,673 0.73 (f) 4.42 (f) 8
12.11 3,842,118 0.74 4.57 14
2.57 2,792,500 0.78 5.20 37
8.66 2,800,599 0.78 5.69 34
(0.09) 2,650,158 0.78 5.47 30
9.43 3,035,551 0.78 5.47 9

Notes to Financial Statements
(Unaudited)

1. General Information
Trust and Fund Information
The Nuveen Investment Trust III and Nuveen Investment Trust V (each a “Trust” and collectively, the “Trusts”) are open-end management investment companies registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Nuveen Investment Trust III is comprised of
Nuveen Floating Rate Income Fund (“Floating Rate Income”) and Nuveen High Yield Income Fund (“High Yield Income”), among others and Nuveen
Investment Trust V is comprised of Nuveen Flexible Income Fund (“Flexible Income”) and Nuveen Preferred Securities and Income Fund (“Preferred
Securities and Income”) (each a “Fund” and collectively the “Funds”), as diversified funds, among others. Nuveen Investment Trust III was organized as a Massachusetts business trust on August 20, 1998. Nuveen Investment Trust V was organized as a Massachusetts business trust on September 27,
2006.
Change in Fiscal and Tax Year End
Effective February 24, 2022, the Funds’ fiscal and tax year end changed from September 30 to August 31 as approved by the Funds’ Board of
Trustees (the “Board”). As a result, the next annual report for the Funds will be for the period October 1, 2021 through August 31, 2022. Until August
31, 2022, the Funds will continue to adhere to the fiscal reporting and regulatory filing scheduled required under the September 30 fiscal year end.
Current Fiscal Period
The end of the reporting period for the Funds is March 31, 2022, and the period covered by these Notes to Financial Statements is the six months ended March 31, 2022 (the "current fiscal period").
Investment Adviser and Sub-Advisers
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the
Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset
Management LLC (“NAM”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds. For Flexible
Income, prior to December 31, 2021, the Adviser had entered into a sub-advisory agreement with NWQ Investment Management, LLC (“NWQ”), an affiliate of the Adviser, under which NWQ managed the investment portfolio of the Fund.
Sub-Adviser and Fund Name Change
In August 2021, Flexible Income’s Board approved an amended and restated sub-advisory agreement for the Fund, effective on December 31, 2021, between the Adviser and NAM, pursuant to which NAM replaced NWQ as the Fund’s sub-adviser. NAM and NWQ are both affiliates of NFAL and are subsidiaries of Nuveen. In connection therewith, the Board also approved that the Fund be renamed from Nuveen NWQ Flexible Income Fund to Nuveen Flexible Income Fund, effective December 31, 2021.
The Fund’s portfolio management team and investment strategy were not affected by these changes.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”)
without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase.
Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an upfront sales charge.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Notes to Financial Statements
(Unaudited) (continued)
Compensation
Neither Trust pays compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to each Trust from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period, Preferred Securities and Income’s investments in non-U.S. securities were as follows:
Indemnifications
Under each Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each
Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes.
Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Fee income consists primarily of amendment fees, when applicable. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Fee income and amendment fees, if any, are recognized as “Fees” on the Statement of Operations.
Preferred Securities and Income Value
% of
Net Assets
Country:
United Kingdom $ 657,809,299 12.6%
Switzerland 386,020,352 7.4
France 284,564,205 5.4
Spain 126,643,819 2.4
Australia 116,219,181 2.2
Netherlands 115,551,877 2.2
Canada 115,225,495 2.2
Germany 87,495,270 1.7
Ireland 67,729,905 1.3
Other 200,044,950 3.8
Total non-U.S. Securities $2,157,304,353 41.2%

Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class.  Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative settled shares.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework
In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are
“readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotation are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds’ financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Notes to Financial Statements
(Unaudited) (continued)
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and these securities are generally classified as Level 2.
For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the
Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. These foreign securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the independent pricing service (“pricing service”) and are generally classified as Level 1 or
2.
Prices of fixed-income securities are generally provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.
Swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Swaps are generally classified as Level 2.
Purchased and written options traded and listed on a national market or exchange are valued at the mean of the closing bid and asked prices and are generally classified as Level 1.
Over-the-counter (“OTC”) options are marked-to-market daily based upon a price supplied by a pricing service. OTC options are generally classified as Level 2.
Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

Flexible Income
Level 1
Level 2
Level 3
Total
Long-Term Investments*:
Corporate Bonds
$ –
$ 845,248,504
$ –
$ 845,248,504
$1,000 Par (or similar) Institutional Preferred
–
421,188,374
–
421,188,374
Common Stocks
208,067,344
–
–
208,067,344
Convertible Preferred Securities
138,597,725
–
–
138,597,725
$25 Par (or similar) Retail Preferred
85,656,334
–
–
85,656,334
Structured Notes
–
31,535,283
–
31,535,283
Convertible Bonds
–
20,181,656
–
20,181,656
Investments Purchased with Collateral from Securities
Lending
22,000,517
–
–
22,000,517
Short-Term Investments:
Repurchase Agreements
–
50,905,179
–
50,905,179
Investments in Derivatives:
Options Written
(1,540)
–
–
(1,540)
Total
$ 454,320,380
$ 1,369,058,996
$ –
$ 1,823,379,376
Floating Rate Income
Level 1
Level 2
Level 3
Total
Long-Term Investments*:
Variable Rate Senior Loan Interests
$ –
$ 1,764,802,932
$ 3,065,286**
$ 1,767,868,218
Corporate Bonds
–
312,984,308
–
312,984,308
Exchange-Traded Funds
46,232,470
–
–
46,232,470
Common Stocks
1,721,896
20,057,991
***
119**
21,780,006
Warrants
7,195
8,496,347
***
–
8,503,542
Convertible Preferred Securities
–
597,647
***
–
597,647
Short-Term Investments:
Investment Companies
403,294,619
–
–
403,294,619
Total
$ 451,256,180
$ 2,106,939,225
$ 3,065,405
$ 2,561,260,810
High Yield Income
Level 1
Level 2
Level 3
Total
Long-Term Investments*:
Corporate Bonds
$ –
$ 461,950,988
$ –
$ 461,950,988
Variable Rate Senior Loan Interests
–
66,806,151
5,480,044**
72,286,195
Common Stocks
708,395
5,940,032
***
–
6,648,427
$1,000 Par (or similar) Institutional Preferred
–
5,184,224
–
5,184,224
Warrants
–
2,381,944
***
–
2,381,944
Investments Purchased with Collateral from Securities
Lending
22,919,983
–
–
22,919,983
Short-Term Investments:
Investment Companies
38,289,618
–
–
38,289,618
Total
$ 61,917,996
$ 542,263,339
$ 5,480,044
$ 609,661,379
Preferred Securities and Income
Level 1
Level 2
Level 3
Total
Long-Term Investments*:
$1,000 Par (or similar) Institutional Preferred
$ –
$ 2,516,065,191
$ –
$ 2,516,065,191
Contingent Capital Securities
–
1,726,826,681
–
1,726,826,681
$25 Par (or similar) Retail Preferred
702,153,530
182,655,851
***
–
884,809,381
Investments Purchased with Collateral from Securities
Lending
56,333,446
–
–
56,333,446
Short-Term Investments:
Repurchase Agreements
–
51,733,684
–
51,733,684
Total
$ 758,486,976
$ 4,477,281,407
$ –
$ 5,235,768,383
*
Refer to the Fund's Portfolio of Investments for industry classifications, where applicable.
**
Refer to the Fund’s Portfolio of Investments for securities classified as Level 3.
***
Refer to the Fund’s Portfolio of Investments for securities classified as Level 2.

Notes to Financial Statements
(Unaudited) (continued)
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Unfunded Commitments
Pursuant to the terms of certain of the variable rate senior loan agreements, the Funds may have unfunded senior loan commitments. Each Fund will maintain with its custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. As of the end of the reporting period, the Funds’ outstanding unfunded senior loan commitments were as follows:
Participation Commitments
With respect to the senior loans held in each Fund’s portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. As of the end of the reporting period, the Funds had no such outstanding participation commitments.
Securities Lending
Flexible Income, High Yield Income and Preferred Securities may lend securities representing up to one-third of the value of its total assets to broker-
dealers, banks, and other institutions in order to generate additional income. When loaning securities, each Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Fund
Outstanding
Unfunded Senior Loan
Commitments
Flexible Income
$ —
Floating Rate Income
1,816,065
High Yield Income
—
Preferred Securities and Income
—
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
Flexible Income Corporate Bonds $13,498,694 $13,796,908
$25 Par (or similar) Retail Preferred 4,106,460 4,183,000
$1,000 Par (or similar) Institutional Preferred 2,709,769 2,764,025
Convertible Preferred Securities 1,204,279 1,250,034
Common Stocks 6,291 6,550
Total $21,525,493 $22,000,517
High Yield Income Corporate Bonds $20,580,318 $22,919,983
Preferred Securities and Income $1,000 Par (or similar) Institutional Preferred $27,638,712 $28,359,368
Contingent Capital Securities 23,101,536 23,670,395
$25 Par (or similar) Retail Preferred 4,213,604 4,303,683
Total $54,953,852 $56,333,446

Repurchase Agreements
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investment Transactions
Long-term purchases and sales (including maturities but excluding derivative transactions and investments purchased with collateral from securities lending, where applicable) during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Credit Default Swap Contracts
A Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return if/when there is a credit event by a third party. Generally, a credit event means bankruptcy, failure to pay, or restructuring. The specific credit events applicable for each credit default swap are stated in the terms of the particular swap agreement. When a Fund has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either (i) deliver (receive) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The difference between the value of the security received (delivered) and the notional amount delivered (received) is recorded as a realized gain or loss.
Payments paid (received) at the beginning of the measurement period are recognized as a component of “Credit default swaps premiums paid and/
or received” on the Statement of Assets and Liabilities, when applicable.
Credit default swap contracts are valued daily. Changes in the value of a credit default swap during the fiscal period are recognized as a component of “Change in net unrealized appreciation (depreciation) of swaps” and realized gains and losses are recognized as a component of “Net realized gain (loss) from swaps” on the Statement of Operations.
For OTC swaps not cleared through a clearing house (“OTC Uncleared”), the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as components of “Unrealized appreciation or depreciation on credit default swaps” on the Statement of
Assets and Liabilities.
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Flexible Income Fixed Income Clearing Corporation $     50,905,179 $     (51,923,343)
Preferred Securities and Income Fixed Income Clearing Corporation 51,733,684 (52,768,396)
Fund
Purchases
Sales and
Maturities
Flexible Income
$ 344,984,443 $ 306,126,877
Floating Rate Income
1,428,091,778 281,077,408
High Yield Income
361,911,587 421,681,413
Preferred Securities and Income
417,611,281 441,160,409

Notes to Financial Statements
(Unaudited) (continued)
Upon the execution of an OTC swap cleared through a clearing house (“OTC Cleared”), a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open swap contracts, if any, is recognized as “Cash collateral at brokers for investments in swaps”
on the Statement of Assets and Liabilities. Investments in OTC Cleared swaps obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior day’s “mark-to-market” of the swap. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to the appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit a Fund’s account with an amount equal to the depreciation. These daily cash settlements are also known as “variation margin.” Variation margin for
OTC Cleared swaps is recognized as a receivable and/or payable for “Variation margin on swap contracts” on the Statement of Assets and Liabilities.
Upon the execution of an OTC Uncleared swap, neither the Fund nor the counterparty is required to deposit initial margin as the trades are recorded bilaterally between both parties to the swap contract, and the terms of the variation margin are subject to a predetermined threshold negotiated by the Fund and the counterparty. Variation margin for OTC Uncleared swaps is recognized as a component of “Unrealized appreciation or depreciation on credit default swaps” as described in the preceding paragraph. The maximum potential amount of future payments the Fund could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.
During the current fiscal period, High Yield Income used credit default swap contracts to gain broad exposure to the high yield bond market. From time to time, the Fund may also use credit default swaps to purchase credit protection on the high yield bond market or on certain credits, however that was not done during the current fiscal period.
The average notional amount of credit default swap contracts outstanding during the current fiscal period was as follows:
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on swap contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.
Futures Contracts
Upon execution of a futures contract, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Cash collateral at brokers for investments in futures contracts” on the Statement of Assets and Liabilities.
Investments in futures contracts obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior days
“mark-to-market” of the open contracts. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit the Fund’s account with an amount equal to depreciation. These daily cash settlements are also known as “variation margin.” Variation margin is recognized as a receivable and/or payable for
“Variation margin on futures contracts” on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-
market” on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into, which is recognized as a component of “Net realized gain (loss) from futures contracts” on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
During the current fiscal period, Preferred Securities and Income used interest rate futures to reduce the duration of its preferred securities portfolio.
Fund
Average Notional Amount of
Credit Default Swaps Outstanding*
High Yield Income $ -
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period. The Fund used credit default swaps during the current fiscal period. However, the Fund did not have any such positions outstanding at the beginning of the fiscal period or at the end of each fiscal quarter within the current fiscal period and therefore are not included as part of this calculation.
Fund
Underlying
Risk Exposure
Derivative
Instrument
Net Realized
Gain (Loss) from
Swaps
Change in Net Unrealized
Appreciation (Depreciation) of
Swaps
High Yield Income Credit Swaps $(48,961) $ -

The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on futures contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.
Options Transactions
When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recognized as a component of
“Options written, at value” on the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current value of the written option until the option is exercised or expires or the Fund enters into a closing purchase transaction. The changes in the value of options written during the fiscal period are recognized as a component of “Change in net unrealized appreciation (depreciation) of options written” on the Statement of
Operations. When an option is exercised or expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on executing a closing purchase transaction, including commission, is recognized as a component of “Net realized gain (loss) from options written” on the Statement of Operations. The Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (called) or purchased (put) and as a result bears the risk of an unfavorable change in the market value of the instrument underlying the written option. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.
During the current fiscal period, Flexible Income wrote call options on Applied Materials, Inc. and Qualcomm Incorporated to partially hedge against the long common stock position in the Fund’s portfolio.
The average notional amount of outstanding options written during the current fiscal period was as follows:
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on options written on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Fund
Average Notional Amount of
Futures Contracts Outstanding*
Preferred Securities and Income $127,032,969
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund
Underlying
Risk Exposure
Derivative
Instrument
Net Realized
Gain (Loss) from
Futures Contracts
Change in Net Unrealized
Appreciation (Depreciation) of
Futures Contracts
Preferred Securities and Income Interest rate Future contracts $11,792,804 $(2,069,139)
Fund
Average Notional Amount of
Outstanding Options Written*
Flexible Income $5,546,333
* The average notional amount is calculated based on the outstanding notional at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Location on the Statement of Assets and Liabilities
Underlying Derivative Asset Derivatives (Liability) Derivatives
Risk Exposure Instrument Location Value Location Value
Flexible Income
Equity Price Options Written - $- Options written, at value $1,540
Fund
Underlying
Risk Exposure
Derivative
Instrument
Net Realized
Gain (Loss) from
Options Written
Change in Net Unrealized
Appreciation (Depreciation) of
Options Written
Flexible Income Equity price Options written $339,520 $(37,340)

Notes to Financial Statements
(Unaudited) (continued)
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
3/31/22
Year Ended
9/30/21
Flexible Income Shares Amount Shares Amount
Shares sold:
Class A 1,438,019 $31,437,427 3,908,647 $86,693,116
Class A - automatic conversion of Class C Shares — — 4,029 88,963
Class C 732,614 15,974,711 2,268,130 50,169,131
Class R6 184,953 4,094,988 494,981 11,097,087
Class I 9,731,075 213,623,740 19,629,637 435,944,594
Shares issued to shareholders due to reinvestment of distributions:
Class A 309,055 6,727,001 538,418 11,936,665
Class C 236,373 5,137,098 424,858 9,395,795
Class R6 8,491 185,567 12,715 283,470
Class I 1,442,749 31,428,751 2,348,984 52,151,620
14,083,329 308,609,283 29,630,399 657,760,441
Shares redeemed:
Class A (1,837,752) (39,908,902) (3,436,627) (76,080,859)
Class C (1,298,953) (28,168,533) (2,561,954) (56,616,512)
Class C - automatic conversion to Class A Shares — — (4,038) (88,963)
Class R6 (46,084) (1,003,038) (154,768) (3,450,716)
Class I (8,225,441) (178,635,755) (13,983,751) (310,238,395)
(11,408,230) (247,716,228) (20,141,138) (446,475,445)
Net increase (decrease) 2,675,099 $60,893,055 9,489,261 $211,284,996
Six Months Ended
3/31/22
Year Ended
9/30/21
Floating Rate Income Shares Amount Shares Amount
Shares sold:
Class A 7,724,548 $146,037,788 3,057,096 $57,723,358
Class A - automatic conversion of Class C Shares — — 168 3,138
Class C 1,150,939 21,718,765 426,509 8,050,219
Class R6 8,811,914 167,669,974 1,213,886 22,572,822
Class I 72,353,739 1,368,724,971 29,640,494 559,966,794
Shares issued to shareholders due to reinvestment of distributions:
Class A 128,836 2,432,801 156,481 2,930,167
Class C 26,995 509,957 51,823 969,296
Class R6 150,500 2,855,612 174,422 3,285,824
Class I 1,085,227 20,512,459 1,283,649 24,079,369
91,432,698 1,730,462,327 36,004,528 679,580,987
Shares redeemed:
Class A (2,433,970) (45,778,479) (1,911,842) (35,575,148)
Class C (263,970) (4,980,785) (559,193) (10,414,528)
Class C - automatic conversion to Class A Shares — — (168) (3,138)
Class R6 (1,474,610) (27,874,137) (116,078) (2,202,856)
Class I (23,048,160) (435,355,414) (17,555,830) (329,163,438)
(27,220,710) (513,988,815) (20,143,111) (377,359,108)
Net increase (decrease) 64,211,988 $1,216,473,512 15,861,417 $302,221,879

6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Six Months Ended
3/31/22
Year Ended
9/30/21
High Yield Income Shares Amount Shares Amount
Shares sold:
Class A 827,226 $16,092,132 1,520,705 $29,402,853
Class A - automatic conversion of Class C Shares — — 5,972 117,155
Class C 59,097 1,141,667 189,392 3,702,756
Class R6 67,652 1,306,969 115,018 2,253,904
Class I 7,047,001 137,036,796 13,486,053 261,943,830
Shares issued to shareholders due to reinvestment of distributions:
Class A 56,318 1,082,882 107,438 2,094,316
Class C 24,052 462,830 73,557 1,428,123
Class R6 8,775 169,632 18,076 353,647
Class I 605,830 11,670,663 1,355,185 26,421,644
8,695,951 168,963,571 16,871,396 327,718,228
Shares redeemed:
Class A (667,691) (12,878,534) (1,049,758) (20,206,270)
Class C (364,786) (7,058,095) (676,630) (13,154,080)
Class C - automatic conversion to Class A Shares — — (5,978) (117,155)
Class R6 (28,618) (556,094) (105,319) (2,056,147)
Class I (10,366,152) (201,330,919) (8,666,649) (168,890,433)
(11,427,247) (221,823,642) (10,504,334) (204,424,085)
Net increase (decrease) (2,731,296) $(52,860,071) 6,367,062 $123,294,143
Six Months Ended
3/31/22
Year Ended
9/30/21
Preferred Securities and Income Shares Amount Shares Amount
Shares sold:
Class A 5,467,473 $94,538,629 11,922,417 $210,085,022
Class A - automatic conversion of Class C Shares 329 5,506 7,509 132,718
Class A - automatic conversion of Class R3 Shares — — 251,245 4,479,699
Class C 893,898 15,574,091 2,577,549 45,555,914
Class R3
(1)
— — 86,505 1,512,818
Class R6 17,756,938 311,628,627 37,067,835 656,128,075
Class I 47,563,318 824,119,890 90,130,117 1,593,509,790
Shares issued to shareholders due to reinvestment of distributions:
Class A 736,547 12,699,710 1,271,233 22,429,537
Class C 246,066 4,246,998 498,716 8,791,619
Class R3
(1)
— — 6,683 117,913
Class R6 1,439,514 24,894,447 1,882,645 33,386,241
Class I 4,645,557 80,228,110 7,802,803 137,837,268
78,749,640 1,367,936,008 153,505,257 2,713,966,614
Shares redeemed:
Class A (5,122,377) (88,591,797) (7,352,832) (129,339,236)
Class C (1,590,196) (27,360,906) (4,122,450) (72,507,967)
Class C - automatic conversion to Class A Shares (329) (5,506) (7,505) (132,718)
Class R3
(1)
— — (21,135) (375,110)
Class R3 - automatic conversion to Class A Shares — — (249,565) (4,479,699)
Class R6 (17,988,381) (309,539,231) (13,198,700) (232,626,251)
Class I (54,651,826) (941,511,534) (49,578,571) (874,628,412)
(79,353,109) (1,367,008,974) (74,530,758) (1,314,089,393)
Net increase (decrease) (603,469) $927,034 78,974,499 $1,399,877,221
(1) Class R3 Shares were converted to Class A at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other
Nuveen mutual funds.

Notes to Financial Statements
(Unaudited) (continued)
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
7. Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities.
The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Flexible Income
$ 1,863,691,969 $ 65,645,017 $ (105,957,610) $ (40,312,593)
Floating Rate Income
2,579,786,161 19,775,822 (38,301,173) (18,525,351)
High Yield Income
634,563,074 6,241,089 (31,142,784) (24,901,695)
Preferred Securities and Income
5,261,803,147 90,729,749 (116,764,513) (26,034,764)
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Flexible Income
$ 17,058,189 $ — $ 80,597,609 $ (66,220,729) $ — $ (6,583,124) $ 24,851,945
Floating Rate Income
2,169,170 — 1,948,144 (190,808,058) — (3,711,801) (190,402,545)
High Yield Income
1,224,413 — 6,287,861 (149,968,556) — (2,556,733) (145,013,015)
Preferred Securities and
Income
11,543,987 — 351,263,376 (166,816,497) — (22,417,422) 173,573,444
Fund
Short-Term Long-Term Total
Flexible Income
$ 29,136,466 $ 37,084,263 $ 66,220,729
Floating Rate Income
32,438,294 158,369,764 190,808,058
High Yield Income
2,940,141 147,028,415 149,968,556
Preferred Securities and Income
83,014,035 83,802,462 166,816,497

The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of March 31, 2022, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses
(excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expense for the Class R6 Shares will be less than the expense limitation. The temporary expense limitations may be terminated or modified prior to expiration date only with the approval of the Board. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of each Fund.
Average Daily Net Assets
Flexible
Income
Floating Rate
Income
High Yield
Income
Preferred
Securities and
Income
For the first $125 million 0.5500% 0.4500% 0.4500% 0.5500%
For the next $125 million 0.5375 0.4375 0.4375 0.5375
For the next $250 million 0.5250 0.4250 0.4250 0.5250
For the next $500 million 0.5125 0.4125 0.4125 0.5125
For the next $1 billion 0.5000 0.4000 0.4000 0.5000
For the next $3 billion 0.4750 0.3750 0.3750 0.4750
For the next $5 billion 0.4500 0.3500 0.3500 0.4500
For net assets over $10 billion 0.4375 0.3375 0.3375 0.4375
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
Flexible Income
0 .1547%
Floating Rate Income
0 .1547%
High Yield Income
0 .1547%
Preferred Securities and Income
0 .1547%

Notes to Financial Statements
(Unaudited) (continued)
Distribution and Service Fees
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee.
Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee.  Class R6 Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of
Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates
Flexible Income receives voluntary compensation from the Adviser in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Fund is recognized as Payment from affiliate on the Statement of Operations, and any income due to the Funds as of the end of the reporting period is recognized as “Receivable due from affiliate” on the Statement of Assets and Liabilities.
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
Flexible Income 0.75% July 31, 2023 1.25%
Floating Rate Income 0.85% July 31, 2023 1.10%
High Yield Income 0.79% July 31, 2023 1.35%
Preferred Securities and Income N/A N/A 1.25%
N/A - Not Applicable.
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Flexible Income
$ 367,529 $ 329,907
Floating Rate Income
64,848 57,824
High Yield Income
407,947 381,453
Preferred Securities and Income
697,354 646,326
Fund
Commission
Advances
Flexible Income
$ 208,509
Floating Rate Income
399,046
High Yield Income
13,239
Preferred Securities and Income
417,275
Fund
12b-1 Fees
Retained
Flexible Income
$ 206,013
Floating Rate Income
56,848
High Yield Income
15,814
Preferred Securities and Income
214,157

As of the end of the reporting period, the percentage of Fund shares owned by Nuveen were as follows:
8. Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.635 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A
Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity.
The credit facility expires in June 2022 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
0Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense”
on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
CDSC
Retained
Flexible Income
$ 37,251
Floating Rate Income
5,627
High Yield Income
702
Preferred Securities and Income
62,124
Fund Nuveen Owned Shares
Floating Rate Income -%*
*Rounds to less than 1%.
Fund
Maximum
Outstanding
Balance
Flexible Income
$ —
Floating Rate Income
—
High Yield Income
45,100,000
Preferred Securities and Income
152,100,000
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Flexible Income
— $ — — %
Floating Rate Income
— — —
High Yield Income
58 13,629,310 1.37
Preferred Securities and Income
6 56,433,333 1.28

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Custodian
State Street Bank & Trust
Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)

Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Bloomberg Capital Securities Index:
An Index designed to measure the performance of USD-denominated preferred securities, including Tier 1 and Tier 2 securities.
Bloomberg U.S. Aggregate Bond Index:
An index designed to measure the performance of the USD-denominated, fixed-rate U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-
backed securities (CMBS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Contingent Capital Securities (CoCos):
CoCos are debt or capital securities of primarily non-U.S. issuers with loss absorption contingency mechanisms built into the terms of the security, for example a mandatory conversion into common stock of the issuer, or a principal write-down, which if triggered would likely cause the CoCo investment to lose value. Loss absorption mechanisms would become effective upon the occurrence of a specified contingency event, or at the discretion of a regulatory body. Specified contingency events, as identified in the CoCo’s governing documents, usually reference a decline in the issuer’s capital below a specified threshold level, and/or certain regulatory events. A loss absorption contingency event for CoCos would likely be the result of, or related to, the deterioration of the issuer’s financial condition and/or its status as a going concern. In such a case, with respect to
CoCos that provide for conversion into common stock upon the occurrence of the contingency event, the market price of the issuer’s common stock received by the Acquiring Fund will have likely declined, perhaps substantially, and may continue to decline after conversion. CoCos rated below investment grade should be considered high yield securities, or “junk,” but often are issued by entities whose more senior securities are rated investment grade. CoCos are a relatively new type of security; and there is a risk that CoCo security issuers may suffer the sort of future financial distress that could materially increase the likelihood (or the market’s perception of the likelihood) that an automatic write-down or conversion event on those issuers’ CoCos will occur. Additionally, the trading behavior of a given issuer’s
CoCo may be strongly impacted by the trading behavior of other issuers’ CoCos, such that negative information from an unrelated CoCo security may cause a decline in value of one or more CoCos held by the Fund. Accordingly, the trading behavior of CoCos may not follow the trading behavior of other types of debt and preferred securities. Despite these concerns, the prospective reward vs. risk characteristics of at least certain CoCos may be very attractive relative to other fixed-income alternatives.
Credit Suisse Leveraged Loan Index:
An index designed to measure the performance of the USD-denominated leveraged loan market. The index includes issuers from developed countries; issuers from developing countries are excluded. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Duration:
Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Flexible Income Blended Benchmark:
Consists of: 1) 50% ICE BofA U.S. Corporate Index, an index comprised of
USD-denominated investment grade, fixed-rate corporate debt securities publicly issued in the U.S. domestic market with at least one year remaining to maturity and at least $250 million outstanding, and 2) 50% ICE BofA U.S. High Yield
Index, an index designed to measure the performance of USD-denominated below investment grade corporate debt publicly issued in the U.S. domestic market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Glossary of Terms Users in the Report
(continued)

Gross Domestic Product (GDP):
The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.
Hybrid Security:
A hybrid security combines two or more different financial instruments. A hybrid security generally combines both debt and equity characteristics.
ICE BofA Fixed Rate Preferred Securities Index:
An Index designed to measure the performance of investment
grade fixed-rate, USD-denominated preferred securities issued in the U.S. domestic market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA U.S. All Capital Securities Index:
An index designed to measure the performance of investment grade and below investment grade fixed-rate and fixed-to-floating rate, USD-denominated hybrid corporate and preferred securities publicly issued in the U.S. domestic market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA U.S. Corporate Index:
An index comprised of USD-denominated investment grade, fixed-rate corporate debt securities publicly issued in the U.S. domestic market with at least one year remaining to maturity and at least
$250 million outstanding. The index returns assume reinvestment of distributions, but do not include the effects of any sales charges or management fees.
ICE BofA U.S. High Yield Index:
An index designed to measure the performance of USD-denominated below investment grade corporate debt publicly issued in the U.S. domestic market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE USD Contingent Capital Index (CDLR):
An index designed to measure the performance of USD-denominated contingent capital debt publicly issued in the major domestic and Eurobond markets, including investment grade and below investment grade issues. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Lipper Flexible Income Funds Classification Average:
Represents the average annualized total return for all reporting funds in the Lipper Flexible Income Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper High Yield Funds Classification Average:
Represents the average annualized total return for all reporting funds in the Lipper High Yield Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Loan Participation Funds Classification Average:
Represents the average annualized total return for
all reporting funds in the Lipper Loan Participation Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Option-adjusted spread (OAS):
The option-adjusted spread (OAS) for a fixed-income security is the amount of yield that would need to be added to each of the discount rates used to value each of the security’s cash flows (typically based on the yields of U.S. Treasury securities) so that the sum of the discounted value of all of the security’s cash flows matches its market price, using a dynamic pricing model that takes into account any embedded options, such as call features, applicable to the security.
Preferred Securities and Income Blended Benchmark (effective January 29, 2021):
Consists of: 1) 65% ICE BofA
Fixed Rate Preferred Securities Index, an index is designed to measure the performance of investment grade fixed-
rate, USD-denominated preferred securities issued in the U.S. domestic market, and 2) 35% Bloomberg Capital
Securities Index, an index designed to measure the performance of USD-denominated preferred securities, including
Tier 1 and Tier 2 securities until December 30, 2013, and thereafter 1) 60% ICE BofA U.S. All Capital Securities Index,
an index is designed to measure the performance of investment grade and below investment grade fixed-rate and fixed-to-floating rate, USD-denominated hybrid corporate and preferred securities publicly issued in the U.S. domestic market, and 2) 40% ICE USD Contingent Capital Index (CDLR), an index is designed to measure the performance of
USD-denominated contingent capital debt publicly issued in the major domestic and Eurobond markets, including investment grade and below investment grade issues. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Preferred Securities and Income Blended Benchmark (prior to January 29, 2021):
Consists of: 1) 65% ICE BofA
Fixed Rate Preferred Securities Index (see Fund’s current Blended Benchmark), and 2) 35% Bloomberg Capital
Securities Index (see Fund’s current Blended Benchmark) until December 30, 2013, and thereafter 1) 60% ICE BofA
U.S. All Capital Securities Index (see Fund’s current Blended Benchmark), and 2) 40% ICE BofA Contingent Capital
Securities (USD Hedged) Index (COCO), an index designed to measure the performance of all contingent capital debt publicly issued in the major domestic and Eurobond markets, including investment grade and sub-investment grade issues. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Tax Equalization:
The practice of treating a portion of the distribution made to a redeeming shareholder, which represents his proportionate part of undistributed net investment income and capital gain as a distribution for tax purposes. Such amounts are referred to as the equalization debits (or payments) and will be considered a distribution to the shareholder of net investment income and capital gain for calculation of the Fund’s dividends paid deduction.
Zero Coupon Bond:
A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage each Fund’s liquidity risk. The
Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Directors (the “Board”) previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser (the “Adviser”), as the administrator of the Program. The Adviser’s Liquidity
Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the Adviser’s Liquidity Oversight Sub-
Committee (“LOSC”). LMAT and LOSC are composed of personnel from the Adviser and Teachers Advisors, LLC, an affiliate of the Adviser.
At a May 26, 2021 meeting of the Board, the Adviser provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for the calendar year 2020 (the “Review Period”), as required under the Liquidity Rule. The report noted that the
Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the
Fund’s investment strategy and the liquidity of its portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each of the Funds’ portfolio investments are classified into one of four liquidity categories (including the most liquid, “Highly Liquid,” and the least liquid, “Illiquid,” as discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, using third-party vendor data.
A fund that does not primarily hold Highly Liquid investments must, among other things, determine a minimum percentage of the fund’s net assets that must be invested in Highly Liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held
Highly Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a fund from acquiring Illiquid investments if doing so would result in the fund holding more than 15% of its net assets in Illiquid investments, and requires certain reporting to the fund’s board and the Securities and Exchange Commission any time a fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, the Funds did not exceed the 15% limit on Illiquid investments.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MSA-TFI-0322D 2171585-INV-B-05/23
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust V

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: June 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: June 3, 2022

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: June 3, 2022